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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-4386

                           Van Kampen Tax Free Trust
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
    -----------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                Ronald Robinson
             1221 Avenue of the Americas, New York, New York 10020
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Insured Tax Free Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/93 through 9/30/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN INSURED TAX FREE       LEHMAN BROTHERS MUNICIPAL BOND
                                                                        INCOME FUND                           INDEX
                                                                ---------------------------       ------------------------------
9/93                                                                       9523.00                           10000.00
12/93                                                                      9602.00                           10140.70
                                                                           9019.00                            9583.91
                                                                           9114.00                            9689.41
                                                                           9124.00                            9755.81
12/94                                                                      8997.00                            9616.39
                                                                           9657.00                           10295.80
                                                                           9843.00                           10543.80
                                                                          10042.00                           10847.00
12/95                                                                     10571.00                           11294.80
                                                                          10335.00                           11158.80
                                                                          10396.00                           11244.10
                                                                          10672.00                           11501.80
12/96                                                                     10956.00                           11794.80
                                                                          10863.00                           11766.60
                                                                          11215.00                           12171.80
                                                                          11538.00                           12538.80
12/97                                                                     11853.00                           12878.90
                                                                          11953.00                           13027.10
                                                                          12125.00                           13225.60
                                                                          12518.00                           13631.40
12/98                                                                     12522.00                           13713.40
                                                                          12585.00                           13835.00
                                                                          12243.00                           13590.60
                                                                          12042.00                           13536.50
12/99                                                                     11893.00                           13431.40
                                                                          12329.00                           13823.90
                                                                          12501.00                           14032.70
                                                                          12781.00                           14372.30
12/00                                                                     13461.00                           15000.70
                                                                          13686.00                           15333.50
                                                                          13711.00                           15433.10
                                                                          14094.00                           15866.50
12/01                                                                     13980.00                           15769.60
                                                                          14058.00                           15918.30
                                                                          14588.00                           16500.70
                                                                          15402.00                           17284.40
12/02                                                                     15348.00                           17284.30
                                                                          15484.00                           17492.10
                                                                          15852.00                           17943.30
9/03                                                                      15849.00                           17957.30

Index data source: Bloomberg

                               A SHARES                 B SHARES                 C SHARES
                            since 12/14/84            since 5/03/93            since 8/13/93
------------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/ SALES    W/O SALES    W/ SALES    W/O SALES    W/ SALES
TOTAL RETURNS             CHARGES     CHARGES      CHARGES     CHARGES      CHARGES     CHARGES

Since Inception            8.09%        7.81%       5.01%        5.01%       4.57%       4.57%

10-year                    5.23         4.71        4.65         4.65        4.40        4.40

5-year                     4.83         3.82        4.00         3.75        4.00        4.00

1-year                     2.90        -1.99        2.08        -1.85        2.08        1.10
------------------------------------------------------------------------------------------------
30-Day SEC Yield                 3.53%                    2.96%                    2.96%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B and C shares reflect their conversion into Class A shares seven and 10 years after purchase, respectively. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Distribution rate represents the monthly annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Insured Tax Free Income Fund is managed by the Adviser's Municipal Fixed-Income team.(1) Members of the team include James F. Willison, Managing Director; Joseph R. Arcieri, Executive Director; and Joseph A. Piraro, Vice President. The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The economic backdrop for the 12 months ended September 30 was largely characterized by the persistent weakness of the U.S. economy. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and Wall Street officials suggesting that the U.S. economy might be entering a deflationary period also seemed to weigh heavily on the minds of investors over the course of the year. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds. The Federal Reserve Board (the Fed) attempted to allay these fears and keep the economy moving in the right direction by cutting the Fed Funds target rate twice during the period for a total reduction of 0.75 percent.

       The uncertain climate had a definite effect on the municipal bond market. While yields on intermediate- and long-term bonds ended the period approximately where they began, the road between those two points was decidedly bumpy. The 12-month period can be divided into two distinct market environments. The first of these, which lasted from October 2002 to mid-June 2003, saw municipal yields fall by roughly 80 basis points to levels not seen since the late 1960s. These plummeting yields led to a surge in issuance as municipalities moved to lock in low financing rates and, in the case of older bonds, low refinancing costs. These record levels of supply met with record levels of demand as investors in search of relative investment stability poured cash into municipal bond funds. Demand for municipal bonds was also strong from so-called "cross-over" buyers--investors who traditionally favor taxable investments but were drawn to municipal bonds because of their relatively attractive yields.

       The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the rising equity market. Interest from cross-over investors also evaporated as the relative attractiveness of the taxable market grew. Issuance remained strong throughout this leg of the period, though it abated somewhat in the last three months. These forces combined to drive municipal-bond yields off of their historic lows, ending the period where they began.

(1)Team members may change at any time without notice.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- The fund returned 2.90 percent for the 12 months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.89 percent for the same period.

        -- The fund's monthly dividend of $0.0605 translated to a distribution rate of 3.59 percent based on the fund's maximum offering price (as of September 30, 2003, Class A shares adjusted for sales charges).

       See Performance Summary for additional information and index definition.

Q.     WHAT FACTORS HINDERED PERFORMANCE DURING THE REPORTING PERIOD?

A. With interest rates at low levels early in the period, we moved to attempt to protect the fund from any sudden rate increases. One of our primary tactics was to reduce the fund's duration (a measure of interest-rate sensitivity) below that of its benchmark index. This defensive positioning, which benefited the fund later in the fiscal year, was a drag on performance during the bond market rally that occurred last winter and spring.

TOP 5 SECTORS AS OF 9/30/03                 TOP 5 STATES AS OF 9/30/03
Public Education              13.7%         Illinois                        16.4%
Water & Sewer                 13.2          Texas                           10.9
Wholesale Electric            11.1          California                      10.6
Public Building                9.5          Florida                          8.5
Transportation                 9.0          Washington                       7.2

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. The majority of the fund's holdings are concentrated in essential-services bonds. Because these securities are backed by specific projects rather than tax receipts, they tend to provide a more reliable income stream than other municipal issues in weak economic environments such as that of the past year. Sectors within essential services that contributed positively to the fund's performance during the period included transportation, public education, and water and sewer bonds.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING KEY
       ISSUES.

A. Over the past year we increased the fund's exposure to bonds with structural characteristics designed to withstand interest-rate volatility relatively well. Many of those purchases were concentrated in bonds that feature the premium coupons of longer maturities while trading to a shorter, more intermediate call date. In an environment of rising interest rates, these bonds offer the dual cushion of high income (to offset capital losses) and moderate interest-rate vulnerability. In our opinion, their income stream alone makes them an appealing investment, regardless of interest-rate considerations.

       In terms of sector composition, the two largest weightings in the portfolio at the end of September were water and sewer bonds and education bonds. We maintained a very low percentage of assets in the health-care sector because of our concerns about financial difficulties in that area. Another area of concern was zero-coupon bonds, which were underperforming other types of securities. Consequently, we made efforts to eliminate some of the portfolio's zero-coupon holdings during the period.

       At the security level, we took advantage of relative-value opportunities created by the volatile interest-rate environment during the period. For example, the rapid increase in yields during June and July allowed us to invest in newer securities carrying higher yields. We funded many of these purchases through carefully managed selling of lower-coupon holdings that allowed the portfolio to benefit from targeted tax losses that offset capital gains elsewhere in the portfolio.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW FOR THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS?

A. We believe that the economy has lately shown clear signs of improvement, though the employment picture remains soft and the likelihood of a sustained rebound is questionable. In this environment, we believe the Fed is likely to maintain a neutral stance in the absence of stronger economic growth. We will continue to monitor the market closely for compelling investment opportunities.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          MUNICIPAL BONDS  98.2%
          ALABAMA 2.1%
$1,760    Alabama St Brd Ed Rev Shelton St Cmnty College
          Rfdg (AMBAC Insd)..............................  5.500%   10/01/10   $    2,030,354
 4,035    Alabama St Brd Ed Tuit Rev John C Calhoun Cmty
          College A (FGIC Insd)..........................  5.250    05/01/23        4,266,770
 1,525    Alabama Wtr Pollutn Ctl Auth (AMBAC Insd)......  5.500    08/15/13        1,731,332
 1,955    Alabama Wtr Pollutn Ctl Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................  6.750    08/15/17        2,147,079
 3,120    Huntsville, AL Hlthcare Auth Ser A (MBIA
          Insd)..........................................  5.400    06/01/22        3,339,367
 3,000    Huntsville, AL Hlthcare Auth Ser A (MBIA
          Insd)..........................................  5.500    06/01/27        3,204,150
 1,030    Jefferson Cnty, AL Swr Rev Cap Impt Wt
          (Prerefunded @ 08/01/12) (FGIC Insd)...........  5.000    02/01/41        1,150,077
 1,000    Mobile, AL Wtr & Swr Commr Wt (FGIC Insd)......  5.250    01/01/20        1,071,450
 5,500    Morgan Cnty Decatur, AL Hlthcare Auth Hosp Rev
          Decatur Gen Hosp Rfdg (Connie Lee Insd)........  6.250    03/01/13        5,725,445
 2,400    Muscle Shoals, AL Util Brd Wtr & Swr Rev (FSA
          Insd)..........................................  6.500    04/01/16        2,511,912
                                                                               --------------
                                                                                   27,177,936
                                                                               --------------
          ALASKA  0.5%
 4,130    Anchorage, AK Ser A (FGIC Insd)................  5.500    06/01/17        4,634,810
 1,425    Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)........  6.000    09/01/19        1,644,550
                                                                               --------------
                                                                                    6,279,360
                                                                               --------------
          ARIZONA  0.7%
 1,000    Arizona Sch Fac Brd Ctf Part Ser A (MBIA
          Insd)..........................................  5.250    09/01/17        1,109,280
 2,900    Arizona Tourism & Sports Auth Multi Purp Stad
          Fac Ser A (MBIA Insd)..........................  5.375    07/01/22        3,132,812
 1,000    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
          Oblig Irvington Proj Tucson Elec Pwr Co Ser A
          Rfdg (FSA Insd)................................  7.250    07/15/10        1,052,600
 1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
          Hosp Ser A Rfdg (AMBAC Insd)...................  6.000    09/01/12        2,141,906
 1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
          Hosp Ser A Rfdg (AMBAC Insd)...................  6.125    09/01/17        2,009,332
                                                                               --------------
                                                                                    9,445,930
                                                                               --------------
          ARKANSAS  0.5%
 6,265    Little Rock, AR Sch Dist Ser B Rfdg (FSA
          Insd)..........................................  5.500    02/01/25        6,688,451
                                                                               --------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          CALIFORNIA  10.4%
$3,270    Alhambra, CA Redev Agy Tax A Indl Redev Proj
          Rfdg (FSA Insd)................................  5.000%   05/01/19   $    3,460,020
 2,835    Bay Area Govt Assn CA Rev Tax Alloc CA Redev
          Agy Pool Rev Ser A (FSA Insd)..................  6.000    12/15/14        3,054,656
 2,060    Burbank, CA Pub Fin Auth Golden State Redev
          Proj Ser A (AMBAC Insd)........................  5.250    12/01/21        2,210,050
 5,000    California St (XLCA Insd)......................  5.000    10/01/28        5,063,300
 3,000    California St (CIFG Insd)......................  5.000    02/01/29        3,035,490
10,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd) (a)......................................  5.500    05/01/16       11,194,400
 5,000    California St Dept Wtr Res Pwr Ser A (XLCA
          Insd)..........................................  5.375    05/01/17        5,483,050
 5,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)..........................................  5.375    05/01/18        5,483,050
 3,000    California St Pub Wks Brd UCLA Replacement Hosp
          Ser A (FSA Insd)...............................  5.375    10/01/20        3,242,130
 3,000    California St Pub Wks Brd UCLA Replacement Hosp
          Ser A (FSA Insd)...............................  5.000    10/01/22        3,086,520
   425    Earlimart, CA Elem Sch Dist Ser 1 (AMBAC
          Insd)..........................................  6.700    08/01/21          545,215
 3,500    Golden St Tob Sec Enhanced Asset Bkd B (AMBAC
          Insd)..........................................  5.000    06/01/38        3,496,885
10,000    Golden St Tob Sec Enhanced Asset Bkd B (AMBAC
          Insd)..........................................  5.000    06/01/43        9,939,500
   265    Golden West Sch Fin Auth CA Rev Ser A Rfdg
          (MBIA Insd)....................................  5.750    08/01/19          314,009
 6,500    Grossmont, CA Uni High Sch Dist Ctf Part (MBIA
          Insd)..........................................   *       11/15/21        2,092,090
 5,000    Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B
          (FSA Insd).....................................  5.000    07/01/26        5,090,450
 8,265    Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B
          (FSA Insd).....................................  5.000    07/01/27        8,408,067
 3,580    Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B
          (FSA Insd).....................................  5.000    07/01/28        3,639,177
 2,000    Metropolitan Wtr Dist South CA Auth Ser B 1
          (FGIC Insd)....................................  5.000    10/01/29        2,032,280
 6,500    Metropolitan Wtr Dist South CA Auth Ser B 1
          (FGIC Insd)....................................  5.000    10/01/36        6,589,440
 5,000    Metropolitan Wtr Dist South CA Auth Ser B 2
          (FGIC Insd)....................................  5.000    10/01/27        5,088,650
 1,250    Pomona, CA Ctf Part Gen Fd Lease Fin (AMBAC
          Insd)..........................................  5.500    06/01/21        1,393,650
 1,465    Pomona, CA Ctf Part Gen Fd Lease Fin (AMBAC
          Insd)..........................................  5.500    06/01/24        1,600,014

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          CALIFORNIA (CONTINUED)
$1,365    Pomona, CA Ctf Part Gen Fd Lease Fin (AMBAC
          Insd)..........................................  5.500%   06/01/28   $    1,483,919
 3,005    Poway, CA Ctf Part City Office Bldg Proj (AMBAC
          Insd)..........................................  5.000    01/01/23        3,082,018
 5,000    Poway, CA Redev Agy Tax Paguay Redev Proj Ser A
          (MBIA Insd) (b)................................  5.000    06/15/33        5,062,950
 9,285    San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)....  5.375    03/01/18       10,223,528
 2,000    Santa Rosa, CA Wastewtr Rev Cap Apprec Ser B
          (AMBAC Insd)...................................   *       09/01/19          934,820
 3,500    University, CA Rev Gen Ser A (AMBAC Insd)......  5.000    05/15/27        3,560,025
 8,560    University, CA Rev Gen Ser A (AMBAC Insd)......  5.000    05/15/33        8,680,354
 1,660    Upland, CA Pub Fin Auth Rev Lease Wtr Sys Impt
          Proj (AMBAC Insd)..............................  5.000    10/01/27        1,689,432
 1,250    Vallejo City, CA Uni Sch Ser A Rfdg (MBIA
          Insd)..........................................  5.900    02/01/17        1,493,400
 3,000    Vallejo City, CA Uni Sch Ser A Rfdg (MBIA
          Insd)..........................................  5.900    08/01/25        3,510,210
 2,000    William S Hart CA Jt Sch Fin Auth Spl Tax Rev
          Cmnty Fac Rfdg (FSA Insd)......................  6.500    09/01/14        2,227,340
                                                                               --------------
                                                                                  137,490,089
                                                                               --------------
          COLORADO  5.9%
 2,000    Arapahoe, CO Pk & Rec Dist (FGIC Insd).........  5.250    12/01/22        2,132,460
 1,365    Colorado St Brd Governors Univ & Impt Ser A
          Rfdg (AMBAC Insd)..............................  5.250    03/01/16        1,524,459
 1,035    Colorado St Colleges Brd Ser B Rfdg (MBIA
          Insd)..........................................  5.000    05/15/22        1,076,245
11,850    Denver, CO City & Cnty Arpt Rev Ser A (MBIA
          Insd)..........................................  5.700    11/15/25       12,754,866
 3,605    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
          Insd)..........................................  5.750    11/15/16        4,173,040
 4,310    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
          Insd)..........................................  5.750    11/15/17        4,961,758
 4,505    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
          Insd)..........................................  5.750    11/15/18        5,157,865
 5,345    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
          Insd)..........................................  5.750    11/15/20        6,057,702
 8,525    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
          Insd)..........................................  5.000    11/15/33        8,588,511
 3,265    Denver, CO Convention Ctr Sr Ser A (XLCA
          Insd)..........................................  5.000    12/01/17        3,531,163
 2,000    Denver, CO Convention Ctr Sr Ser A (XLCA
          Insd)..........................................  5.000    12/01/22        2,070,020
 9,265    Denver, CO Convention Ctr Sr Ser A (XLCA
          Insd)..........................................  5.000    12/01/28        9,386,835
 2,200    Denver, CO Convention Ctr Sr Ser A (XLCA
          Insd)..........................................  5.000    12/01/33        2,193,048
 2,000    Fremont Cnty, CO Ctf Part & Impt Ser A Rfdg
          (MBIA Insd)....................................  5.250    12/15/26        2,083,000
 1,175    Thornton, CO Ctf Part (AMBAC Insd).............  5.375    12/01/19        1,294,615
 2,825    Thornton, CO Ctf Part (AMBAC Insd).............  5.375    12/01/20        3,087,668

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          COLORADO (CONTINUED)
$3,080    Thornton, CO Ctf Part (AMBAC Insd).............  5.375%   12/01/21   $    3,339,459
 1,650    Thornton, CO Ctf Part (AMBAC Insd).............  5.375    12/01/22        1,777,297
 2,000    Westminster, CO Wtr & Wastewtr Util Enterprise
          Rev (Prerefunded @ 12/01/04) (AMBAC Insd)......  6.250    12/01/14        2,115,700
                                                                               --------------
                                                                                   77,305,711
                                                                               --------------
          DISTRICT OF COLUMBIA  0.3%
 1,000    District Columbia Ctf Part Dist Pub Safety &
          Emergency (AMBAC Insd).........................  5.500    01/01/19        1,105,130
 2,000    District Columbia Ctf Part Dist Pub Safety &
          Emergency (AMBAC Insd).........................  5.500    01/01/20        2,192,820
                                                                               --------------
                                                                                    3,297,950
                                                                               --------------
          FLORIDA  8.4%
 1,000    Brevard Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
          Insd)..........................................  5.400    07/01/12        1,148,060
 2,000    Brevard Cnty, FL Util Rev Rfdg (FGIC Insd).....  5.250    03/01/12        2,271,220
 7,055    Broward Cnty, FL Sch Brd Ctf (MBIA Insd).......  5.250    07/01/17        7,824,066
   500    Dade Cnty, FL Aviation Rev Ser B (MBIA Insd)...  5.600    10/01/26          533,215
 1,000    Dade Cnty, FL Ed Fac Auth Rev Exchanged From
          Univ of Miami Ser B (MBIA Insd)................  5.750    04/01/20        1,099,740
   500    Dade Cnty, FL Sch Dist (MBIA Insd).............  5.000    02/15/13          545,175
   750    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)....  5.375    10/01/16          839,017
 1,250    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)..........................................  5.950    07/01/20        1,346,012
 1,000    Escambia Cnty, FL Util Auth Util Sys Rev (FGIC
          Insd)..........................................  5.250    01/01/24        1,045,680
 1,000    Florida Intergovnmtl Fin Ser C1 (AMBAC Insd)...  5.125    02/01/31        1,018,900
   575    Florida Muni Ln Council Rev Ser B (MBIA
          Insd)..........................................  5.750    11/01/14          663,964
 1,185    Florida St Brd of Ed Cap Outlay Pub Ed Ser C
          (FGIC Insd)....................................  5.000    06/01/23        1,221,486
 2,000    Florida St Brd of Ed Cap Outlay Pub Ed Ser C
          (FGIC Insd)....................................  5.750    06/01/29        2,170,880
 1,250    Florida St Brd of Ed Lottery Rev Ser A (FGIC
          Insd)..........................................  6.000    07/01/12        1,470,975
 1,000    Florida St Brd of Ed Lottery Rev Ser A (FGIC
          Insd)..........................................  6.000    07/01/14        1,172,720
 2,750    Florida St Brd of Ed Lottery Rev Ser B (FGIC
          Insd)..........................................  5.250    07/01/13        3,061,822
   750    Florida St Brd of Regt Hsg Rev (MBIA Insd).....  5.750    07/01/14          863,437
 1,365    Florida St Correctional Privatization Commn Ctf
          Part (MBIA Insd)...............................  5.375    08/01/14        1,528,977
 1,750    Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Environmental Prot Presvtn 2000 Ser A (AMBAC
          Insd)..........................................  5.000    07/01/12        1,918,630
 1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Environmental Prot Presvtn 2000 Ser B (FSA
          Insd)..........................................  5.250    07/01/11        1,679,325
 1,000    Florida St Muni Pwr Agy Rev Stanton Proj Rfdg
          (FSA Insd).....................................  5.500    10/01/14        1,137,990

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          FLORIDA (CONTINUED)
$2,080    Florida St Muni Pwr Agy Rev Stanton Proj Rfdg
          (FSA Insd).....................................  5.500%   10/01/15   $    2,363,608
   500    Gulf Breeze, FL Rev Loc Govt (FGIC Insd).......  5.650    12/01/20          554,290
 1,340    Gulf Breeze, FL Rev Venice Loc Govt (FGIC
          Insd)..........................................  5.150    12/01/20        1,462,087
 1,480    Hillsborough Cnty, FL Sch Brd (AMBAC Insd).....  5.375    10/01/16        1,656,890
 1,300    Hillsborough Cnty, FL Util Jr Lien Rfdg (AMBAC
          Insd)..........................................  5.500    08/01/11        1,504,061
 1,000    Indian River Cnty, FL Hosp Rev Rfdg (FSA
          Insd)..........................................  6.100    10/01/18        1,131,140
 1,000    Jacksonville, FL Cap Impt Rev Crossover Ser B
          Rfdg (AMBAC Insd)..............................  5.250    10/01/14        1,120,610
 3,210    Jacksonville, FL Cap Impt Rev Crossover Ser B
          Rfdg (AMBAC Insd)..............................  5.250    10/01/15        3,589,326
 1,750    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)....  5.375    10/01/30        1,837,132
 1,000    Key West, FL Util Brd Elec Rev Cap Apprec Ser D
          (Escrowed to Maturity) (AMBAC Insd)............   *       10/01/13          682,540
 1,500    Lee Cnty, FL Trans Fac Ser A Rfdg (AMBAC
          Insd)..........................................  5.500    10/01/14        1,697,760
   835    Martin Cnty, FL Cons Util Sys Rev (Prerefunded
          @ 10/01/04) (FGIC Insd)........................  5.750    10/01/08          887,471
 1,000    Miami-Dade Cnty, FL Hlth Fac Miami Childrens
          Hosp Ser A Rfdg (AMBAC Insd)...................  5.125    08/15/26        1,025,750
 1,000    Miami-Dade Cnty, FL Sch Dist Rfdg (FSA Insd)...  5.375    08/01/13        1,150,530
 1,000    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
          Insd)..........................................  5.250    08/01/14        1,124,310
 1,000    Orlando, FL Cmnty Redev Agy Tax Rep Drive
          Universal Blvd Rfdg (AMBAC Insd)...............  5.125    04/01/19        1,066,670
 1,000    Orlando, FL Cmnty Redev Agy Tax Rep Drive
          Universal Blvd Rfdg (AMBAC Insd)...............  5.125    04/01/20        1,059,330
 1,000    Palm Beach Cnty, FL Pub Impt Rev Convention Ctr
          Proj (FGIC Insd)...............................  5.125    11/01/30        1,023,880
 1,000    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC
          Insd)..........................................  5.500    08/01/16        1,123,480
 4,180    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC
          Insd)..........................................  5.000    08/01/18        4,494,043
   800    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC
          Insd)..........................................  5.125    08/01/26          822,264
 4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA
          Insd)..........................................  5.000    08/01/21        4,172,400
 4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C (FSA
          Insd)..........................................  5.000    08/01/22        4,145,720
 1,000    Pembroke Pines, FL Charter Sch Ser A (MBIA
          Insd)..........................................  5.000    07/01/26        1,017,300
   750    Polk Cnty, FL Sch Brd Ctf Part Master Lease Ser
          A (FSA Insd)...................................  5.500    01/01/16          836,077
 1,700    Port Palm Beach Dist FL Rev Impt Rfdg (XLCA
          Insd)..........................................   *       09/01/25          545,326

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          FLORIDA (CONTINUED)
$  290    Port Palm Beach Dist FL Rev Impt Rfdg (XLCA
          Insd)..........................................   *       09/01/26   $       87,342
 1,000    Port Saint Lucie, FL Spl Assmt Rev Util Svc
          Area No 3 & 4A (MBIA Insd).....................  5.000%   10/01/18        1,065,170
 1,000    Reedy Creek, FL Impt Dist FL Ser 2 Rfdg (MBIA
          Insd)..........................................  5.500    10/01/13        1,137,380
 1,000    Reedy Creek, FL Impt Dist FL Ser A Rfdg (AMBAC
          Insd)..........................................  5.500    06/01/12        1,139,950
   535    Saint Johns Cnty, FL Indl Dev Auth Professional
          Golf Proj Rfdg (MBIA Insd).....................  5.250    09/01/12          606,695
 1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
          Insd)..........................................  5.000    07/01/21        1,042,760
 3,525    Santa Rosa Bay Brdg Auth FL Rev Cap Apprec
          (MBIA Insd)....................................   *       07/01/18        1,803,390
 1,515    Seminole Cnty, FL Sales Tax Rev (FGIC Insd)....  5.375    10/01/16        1,693,437
 4,000    Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd).....  5.200    10/01/22        4,296,280
10,000    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
          Regl Med Ser A Rfdg (MBIA Insd) (a)............  6.625    12/01/13       10,811,200
 1,890    Tampa Bay, FL Sales Tax Rev Ser A (AMBAC
          Insd)..........................................  5.375    10/01/17        2,101,510
 1,000    Tampa Bay, FL Wtr Util Sys Rev (Prerefunded @
          10/01/11) (FGIC Insd)..........................  5.500    10/01/12        1,166,630
 1,000    Village Ctr Cmnty Dev Dist FL Ser A (MBIA
          Insd)..........................................  5.200    11/01/25        1,040,570
 3,735    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
          Riddle Ser B Rfdg (AMBAC Insd).................  5.250    10/15/19        4,047,844
 1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
          Riddle Ser B Rfdg (AMBAC Insd).................  5.250    10/15/22        1,062,160
   500    Volusia Cnty, FL Hlth Fac Auth Rev Hosp Fac Mem
          Hlth Impt & Rfdg (AMBAC Insd)..................  5.750    11/15/13          534,085
                                                                               --------------
                                                                                  110,291,689
                                                                               --------------
          GEORGIA  3.1%
 1,600    Athens, GA Hsg Auth Student East Campus Hsg
          Rfdg (AMBAC Insd)..............................  5.250    12/01/18        1,751,520
 4,150    Georgia Muni Elec Auth Pwr Rev Cap Apprec Gen
          Ser B (BIGI Insd)..............................   *       01/01/08        3,735,456
 4,000    Georgia Muni Elec Auth Pwr Rev Gen Ser A (MBIA
          Insd)..........................................  6.500    01/01/12        4,768,640
14,690    Georgia Muni Elec Auth Pwr Rev Ser Y (AMBAC
          Insd)..........................................  6.400    01/01/13       17,727,892
 9,590    Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
          Insd)..........................................  6.500    01/01/17       11,771,629

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          GEORGIA (CONTINUED)
$  860    Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed
          to Maturity) (AMBAC Insd)......................  6.400%   01/01/13   $    1,039,878
   410    Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed
          to Maturity) (MBIA Insd).......................  6.500    01/01/17          510,192
                                                                               --------------
                                                                                   41,305,207
                                                                               --------------
          ILLINOIS  16.1%
 2,215    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA
          Insd)..........................................   *       01/01/19        1,060,099
 2,595    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA
          Insd)..........................................   *       01/01/20        1,164,766
 6,225    Chicago, IL Brd of Ed Cap Apprec Sch Reform B 1
          (FGIC Insd)....................................   *       12/01/15        3,647,912
 2,845    Chicago, IL Brd of Ed Cap Apprec Sch Reform B 1
          (FGIC Insd)....................................   *       12/01/19        1,302,640
 1,500    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser
          A (FGIC Insd)..................................   *       12/01/19          686,805
 1,020    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser
          A (FGIC Insd)..................................   *       12/01/25          313,701
 8,000    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser
          A (FGIC Insd)..................................   *       12/01/29        1,958,720
 3,250    Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser
          A (FGIC Insd)..................................   *       12/01/30          752,082
 5,000    Chicago, IL Cap Apprec City Colleges (FGIC
          Insd)..........................................   *       01/01/27        1,456,250
 2,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA
          Insd) (c)...................................... 0/5.700   01/01/25        1,819,200
 2,000    Chicago, IL Lakefront Millenium Pkg Fac (MBIA
          Insd) (c)...................................... 0/5.750   01/01/29        1,808,040
 3,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt 3rd
          Lien B 2 (MBIA Insd)...........................  5.250    01/01/27        3,041,310
 3,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt 3rd
          Lien C 2 Rfdg (FSA Insd).......................  5.250    01/01/30        3,031,740
 8,750    Chicago, IL O'Hare Intl Arpt Rev Rols RR II
          239-2 (FSA Insd)...............................  5.750    01/01/20       10,386,512
10,000    Chicago, IL O'Hare Intl Arpt Rev Rols RR II
          239-3 (FSA Insd)...............................  5.750    01/01/21       11,716,900
 2,500    Chicago, IL Park Dist Ser C (FGIC Insd)........  5.500    01/01/19        2,753,825
10,000    Chicago, IL Proj Ser A Rfdg (FGIC Insd)........  5.375    01/01/34       10,447,700
 5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)........  5.500    01/01/38        5,265,400
 5,000    Chicago, IL Proj Ser A Rfdg (AMBAC Insd).......  5.625    01/01/39        5,326,500
 5,000    Chicago, IL Sales Tax Rev (Prerefunded @
          01/01/09) (FGIC Insd)..........................  5.375    01/01/30        5,743,200
 2,300    Chicago, IL Wtr Rev (FGIC Insd)................  5.250    11/01/27        2,369,253
 3,270    Chicago, IL Wtr Rev Cap Apprec (FGIC Insd).....   *       11/01/10        2,562,568

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          ILLINOIS (CONTINUED)
$2,055    Cook Cnty, IL Cmnty Cons Sch Dist No 015
          Palatine Cap Apprec (FSA Insd).................   *       12/01/10   $    1,610,339
 2,895    Cook Cnty, IL Cmnty Sch Dist Ser B (FGIC
          Insd)..........................................  9.000%   12/01/14        4,283,095
 3,155    Cook Cnty, IL Cmnty Sch Dist Ser B (FGIC
          Insd)..........................................  9.000    12/01/15        4,676,530
 1,505    Cook Cnty, IL Sch Dist No 100 Berwyn South (FSA
          Insd)..........................................  8.200    12/01/14        2,117,369
 1,775    Cook Cnty, IL Sch Dist No 100 Berwyn South (FSA
          Insd)..........................................  8.100    12/01/16        2,503,691
 2,605    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC
          Insd)..........................................   *       12/01/17        1,355,850
 2,995    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC
          Insd)..........................................   *       12/01/18        1,465,004
 4,210    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC
          Insd)..........................................   *       12/01/19        1,930,664
 4,050    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC
          Insd)..........................................   *       12/01/20        1,737,531
 3,000    Du Page Cnty, IL Cmnty High Sch (FSA Insd).....  5.600    01/01/22        3,294,690
 2,045    Grundy Kendall & Will Cntys (AMBAC Insd).......  5.500    05/01/17        2,284,899
 1,860    Grundy Kendall & Will Cntys (AMBAC Insd).......  5.500    05/01/20        2,036,998
 1,180    Grundy Kendall & Will Cntys (AMBAC Insd).......  5.500    05/01/21        1,283,285
10,000    Illinois Dev Fin Auth Pollutn Ctl Rev Comwlth
          Edison Co Proj Ser D Rfdg (AMBAC Insd).........  6.750    03/01/15       10,936,200
35,000    Illinois Dev Fin Auth Pollutn Ctl Rev IL Pwr Co
          Proj Ser B First Mtg Rfdg (MBIA Insd)..........  7.400    12/01/24       38,011,400
 2,000    Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford
          Sch 205 (FSA Insd).............................  6.650    02/01/11        2,436,780
 5,025    Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford
          Sch 205 (FSA Insd).............................  6.650    02/01/12        5,803,272
 2,000    Illinois Ed Fac Auth Rev DePaul Univ (AMBAC
          Insd)..........................................  5.625    10/01/14        2,278,960
 2,000    Illinois Med Dist (MBIA Insd)..................  5.250    06/01/32        2,070,400
 3,500    Illinois Muni Elec Agy Pwr Supply Sys Rev Rfdg
          (FSA Insd).....................................  5.000    02/01/21        3,614,170
 2,000    Kane Cook & Du Page Cntys IL Ser A (FGIC
          Insd)..........................................  7.000    12/15/11        2,514,900
 1,000    Kane Cook & Du Page Cntys IL Ser A (FGIC
          Insd)..........................................  7.000    12/15/12        1,268,630
 2,700    Lake Cnty, IL Cmnty Cons Sch Dist No 50
          Woodland Cap Apprec Ser B (FGIC Insd)..........   *       12/01/13        1,781,622
 1,200    Lake Cnty, IL Cmnty Cons Sch Dist No 50
          Woodland Cap Apprec Ser B (FGIC Insd)..........   *       12/01/14          748,572
 2,500    Lake Cnty, IL Cmnty Cons Sch Dist No 50
          Woodland Ser A (FGIC Insd).....................  6.000    12/01/20        2,855,250
 3,440    Lake Cnty, IL Cmnty High Sch Dist No 117
          Antioch Cap Apprec Ser B (FGIC Insd)...........   *       12/01/10        2,688,085

See Notes to Financial Statements                                             13

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          ILLINOIS (CONTINUED)
$6,790    Lake Cnty, IL Cmnty Unit Sch Dist No 60
          Waukegan Cap Apprec Ser A (FSA Insd)...........   *       12/01/17   $    3,525,300
 3,175    Lake Cnty, IL Cmnty Unit Sch Dist No 95 Lake
          Zurich Cap Apprec (FGIC Insd)..................   *       12/01/15        1,867,249
 3,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No
          158 Cap Apprec (FGIC Insd).....................   *       01/01/17        1,631,370
 4,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No
          158 Cap Apprec (FGIC Insd).....................   *       01/01/18        2,043,000
 2,080    McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap
          Apprec (FGIC Insd).............................   *       01/01/16        1,197,123
 1,000    McHenry Cnty, IL Consv Dist Ser A (FGIC
          Insd)..........................................  5.500%   02/01/16        1,118,760
 1,330    McHenry Cnty, IL Consv Dist Ser A (FGIC
          Insd)..........................................  5.500    02/01/17        1,483,868
 6,000    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expansion Ser A (MBIA
          Insd)..........................................  5.250    06/15/42        6,185,520
 4,000    Rosemont, IL Ser A Rfdg (FGIC Insd)............  5.000    12/01/19        4,264,120
 2,000    Southern IL Univ Rev Cap Apprec Hsg & Aux Ser A
          (MBIA Insd)....................................   *       04/01/20          886,720
 1,495    Will Cnty, IL Sch Dist No 017 (AMBAC Insd).....  5.000    12/01/16        1,617,171
                                                                               --------------
                                                                                  212,023,510
                                                                               --------------
          INDIANA  3.3%
 2,000    Brownsburg, IN Sch Bldg First Mtg 1999 Ser A
          (FSA Insd).....................................  5.250    09/15/22        2,123,420
 1,785    Center Grove, IN 2000 Bldg First Mtg (AMBAC
          Insd)..........................................  5.500    07/15/17        2,000,664
 1,885    Center Grove, IN 2000 Bldg First Mtg (AMBAC
          Insd)..........................................  5.500    07/15/18        2,100,324
 2,500    Evansville Vanderburgh, IN Pub Lease Corp First
          Mtg (MBIA Insd)................................  5.750    07/15/18        2,790,100
 3,900    Evansville Vanderburgh, IN Sch First Mtg (FSA
          Insd)..........................................  5.000    07/15/19        4,111,263
 1,855    Hamilton Southeastern, IN Cons First Mtg (FSA
          Insd)..........................................  5.500    07/15/16        2,086,467
 1,075    Hamilton Southeastern, IN Cons First Mtg (FSA
          Insd)..........................................  5.500    01/15/19        1,190,616
 1,515    Indiana Bd Bk Spl Pgm Ser A (Escrowed to
          Maturity) (AMBAC Insd).........................  9.750    08/01/09        1,882,039
 5,000    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Hosp
          Proj Impt & Rfdg (MBIA Insd)...................  6.400    05/01/12        5,072,600
   500    Indiana St Dev Fin Auth Pollutn South IN B Rmkt
          Rfdg (AMBAC Insd)..............................  5.000    03/01/30          500,940
 2,265    Indianapolis, IN Loc Pub Impt Ser B (FSA
          Insd)..........................................  5.000    01/15/20        2,370,232
 2,335    Lake Cnty, IN Bldg Corp First Mtg (MBIA
          Insd)..........................................  5.750    08/01/11        2,677,358
 2,670    Marion Cnty, IN Convention & Rec Lease Rent Ser
          A Rfdg (AMBAC Insd)............................  5.000    06/01/20        2,798,133

 14                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          INDIANA (CONTINUED)
$1,550    Marion Cnty, IN Convention & Rec Lease Rent Ser
          A Rfdg (AMBAC Insd)............................  5.000%   06/01/21   $    1,609,505
 1,605    Mount Vernon of Hancock Cnty First Mtg Ser B
          (AMBAC Insd)...................................  5.500    07/15/16        1,805,272
 1,695    Mount Vernon of Hancock Cnty First Mtg Ser B
          (AMBAC Insd)...................................  5.500    07/15/17        1,899,790
 4,000    New Albany Floyd Cnty, IN Sch First Mtg (FGIC
          Insd)..........................................  5.750    07/15/20        4,493,800
 2,130    Northwest Allen Cnty, IN First Mtg (MBIA
          Insd)..........................................  5.250    07/15/19        2,317,717
                                                                               --------------
                                                                                   43,830,240
                                                                               --------------
          IOWA  0.2%
 2,375    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
          Proj (FSA Insd)................................  5.750    07/01/17        2,642,401
                                                                               --------------

          KANSAS  1.4%
16,750    Burlington, KS Pollutn Ctl Rev KS Gas & Elec Co
          Proj Rfdg (MBIA Insd)..........................  7.000    06/01/31       17,488,675
   450    Dodge, KS Uni Sch Dist No 443 Rfdg (FGIC
          Insd)..........................................  5.000    09/01/12          503,955
                                                                               --------------
                                                                                   17,992,630
                                                                               --------------
          KENTUCKY  0.2%
 3,000    Kentucky St Ppty & Bldgs Commn Proj No 79 (MBIA
          Insd) (b)......................................  5.125    10/01/19        3,244,350
                                                                               --------------

          LOUISIANA  2.2%
 4,065    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev
          Lake Charles Mem Hosp Proj Ser A (Connie Lee
          Insd)..........................................  6.375    12/01/12        4,879,260
 5,530    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev
          Lake Charles Mem Hosp Proj Ser A (Connie Lee
          Insd)..........................................  6.500    12/01/18        6,864,444
 1,375    Greater New Orleans Expwy Impt Rfdg (AMBAC
          Insd)..........................................  5.250    11/01/15        1,553,626
 1,450    Greater New Orleans Expwy Impt Rfdg (AMBAC
          Insd)..........................................  5.250    11/01/16        1,626,683
 1,525    Greater New Orleans Expwy Impt Rfdg (AMBAC
          Insd)..........................................  5.250    11/01/17        1,699,979
 1,930    Louisiana Loc Govt Environment BRCC Fac Corp
          Proj (MBIA Insd)...............................  5.375    12/01/16        2,162,604
 2,035    Louisiana Loc Govt Environment BRCC Fac Corp
          Proj (MBIA Insd)...............................  5.375    12/01/17        2,265,260
 2,150    Louisiana Loc Govt Environment BRCC Fac Corp
          Proj (MBIA Insd)...............................  5.375    12/01/18        2,375,793
 2,265    Louisiana Loc Govt Environment BRCC Fac Corp
          Proj (MBIA Insd)...............................  5.375    12/01/19        2,486,472

See Notes to Financial Statements                                             15

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          LOUISIANA (CONTINUED)
$2,395    Louisiana Loc Govt Environment BRCC Fac Corp
          Proj (MBIA Insd)...............................  5.375%   12/01/20   $    2,606,239
 2,635    New Orleans, LA Home Mtg Auth Single Family Mtg
          Rev 1985 Ser A (MBIA Insd).....................   *       09/15/16          690,897
                                                                               --------------
                                                                                   29,211,257
                                                                               --------------
          MASSACHUSETTS  0.7%
 3,700    Massachusetts Muni Whsl Elec Co Nuclear Mix 1-
          A (MBIA Insd)..................................  5.250    07/01/13        4,133,196
 2,500    Massachusetts Muni Whsl Elec Co Proj No 6-A
          (MBIA Insd)....................................  5.250    07/01/16        2,751,425
 1,010    Massachusetts St Cons Ln Ser D (MBIA Insd).....  5.250    11/01/19        1,097,476
 1,700    Massachusetts St Hlth & Ed Fac Auth Rev Mt
          Auburn Hosp Ser B1 (MBIA Insd).................  6.250    08/15/14        1,810,466
                                                                               --------------
                                                                                    9,792,563
                                                                               --------------
          MICHIGAN  1.1%
 2,455    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C
          Rfdg (MBIA Insd)...............................  5.250    07/01/17        2,728,953
 1,400    Huron, MI Sch Dist (FSA Insd)..................  5.250    05/01/21        1,493,282
 1,150    Kalamazoo, MI City Sch Dist Bldg & Site (FSA
          Insd)..........................................  5.250    05/01/16        1,268,692
   500    Michigan St Hsg Dev Auth Rental Hsg Rev Ser B
          (AMBAC Insd)...................................  5.000    04/01/04          507,655
 2,500    Michigan St Strategic Fd Ltd Oblig Rev Detroit
          Ed Conv Rfdg (AMBAC Insd)......................  4.850    09/01/30        2,731,600
 2,675    Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg
          (FGIC Insd)....................................  5.375    12/01/17        2,960,262
 2,990    Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg
          (FGIC Insd)....................................  5.375    12/01/20        3,237,153
                                                                               --------------
                                                                                   14,927,597
                                                                               --------------
          MINNESOTA  0.1%
 1,000    Brainerd, MN Rev Evangelical Lutheran Ser B
          Rfdg (FSA Insd)................................  6.650    03/01/17        1,014,400
                                                                               --------------

          MISSISSIPPI  0.5%
 1,450    Harrison Cnty, MS Wastewtr Mgmt & Solid
          Wastewtr Treatment Fac Ser A Rfdg (FGIC
          Insd)..........................................  5.500    02/01/08        1,649,709
 1,675    Harrison Cnty, MS Wastewtr Mgmt & Solid
          Wastewtr Treatment Fac Ser A Rfdg (FGIC
          Insd)..........................................  5.500    02/01/09        1,920,187
 1,265    Harrison Cnty, MS Wastewtr Mgmt & Solid
          Wastewtr Treatment Fac Ser A Rfdg (FGIC
          Insd)..........................................  5.500    02/01/10        1,452,018
 1,000    Harrison Cnty, MS Wastewtr Mgmt Dist Rev
          Wastewtr Treatment Fac Ser A Rfdg (FGIC
          Insd)..........................................  8.500    02/01/13        1,381,970
                                                                               --------------
                                                                                    6,403,884
                                                                               --------------

 16                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          MISSOURI  0.4%
$1,170    Mehlville, MO Sch Dist No R-9 Ctf Part Ser A
          (FSA Insd).....................................  5.500%   03/01/16   $    1,312,775
 1,225    Mehlville, MO Sch Dist No R-9 Ctf Part Ser A
          (FSA Insd).....................................  5.500    03/01/17        1,372,711
 1,990    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
          (MBIA Insd)....................................  5.375    07/01/17        2,186,413
                                                                               --------------
                                                                                    4,871,899
                                                                               --------------
          NEVADA  1.1%
10,000    Director St, NV Dept Business & Ind Las Vegas
          Monorail Proj First Tier (AMBAC Insd)..........  5.625    01/01/32       10,823,500
 2,500    Reno, NV Cap Impt Rev (FGIC Insd)..............  5.125    06/01/26        2,553,175
 1,000    Washoe County, NV Ctf Part Pub Safety Training
          Fac Proj (AMBAC Insd)..........................  4.800    09/01/09        1,071,120
                                                                               --------------
                                                                                   14,447,795
                                                                               --------------
          NEW HAMPSHIRE  0.2%
 2,500    New Hampshire St Tpk Sys Rev Ser C Rfdg
          (Inverse Fltg) (FGIC Insd)..................... 12.618    11/01/17        3,293,225
                                                                               --------------

          NEW JERSEY  3.2%
 3,625    Morristown, NJ Rfdg (FSA Insd).................  6.400    08/01/14        4,018,784
10,000    New Jersey St Trans Corp Ctf Fed Trans Admin
          Grants Ser A (AMBAC Insd)......................  5.500    09/15/13       11,527,400
 6,800    New Jersey St Trans Corp Ctf Fed Trans Admin
          Grants Ser A (Prerefunded @ 09/15/09) (AMBAC
          Insd)..........................................  5.875    09/15/12        8,038,280
 6,040    New Jersey St Trans Tr Fd Trans Sys Ser A (FSA
          Insd)..........................................  5.500    06/15/12        6,974,992
 5,000    New Jersey St Trans Tr Fd Trans Sys Ser A
          (AMBAC Insd)...................................  5.500    12/15/14        5,821,800
 1,000    New Jersey St Trans Tr Fd Trans Sys Ser B
          (Prerefunded @ 12/15/11) (MBIA Insd)...........  6.000    12/15/17        1,205,160
 4,000    New Jersey St Trans Tr Fd Trans Sys Ser C (FSA
          Insd)..........................................  5.500    06/15/20        4,453,000
                                                                               --------------
                                                                                   42,039,416
                                                                               --------------
          NEW YORK  3.4%
 5,000    Long Island Pwr Auth NY Elec Gen Ser C (CIFG
          Insd)..........................................  5.000    09/01/33        5,072,100
 5,000    Metropolitan Trans Auth NY Svc Contract Ser A
          Rfdg (FGIC Insd)...............................  5.000    07/01/25        5,100,850
 5,470    New York City Hlth & Hosp Hlth Sys Ser A (FSA
          Insd)..........................................  5.000    02/15/21        5,676,219
 4,350    New York City Indl Dev Agy Civic Fac Rev USTA
          Natl Tennis Cent Proj (FSA Insd)...............  6.375    11/15/14        4,680,122

See Notes to Financial Statements                                             17

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          NEW YORK (CONTINUED)
$14,000   New York City Muni Wtr Fin Auth Ser B (MBIA
          Insd)..........................................  5.500%   06/15/27   $   14,972,020
 5,250    New York City Transitional Future Tax Secd Ser
          A Rfdg (FGIC Insd).............................  5.500    11/01/14        5,962,583
 3,105    New York St Dorm Auth Rev Insd Brooklyn Law Sch
          Ser B (XLCA Insd)..............................  5.375    07/01/21        3,369,701
    15    New York St Med Care Fac Fin Agy Rev
          (Prerefunded @ 08/15/04) (FSA Insd)............  6.500    08/15/15           16,011
                                                                               --------------
                                                                                   44,849,606
                                                                               --------------
          NORTH CAROLINA  1.4%
 2,350    Dare Cnty, NC Ctf Part (AMBAC Insd)............  5.000    06/01/23        2,423,978
 1,690    North Carolina Cap Fac Fin Johnson & Wales Univ
          Proj Ser A (XLCA Insd).........................  5.000    04/01/20        1,782,156
10,000    North Carolina Muni Pwr Agy Ser A (MBIA
          Insd)..........................................  5.250    01/01/18       10,954,100
 2,935    North Carolina Muni Pwr Agy Ser A (MBIA
          Insd)..........................................  5.250    01/01/19        3,191,372
                                                                               --------------
                                                                                   18,351,606
                                                                               --------------
          NORTH DAKOTA  0.9%
 5,000    Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly
          Station Rfdg (AMBAC Insd)......................  7.200    06/30/13        6,248,700
 5,000    Oliver Cnty, ND Pollutn Ctl Rev Square Butte
          Elec Coop Ser A Rfdg (AMBAC Insd)..............  5.300    01/01/27        5,146,600
                                                                               --------------
                                                                                   11,395,300
                                                                               --------------
          OHIO  0.1%
 1,595    Toledo, OH City Sch Dist Sch Fac Impt (FSA
          Insd)..........................................  5.000    12/01/25        1,633,870
                                                                               --------------

          OKLAHOMA  2.3%
 1,355    Jenks, OK Aquarium Auth Rev First Mtg (MBIA
          Insd)..........................................  6.000    07/01/20        1,568,765
 1,000    McAlester, OK Pub Wks Auth Util Cap Apprec (FSA
          Insd)..........................................   *       02/01/34          210,260
 8,320    McAlester, OK Pub Wks Auth Util Cap Apprec Ser
          A (FSA Insd)...................................   *       02/01/30        1,944,301
 2,680    McAlester, OK Pub Wks Auth Util Cap Apprec Ser
          A (Prerefunded @ 02/01/09) (FSA Insd)..........   *       02/01/30          710,468
 2,100    Midwest City, OK Muni Auth (Prerefunded @
          06/01/10) (FSA Insd)...........................  5.150    06/01/15        2,305,800
 5,660    Mustang, OK Impt Auth Util Rev (FSA Insd)......  5.800    10/01/30        6,243,716
 2,020    Oklahoma City, OK Arpt Tr Jr Lien 27th Ser A
          (FSA Insd).....................................  5.000    07/01/17        2,129,221
 4,000    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg (FSA
          Insd)..........................................  5.750    07/01/30        4,735,400

 18                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          OKLAHOMA (CONTINUED)
$2,000    Tulsa, OK Cmnty College Rev (AMBAC Insd).......  5.500%   07/01/22   $    2,194,000
 8,260    Tulsa, OK Tulsa Indl Auth Rev Univ Tulsa Ser A
          (MBIA Insd)....................................  5.375    10/01/31        8,695,632
                                                                               --------------
                                                                                   30,737,563
                                                                               --------------
          OREGON  0.6%
 1,000    Emerald Peoples Util Dist Ser A Rfdg (FSA
          Insd)..........................................  5.250    11/01/21        1,081,730
 4,835    Oregon St Dept Admin Ser B Rfdg (MBIA Insd)....  5.250    05/01/17        5,312,746
 1,300    Portland, OR Arpt Rev Ser 15 Intl Arpt Ser A
          Rfdg (FGIC Insd)...............................  5.000    07/01/13        1,424,098
                                                                               --------------
                                                                                    7,818,574
                                                                               --------------
          PENNSYLVANIA  4.0%
 5,000    Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth
          Sys Ser A (MBIA Insd)..........................  6.500    11/15/30        5,824,450
 4,875    Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh
          Mercy Hlth Sys Inc (Escrowed to Maturity)
          (AMBAC Insd)...................................  5.625    08/15/26        5,391,116
 2,065    Gateway, PA Sch Dist Alleghany (FGIC Insd).....  5.000    10/15/28        2,098,866
 3,000    Lycoming Cnty, PA Auth College Rev PA College
          of Technology (AMBAC Insd).....................  5.350    07/01/26        3,132,510
 1,375    Pennsylvania St Higher Ed Fac Auth Rev St Sys
          Higher Ed Ser P (AMBAC Insd)...................  5.000    12/15/16        1,485,371
12,440    Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance
          17th Ser (FSA Insd)............................  5.375    07/01/17       14,213,820
 2,990    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance
          4th Ser (FSA Insd).............................  5.250    08/01/18        3,287,475
 4,655    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance
          4th Ser (FSA Insd).............................  5.250    08/01/21        4,988,996
 2,000    Philadelphia, PA Sch Dist Ser A (FSA Insd).....  5.500    02/01/26        2,125,460
 5,000    State Pub Sch Bldg Auth PA Sch Lease
          Philadelphia Sch Dist Proj (FSA Insd)..........  5.250    06/01/26        5,205,450
 5,000    State Pub Sch Bldg Auth PA Sch Lease
          Philadelphia Sch Dist Proj (FSA Insd)..........  5.000    06/01/33        5,066,650
                                                                               --------------
                                                                                   52,820,164
                                                                               --------------
          SOUTH CAROLINA  0.7%
 2,430    Columbia, SC Ctf Part Tourism Dev Fee Pledge
          (AMBAC Insd)...................................  5.250    06/01/19        2,650,085
 6,500    South Carolina Jobs Econ Elec & Gas Co Proj Ser
          A (AMBAC Insd).................................  5.200    11/01/27        6,734,910
                                                                               --------------
                                                                                    9,384,995
                                                                               --------------

See Notes to Financial Statements                                             19

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          SOUTH DAKOTA  1.0%
$1,585    Rapid City, SD Sales Tax Rev Rfdg (AMBAC
          Insd)..........................................  5.500%   06/01/12   $    1,800,861
 5,205    South Dakota St Lease Rev Tr Ctf Ser A (FSA
          Insd)..........................................  6.625    09/01/12        6,404,961
 4,000    South Dakota St Lease Rev Tr Ctf Ser A (FSA
          Insd)..........................................  6.700    09/01/17        5,112,840
                                                                               --------------
                                                                                   13,318,662
                                                                               --------------
          TEXAS  10.7%
 1,165    Alamo, TX Cmnty College Dist Combined Fee Rfdg
          (FSA Insd).....................................  5.000    11/01/22        1,198,902
 2,150    Austin, TX Cft Oblig (MBIA Insd)...............  5.375    09/01/18        2,369,021
 2,250    Austin, TX Ctf Oblig (MBIA Insd)...............  5.375    09/01/19        2,461,545
   295    Austin, TX Rev Sub Lien Rfdg (MBIA Insd).......  5.250    05/15/15          333,843
 8,865    Austin, TX Util Sys Rev Rfdg (FSA Insd)........  5.000    11/15/11        9,774,372
12,500    Austin, TX Util Sys Rev Ser A Rfdg (MBIA
          Insd)..........................................   *       11/15/10        9,817,000
 5,000    Brazos River Auth, TX Rev Houston Ind Inc Proj
          Ser C (AMBAC Insd).............................  5.125    05/01/19        5,301,200
 2,000    Colorado River, TX Muni Wtr Dist Sys Rfdg
          (AMBAC Insd)...................................  5.375    01/01/19        2,193,780
 1,400    Corpus Christi, TX Util Sys Rev Impt & Rfdg
          (FSA Insd).....................................  5.250    07/15/17        1,537,802
15,400    Dallas Cnty, TX Util & Reclamation Dist Ser B
          Rfdg (AMBAC Insd)..............................  5.875    02/15/29       16,155,524
 5,000    El Paso, TX Ctf Oblig (FSA Insd)...............  5.750    08/15/25        5,449,750
 4,500    Harris Cnty, TX Toll Rd Sr Lien Rfdg (MBIA
          Insd)..........................................  5.125    08/15/17        4,844,070
 4,605    Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)...  5.500    07/01/17        5,133,976
 2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)...  5.500    07/01/18        2,215,680
 5,000    Houston, TX Hotel Occupancy Convention & Entmt
          Ser A Rfdg (AMBAC Insd)........................  5.375    09/01/14        5,562,950
 2,000    Houston, TX Pub Impt Ser B Rfdg (FSA Insd).....  5.500    03/01/18        2,210,880
12,400    Houston, TX Wtr & Swr Sys Rev Cap Apprec Ser A
          Rfdg (FSA Insd)................................   *       12/01/20        5,319,848
 1,790    Laredo, TX Cmnty College Dist Combined Fee Rev
          Bldg Rfdg (AMBAC Insd).........................  5.300    08/01/26        1,855,228
 4,335    North Harris Cnty, TX Regl Wtr Sr Lien (FGIC
          Insd) (b)......................................  5.250    12/15/19        4,730,135
 5,000    North Harris Cnty, TX Regl Wtr Sr Lien (FGIC
          Insd) (b)......................................  5.000    12/15/33        5,029,450
 1,000    San Antonio, TX Indpt Sch Dist Pub Fac Corp
          Lease Rev (AMBAC Insd).........................  5.850    10/15/10        1,139,260
 2,080    San Antonio, TX Muni Drain Util (MBIA Insd)....  5.000    02/01/21        2,165,696
 1,750    Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev
          Ser B (Escrowed to Maturity) (FGIC Insd).......  5.000    09/01/15        1,950,095
 1,060    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA
          Insd)..........................................  5.250    03/01/18        1,160,923
 2,000    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA
          Insd)..........................................  5.250    03/01/20        2,156,260

 20                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          TEXAS (CONTINUED)
$10,000   Texas St Tpk Auth Cent TX Tpk First Tier Ser A
          (AMBAC Insd)...................................  5.500%   08/15/39   $   10,571,500
26,905    Texas St Tpk Auth Dallas Northtwy Rev George
          Bush Tpk (FGIC Insd)...........................  5.250    01/01/23       28,741,266
                                                                               --------------
                                                                                  141,379,956
                                                                               --------------
          UTAH  0.5%
   660    Provo, UT Elec Rev 1984 Ser A Rfdg (Escrowed to
          Maturity) (AMBAC Insd)......................... 10.375    09/15/15          949,720
 6,835    Utah St Muni Fin Coop Loc Govt Rev Pool Cap
          Salt Lake (FSA Insd)...........................   *       03/01/09        5,816,380
                                                                               --------------
                                                                                    6,766,100
                                                                               --------------
          VIRGINIA  0.2%
 1,950    Virginia St Hsg Dev Auth Comwlth Mtg Ser J
          Subser J-1 (MBIA Insd).........................  5.200    07/01/19        2,028,137
                                                                               --------------

          WASHINGTON  7.1%
 4,115    Chelan Cnty, WA Sch Dist No 246 (FSA Insd).....  5.000    12/01/21        4,283,592
 1,930    Clark Cnty, WA Pub Util Dist No 001 Elec Rev
          Rfdg (AMBAC Insd)..............................  5.500    01/01/12        2,206,723
 2,990    Clark Cnty, WA Pub Util Dist No 001 Wtr Rev
          (FSA Insd).....................................  5.125    01/01/20        3,161,387
11,340    Energy Northwest WA Elec Rev Columbia
          Generating Ser A Rfdg (FSA Insd)...............  5.500    07/01/17       12,615,070
 4,040    Energy Northwest WA Elec Rev Columbia
          Generating Ser F (MBIA Insd)...................  5.250    07/01/16        4,490,824
 4,500    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (FSA Insd)................................  5.500    07/01/17        5,005,980
10,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (XLCA Insd)...............................  5.500    07/01/17       11,274,100
14,500    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (FSA Insd)................................  5.500    07/01/18       16,038,160
 5,000    Energy Northwest WA Elec Rev Proj No 3 Ser B
          Rfdg (FSA Insd)................................  6.000    07/01/16        5,814,250
 1,865    Energy Northwest WA Wind Proj (AMBAC Insd).....  5.000    07/01/23        1,903,960
 2,335    Grant Cnty, WA Pub Util Dist No 2 Rev Second
          Ser C Rfdg (AMBAC Insd)........................  6.000    01/01/17        2,610,997
 1,025    Grant Cnty, WA Pub Util Dist No 2 Rev Second
          Ser C Rfdg (AMBAC Insd)........................  6.000    01/01/17        1,146,155
   350    Pierce Cnty, WA Swr Rev Ser A (Escrowed to
          Maturity) (MBIA Insd)..........................  9.000    02/01/05          386,540
 2,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg (FSA
          Insd)..........................................  5.500    03/01/18        2,213,060
 2,565    Snohomish Cnty, WA Pub Util 1 (FSA Insd).......  5.500    12/01/23        2,764,788
   145    Snohomish Cnty, WA Pub Util 1 (FSA Insd).......  5.000    12/01/24          147,390

See Notes to Financial Statements                                             21

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          WASHINGTON (CONTINUED)
$2,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd).....  5.750%   12/01/25   $    2,215,000
 2,420    Spokane, WA Pub Fac Dist Hotel (MBIA Insd).....  5.750    12/01/26        2,673,882
 3,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd).....  5.250    09/01/33        3,120,900
 1,965    Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC
          Insd)..........................................  5.375    12/01/18        2,159,790
 2,075    Tacoma, WA Solid Waste Util Rev Rfdg (AMBAC
          Insd)..........................................  5.375    12/01/19        2,267,353
 3,090    Washington St Pub Pwr Supply Sys Nuclear Proj
          No 1 Rev Ser A Rfdg (AMBAC Insd)...............  5.700    07/01/09        3,489,815
 1,600    Washington St Ser R 99A Rfdg (FGIC Insd).......  5.000    01/01/17        1,700,416
                                                                               --------------
                                                                                   93,690,132
                                                                               --------------
          WEST VIRGINIA  0.4%
 1,530    West Virginia Econ Dev Auth Lease Rev
          Correctional Juvenile & Pub-A (MBIA Insd)......  5.500    06/01/19        1,705,721
 2,750    West Virginia St Wtr Dev Auth Ser A 1 (AMBAC
          Insd)..........................................  5.250    11/01/23        2,929,603
                                                                               --------------
                                                                                    4,635,324
                                                                               --------------
          WISCONSIN  1.4%
 1,505    Oak Creek Franklin, WI Jt Sch Dist Rfdg (FGIC
          Insd)..........................................  5.500    04/01/17        1,687,346
 1,635    Oak Creek Franklin, WI Jt Sch Dist Rfdg (FGIC
          Insd)..........................................  5.500    04/01/19        1,812,496
 1,350    Plover, WI Wtr Sys Rev (AMBAC Insd)............  5.400    12/01/16        1,515,591
 1,500    Plover, WI Wtr Sys Rev (AMBAC Insd)............  5.500    12/01/18        1,684,635
 1,270    Racine, WI Wtrwks Rev Sys Mtg (MBIA Insd)......  5.250    09/01/14        1,407,706
 1,405    Racine, WI Wtrwks Rev Sys Mtg (MBIA Insd)......  5.250    09/01/16        1,552,975
 3,950    Two Rivers, WI Pub Sch Dist Rfdg (Prerefunded @
          03/01/10) (FSA Insd)...........................  6.000    03/01/18        4,675,141
 3,920    University of WI Hosp & Clinics Auth Rev (FSA
          Insd)..........................................  6.200    04/01/29        4,409,138
                                                                               --------------
                                                                                   18,745,028
                                                                               --------------
          WYOMING  0.2%
 2,000    Laramie Cnty, WY Hosp Rev Mem Hosp Proj (AMBAC
          Insd)..........................................  6.700    05/01/12        2,049,520
                                                                               --------------

 22                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                     COUPON    MATURITY       VALUE
          PUERTO RICO  0.7%
$5,000    Puerto Rico Comwlth Hwy & Tran Sub (FGIC
          Insd)..........................................  5.250%   07/01/18   $    5,566,550
 3,000    Puerto Rico Indl Tourist Ed Med & Environmental
          Ctl Fac Hosp Aux (MBIA Insd)...................  6.250    07/01/16        3,229,500
                                                                               --------------
                                                                                    8,796,050
                                                                               --------------
TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $1,200,887,389).....................................................    1,293,418,077

SHORT-TERM INVESTMENTS  2.2%
  (Cost $28,300,000)........................................................       28,300,000
                                                                               --------------

TOTAL INVESTMENTS  100.4%
  (Cost $1,229,187,389).....................................................    1,321,718,077
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)...............................       (5,193,426)
                                                                               --------------

NET ASSETS  100.0%..........................................................   $1,316,524,651
                                                                               ==============

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

AMBAC--AMBAC Indemnity Corp.

BIGI--Bond Investor Guaranty Inc.

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             23

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003

ASSETS:
Total Investments (Cost $1,229,187,389).....................  $1,321,718,077
Receivables:
  Interest..................................................      15,848,173
  Investments Sold..........................................       3,903,908
  Fund Shares Sold..........................................         704,668
Other.......................................................         243,533
                                                              --------------
    Total Assets............................................   1,342,418,359
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      20,430,579
  Variation Margin on Futures...............................       1,483,719
  Fund Shares Repurchased...................................       1,126,834
  Income Distributions......................................       1,061,546
  Distributor and Affiliates................................         654,865
  Investment Advisory Fee...................................         537,861
Custodian Bank..............................................         134,596
Trustees' Deferred Compensation and Retirement Plans........         285,483
Accrued Expenses............................................         178,225
                                                              --------------
    Total Liabilities.......................................      25,893,708
                                                              --------------
NET ASSETS..................................................  $1,316,524,651
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,210,175,498
Net Unrealized Appreciation.................................      85,171,911
Accumulated Net Realized Gain...............................      19,906,082
Accumulated Undistributed Net Investment Income.............       1,271,160
                                                              --------------
NET ASSETS..................................................  $1,316,524,651
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,209,885,135 and 62,801,126 shares of
    beneficial interest issued and outstanding).............  $        19.27
    Maximum sales charge (4.75%* of offering price).........             .96
                                                              --------------
    Maximum offering price to public........................  $        20.23
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $82,557,110 and 4,290,657 shares of
    beneficial interest issued and outstanding).............  $        19.24
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $24,082,406 and 1,252,479 shares of
    beneficial interest issued and outstanding).............  $        19.23
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 24                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2003

INVESTMENT INCOME:
Interest....................................................  $ 64,363,646
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     6,642,253
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $2,919,931, $849,653 and $242,618,
  respectively).............................................     4,012,202
Shareholder Services........................................       802,115
Custody.....................................................       111,219
Legal.......................................................        94,842
Trustees' Fees and Related Expenses.........................        30,917
Other.......................................................       512,882
                                                              ------------
  Total Expenses............................................    12,206,430
  Less Credits Earned on Cash Balances......................        22,964
                                                              ------------
  Net Expenses..............................................    12,183,466
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 52,180,180
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 25,836,638
  Futures...................................................    (4,881,398)
                                                              ------------
Net Realized Gain...........................................    20,955,240
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................  $122,207,697
                                                              ------------
  End of the Period:
    Investments.............................................    92,530,688
    Futures.................................................    (7,358,777)
                                                              ------------
                                                                85,171,911
                                                              ------------
Net Unrealized Depreciation During the Period...............   (37,035,786)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(16,080,546)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 36,099,634
                                                              ============

See Notes to Financial Statements                                             25

Statements of Changes in Net Assets

                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................    $   52,180,180        $   51,420,856
Net Realized Gain..................................        20,955,240            13,448,439
Net Unrealized Appreciation/Depreciation During the
  Period...........................................       (37,035,786)           50,316,254
                                                       --------------        --------------
Change in Net Assets from Operations...............        36,099,634           115,185,549
                                                       --------------        --------------

Distributions from Net Investment Income:
  Class A Shares...................................       (47,030,700)          (49,103,481)
  Class B Shares...................................        (2,660,042)           (1,848,687)
  Class C Shares...................................          (760,360)             (491,695)
                                                       --------------        --------------
                                                          (50,451,102)          (51,443,863)
                                                       --------------        --------------

Distributions from Net Realized Gain:
  Class A Shares...................................       (11,285,930)          (26,330,149)
  Class B Shares...................................          (786,390)           (1,162,430)
  Class C Shares...................................          (214,972)             (298,526)
                                                       --------------        --------------
                                                          (12,287,292)          (27,791,105)
                                                       --------------        --------------
Total Distributions................................       (62,738,394)          (79,234,968)
                                                       --------------        --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................       (26,638,760)           35,950,581
                                                       --------------        --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................       323,995,612           278,755,452
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        47,057,129            60,225,964
Cost of Shares Repurchased.........................      (381,484,901)         (211,381,640)
                                                       --------------        --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................       (10,432,160)          127,599,776
                                                       --------------        --------------
TOTAL INCREASE/DECREASE IN NET ASSETS..............       (37,070,920)          163,550,357
NET ASSETS:
Beginning of the Period............................     1,353,595,571         1,190,045,214
                                                       --------------        --------------
End of the Period (Including accumulated
  undistributed net investment income of $1,271,160
  and $143,367, respectively)......................    $1,316,524,651        $1,353,595,571
                                                       ==============        ==============

 26                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                        --------------------------------------------------------
                                        2003      2002 (a)      2001        2000        1999
                                      --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $  19.65    $  19.22    $  18.27    $  18.08    $  19.96
                                      --------    --------    --------    --------    --------
  Net Investment Income.............       .77         .81         .86         .91         .91
  Net Realized and Unrealized
    Gain/Loss.......................      (.23)        .87         .98         .17       (1.64)
                                      --------    --------    --------    --------    --------
Total from Investment Operations....       .54        1.68        1.84        1.08        (.73)
                                      --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income..........................       .74         .81         .89         .88         .92
  Distributions from Net Realized
    Gain............................       .18         .44         -0-         .01         .23
                                      --------    --------    --------    --------    --------
Total Distributions.................       .92        1.25         .89         .89        1.15
                                      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD............................  $  19.27    $  19.65    $  19.22    $  18.27    $  18.08
                                      ========    ========    ========    ========    ========

Total Return (b)....................     2.90%       9.28%      10.28%       6.13%      -3.80%
Net Assets at End of the Period (In
  millions).........................  $1,209.9    $1,244.3    $1,129.6    $1,086.6    $1,178.3
Ratio of Expenses to Average Net
  Assets............................      .86%        .87%        .90%        .90%        .92%
Ratio of Net Investment Income to
  Average Net Assets................     4.02%       4.30%       4.55%       5.10%       4.77%
Portfolio Turnover..................       61%         54%         80%         69%         92%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 4.27% to 4.30%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             27

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                               ------------------------------------------------
                                              2003     2002 (a)     2001      2000      1999
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $19.63     $19.20     $18.26    $18.08    $19.96
                                             ------     ------     ------    ------    ------
  Net Investment Income....................     .63        .66        .70       .78       .76
  Net Realized and Unrealized Gain/Loss....    (.24)       .88        .99       .15     (1.64)
                                             ------     ------     ------    ------    ------
Total from Investment Operations...........     .39       1.54       1.69       .93      (.88)
                                             ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................     .60        .67        .75       .74       .77
  Distributions from Net Realized Gain.....     .18        .44        -0-       .01       .23
                                             ------     ------     ------    ------    ------
Total Distributions........................     .78       1.11        .75       .75      1.00
                                             ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $19.24     $19.63     $19.20    $18.26    $18.08
                                             ======     ======     ======    ======    ======

Total Return (b)...........................   2.08%      8.47%      9.42%     5.25%    -4.60%*
Net Assets at End of the Period (In
  millions)................................  $ 82.6     $ 87.2     $ 49.2    $ 43.0    $ 56.8
Ratio of Expenses to Average Net Assets....   1.62%      1.63%      1.69%     1.68%     1.68%
Ratio of Net Investment Income to Average
  Net Assets...............................   3.26%      3.53%      3.76%     4.34%     3.99%
Portfolio Turnover.........................     61%        54%        80%       69%       92%*

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 3.50% to 3.53%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 28                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                               ------------------------------------------------
                                              2003     2002 (a)     2001      2000      1999
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $19.62     $19.19     $18.25    $18.08    $19.95
                                             ------     ------     ------    ------    ------
  Net Investment Income....................     .63        .67        .69       .79       .76
  Net Realized and Unrealized Gain/Loss....    (.24)       .87       1.00       .13     (1.63)
                                             ------     ------     ------    ------    ------
Total from Investment Operations...........     .39       1.54       1.69       .92      (.87)
                                             ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income.................................     .60        .67        .75       .74       .77
  Distributions from Net Realized Gain.....     .18        .44        -0-       .01       .23
                                             ------     ------     ------    ------    ------
Total Distributions........................     .78       1.11        .75       .75      1.00
                                             ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $19.23     $19.62     $19.19    $18.25    $18.08
                                             ======     ======     ======    ======    ======

Total Return (b)...........................   2.08%      8.48%      9.42%     5.19%    -4.55%*
Net Assets at End of the Period (In
  millions)................................  $ 24.1     $ 22.1     $ 11.2    $  5.4    $  8.3
Ratio of Expenses to Average Net Assets....   1.62%      1.63%      1.65%     1.68%     1.68%
Ratio of Net Investment Income to Average
  Net Assets...............................   3.25%      3.53%      3.80%     4.35%     3.99%
Portfolio Turnover.........................     61%        54%        80%       69%       92%*

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 3.50% to 3.53%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             29

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Insured Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. The Fund commenced investment operations on December 14, 1984. The distribution of the Fund's Class B and Class C Shares commenced on May 3, 1993 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2003, the Fund had $17,702,361 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $1,228,311,298
                                                              ==============
Gross tax unrealized appreciation...........................  $   93,933,455
Gross tax unrealized depreciation...........................        (526,676)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   93,406,779
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2003 and 2002 was as follows:

                                                                 2003           2002
Distributions paid from:
  Ordinary Income...........................................  $ 4,974,664    $14,184,819
  Long-term capital gain....................................    7,723,917     13,744,102
                                                              -----------    -----------
                                                              $12,698,581    $27,928,921
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses, and realized gain/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to book to tax accretion differences totaling $619,542 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. Additionally, a permanent difference relating to the Fund's investments in other regulated investment companies totaling $32,138 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   264,854
Undistributed long-term capital gain........................   11,838,027

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of gains or losses recognized for tax purposes on open futures transactions on September 30, 2003.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

F. INSURANCE EXPENSES The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

G. EXPENSE REDUCTIONS During the year ended September 30, 2003, the Fund's custody fee was reduced by $22,964 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .525%
Next $500 million...........................................     .500%
Next $500 million...........................................     .475%
Over $1.5 billion...........................................     .450%

    For the year ended September 30, 2003, the Fund recognized expenses of approximately $53,200 representing legal expenses provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $157,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $634,200, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $199,311 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

an offsetting increase/decrease in the deferred compensation obligations and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $1,105,797,284, $80,244,698 and
$24,133,516 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,358,941    $ 294,205,218
  Class B...................................................      997,166       19,179,849
  Class C...................................................      552,551       10,610,545
                                                              -----------    -------------
Total Sales.................................................   16,908,658    $ 323,995,612
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,306,810    $  44,213,876
  Class B...................................................      112,868        2,160,427
  Class C...................................................       35,696          682,826
                                                              -----------    -------------
Total Dividend Reinvestment.................................    2,455,374    $  47,057,129
                                                              ===========    =============
Repurchases:
  Class A...................................................  (18,180,737)   $(348,581,095)
  Class B...................................................   (1,260,175)     (24,097,852)
  Class C...................................................     (461,820)      (8,805,954)
                                                              -----------    -------------
Total Repurchases...........................................  (19,902,732)   $(381,484,901)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    At September 30, 2002, capital aggregated $1,115,955,023, $83,001,975 and
$21,646,012 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   11,854,715    $ 222,434,143
  Class B...................................................    2,417,973       43,950,889
  Class C...................................................      666,929       12,370,420
                                                              -----------    -------------
Total Sales.................................................   14,939,617    $ 278,755,452
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    3,087,862    $  57,682,494
  Class B...................................................      108,130        2,016,147
  Class C...................................................       28,266          527,323
                                                              -----------    -------------
Total Dividend Reinvestment.................................    3,224,258    $  60,225,964
                                                              ===========    =============
Repurchases:
  Class A...................................................  (10,413,420)   $(196,238,859)
  Class B...................................................     (645,598)     (12,219,836)
  Class C...................................................     (155,217)      (2,922,945)
                                                              -----------    -------------
Total Repurchases...........................................  (11,214,235)   $(211,381,640)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2003 and 2002, 177,637 and 129,662 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2003 and 2002, no Class C Shares converted to Class A Shares. Class B and Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                   CONTINGENT DEFERRED
                                                                       SALES CHARGE
                                                                     AS A PERCENTAGE
                                                                     OF DOLLAR AMOUNT
                                                                    SUBJECT TO CHARGE
                                                                --------------------------
YEAR OF REDEMPTION                                              CLASS B            CLASS C
First.......................................................     4.00%              1.00%
Second......................................................     3.75%               None
Third.......................................................     3.50%               None
Fourth......................................................     2.50%               None
Fifth.......................................................     1.50%               None
Sixth.......................................................     1.00%               None
Seventh and Thereafter......................................      None               None

    For the year ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $217,500 and CDSC on redeemed shares of approximately $294,800. Sales charges do not represent expenses of the Fund.

    On September 13, 2002, the Fund acquired all of the assets and liabilities of the Van Kampen Florida Insured Tax Free Income Fund (the "VKFITFI Fund") through a tax free reorganization approved by VKFITFI Fund shareholders on August 28, 2002. The Fund issued 2,203,153, 1,707,524 and 243,096 shares of
Classes A, B and C, valued at $42,873,349, $33,194,271 and $4,723,361, respectively in exchange for VKFITFI Fund's net assets. The shares of VKFITFI Fund were converted into Fund shares at a ratio of 1.215 to 1, 1.212 to 1 and
1.209 to 1 for Classes A, B and C, respectively. Included in these net assets was a capital loss carryforward of $1,308,223 which is included in the accumulated net realized gain/loss. Also included in these net assets was a deferred compensation balance of $128,639 which is included in accumulated undistributed net investment income. Net unrealized appreciation of VKFITFI Fund as of September 13, 2002 was $6,342,242. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended September 30, 2002. Combined net assets on the day of reorganization were $1,338,185,210.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $784,830,604 and $783,694,202, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, for the year ended September 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at September 30, 2002...........................        -0-
Futures Opened..............................................      9,079
Futures Closed..............................................     (7,329)
                                                                 ------
Outstanding at September 30, 2003...........................      1,750
                                                                 ======

    The futures contracts outstanding as of September 30, 2003, and the descriptions and unrealized appreciation/depreciation are a follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
Short Contracts:
  U.S. Treasury Notes 10-Year Futures December 2003 (Current
    Notional Value of $114,625 per contract)................      339       $(1,918,906)
  U.S. Treasury Notes 5-Year Futures December 2003 (Current
    Notional Value of $113,469 per contract)................    1,411        (5,439,871)
                                                                -----       -----------
                                                                1,750       $(7,358,777)
                                                                =====       ===========

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

B. INVERSE FLOATING RATE SECURITIES An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,450,430 and $76,041 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended September 30, 2003, are payments retained by Van Kampen of approximately $905,800 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $100,000.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Insured Tax Free Income Fund

    We have audited the accompanying statement of assets and liabilities of the Van Kampen Insured Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended September 30, 1999 were audited by other auditors whose report dated November 5, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Insured Tax Free Income Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 4, 2003

                                               VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INSURED TAX FREE INCOME FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2003. The Fund designated 99.2% of the income distributions as tax-exempt income distribution. The Fund designated and paid $7,723,917 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 40

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee            Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                                     since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)        Trustee            Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                       since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                  in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee            Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                                 since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                    Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                    Director of Amgen Inc., a
                                                             ("Allstate") and Allstate               biotechnological company,
                                                             Insurance Company. Prior                and Director of Valero
                                                             to January 1995,                        Energy Corporation, an
                                                             President and Chief                     independent refining
                                                             Executive Officer of                    company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (62)             Trustee            Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                        since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                  in the Fund Complex.
Suite 980                                                    management advisory                     Director of TeleTech
San Diego, CA 92122-6223                                     services. Prior to July                 Holdings Inc.,
                                                             2000, Managing Partner of               Stericycle, Inc.,
                                                             Equity Group Corporate                  TheraSense, Inc., GATX
                                                             Investment (EGI), a                     Corporation, Arris Group,
                                                             company that makes                      Inc. and Trustee of the
                                                             private investments in                  University of Chicago
                                                             other companies.                        Hospitals and Health
                                                                                                     Systems. Prior to May
                                                                                                     2002, Director of
                                                                                                     Peregrine Systems Inc.
                                                                                                     Prior to February 2001,
                                                                                                     Vice Chairman and
                                                                                                     Director of Anixter
                                                                                                     International, Inc. and
                                                                                                     IMC Global Inc. Prior to
                                                                                                     July 2000, Director of
                                                                                                     Allied Riser
                                                                                                     Communications Corp.,
                                                                                                     Matria Healthcare Inc.,
                                                                                                     Transmedia Networks,
                                                                                                     Inc., CNA Surety, Corp.
                                                                                                     and Grupo Azcarero Mexico
                                                                                                     (GAM). Prior to April
                                                                                                     1999, Director of Metal
                                                                                                     Management, Inc.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee            Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                             since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                       executive search firm.                  in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)         Trustee            Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                           since 1993  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                       of the United States, an                in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (67)            Trustee            Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                         since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                   Director of the Lake
                                                             investment holding                      Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Jack E. Nelson (67)           Trustee            Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                           since 1984  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                       in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (62)     Trustee            Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                              since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                            University of Chicago and               in the Fund Complex.
                                                             the Adam Smith                          Director of Winston
                                                             Distinguished Service                   Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey (61)       Trustee            Trustee     Chief Communications           88       Trustee/Director/Managing
2101 Constitution Ave., N.W.                     since 1999  Officer of the National                 General Partner of funds
Room 285                                                     Academy of                              in the Fund Complex.
Washington, D.C. 20418                                       Sciences/National                       Director of Neurogen
                                                             Research Council, an                    Corporation, a
                                                             independent, federally                  pharmaceutical company,
                                                             chartered policy                        since January 1998.
                                                             institution, since 2001
                                                             and previously Chief
                                                             Operating Officer from
                                                             1993 to 2001. Director of
                                                             the Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES*

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,           Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President and      since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020            Chief Executive                funds in the Fund                       in the Fund Complex.
                              Officer                        Complex. Chairman,
                                                             President, Chief
                                                             Executive Officer and
                                                             Director of the Advisers
                                                             and VK Advisors Inc.
                                                             since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee            Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                                 since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.
Wayne W. Whalen* (64)         Trustee            Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                            since 1984  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                            Meagher & Flom                          in the Fund Complex.
                                                             (Illinois), legal counsel
                                                             to funds in the Fund
                                                             Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President      Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                              since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                   December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                            Investments and President and Chief Operations Officer of
                                                             the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                             Executive Vice President and Chief Investment Officer of
                                                             funds in the Fund Complex. Prior to May 2001, Managing
                                                             Director and Chief Investment Officer of Van Kampen
                                                             Investments, and Managing Director and President of the
                                                             Advisers and Van Kampen Advisors Inc. Prior to December
                                                             2000, Executive Vice President and Chief Investment Officer
                                                             of Van Kampen Investments, and President and Chief Operating
                                                             Officer of the Advisers. Prior to April 2000, Executive Vice
                                                             President and Chief Investment Officer for Equity
                                                             Investments of the Advisers. Prior to October 1998, Vice
                                                             President and Senior Portfolio Manager with AIM Capital
                                                             Management, Inc. Prior to February 1998, Senior Vice
                                                             President and Portfolio Manager of Van Kampen American
                                                             Capital Asset Management, Inc., Van Kampen American Capital
                                                             Investment Advisory Corp. and Van Kampen American Capital
                                                             Management, Inc.

Stefanie V. Chang (36)       Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                      since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  Vice President      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           and Chief                       Management Inc. and Morgan Stanley Investments LP and
                             Investment Officer              Director of Morgan Stanley Trust for over 5 years. Executive
                                                             Vice President and Chief Investment Officer of funds in the
                                                             Fund Complex. Managing Director and Chief Investment Officer
                                                             of Van Kampen Investments, the Advisers and Van Kampen
                                                             Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President      Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                 since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                   the Fixed Income Department of the Advisers and Van Kampen
                                                             Advisors Inc. Prior to December 2000, Senior Vice President
                                                             of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                             2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                             President of the government securities bond group for Asset
                                                             Management.

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice      Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and       since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal                       funds in the Fund Complex. Chief Global Operations Officer
                             Executive Officer               and Managing Director of Morgan Stanley Investment
                                                             Management Inc. Managing Director of Morgan Stanley.
                                                             Managing Director and Director of Morgan Stanley Investment
                                                             Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                             Executive Officer and Director of Morgan Stanley Trust. Vice
                                                             President of the Morgan Stanley Funds.
A. Thomas Smith III (46)     Vice President and  Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary           since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                           Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Managing Director and General
                                                             Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                             Inc. Vice President and Secretary of funds in the Fund
                                                             Complex. Prior to July 2001, Managing Director, General
                                                             Counsel, Secretary and Director of Van Kampen Investments,
                                                             the Advisers, the Distributor, Investor Services, and
                                                             certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                             Secretary and Director of Van Kampen Investments, the
                                                             Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Prior to January 1999, Vice President
                                                             and Associate General Counsel to New York Life Insurance
                                                             Company ("New York Life"), and prior to March 1997,
                                                             Associate General Counsel of New York Life. Prior to
                                                             December 1993, Assistant General Counsel of The Dreyfus
                                                             Corporation. Prior to August 1991, Senior Associate, Willkie
                                                             Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                             the Securities and Exchange Commission, Division of
                                                             Investment Management, Office of Chief Counsel.

John L. Sullivan (48)        Vice President,     Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Chief Financial     since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181   Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                             Complex. Head of Fund Accounting for Morgan Stanley
                                                             Investment Management. Prior to December 2002, Executive
                                                             Director of Van Kampen Investments, the Advisers and Van
                                                             Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 32, 332, 532
                                                 TFIN ANR
                                                 11/03 12224K03-AP-11/03

Item 1. Report to Shareholders

        Welcome, Shareholder

        In this report, you'll learn about how your investment in Van Kampen Strategic Municipal Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

        This material must be preceded or accompanied by a prospectus for the fund being offered.

        Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

        Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

        NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/93 through 9/30/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN STRATEGIC MUNICIPAL     LEHMAN BROTHERS MUNICIPAL BOND
                                                                        INCOME FUND                           INDEX
                                                               ------------------------------     ------------------------------
9/93                                                                       9523.00                           10000.00
12/93                                                                      9854.00                           10140.70
                                                                           9303.00                            9583.91
                                                                           9370.00                            9689.41
                                                                           9497.00                            9755.81
12/94                                                                      9369.00                            9616.39
                                                                           9939.00                           10295.80
                                                                          10098.00                           10543.80
                                                                          10365.00                           10847.00
12/95                                                                     10823.00                           11294.80
                                                                          10611.00                           11158.80
                                                                          10708.00                           11244.10
                                                                          10918.00                           11501.80
12/96                                                                     11170.00                           11794.80
                                                                          11222.00                           11766.60
                                                                          11528.00                           12171.80
                                                                          11905.00                           12538.80
12/97                                                                     12181.00                           12878.90
                                                                          12358.00                           13027.10
                                                                          12532.00                           13225.60
                                                                          12911.00                           13631.40
12/98                                                                     12909.00                           13713.40
                                                                          12979.00                           13835.00
                                                                          12793.00                           13590.60
                                                                          12588.00                           13536.50
12/99                                                                     12380.00                           13431.40
                                                                          12517.00                           13823.90
                                                                          12543.00                           14032.70
                                                                          12747.00                           14372.30
12/00                                                                     12802.00                           15000.70
                                                                          13081.00                           15333.50
                                                                          13177.00                           15433.10
                                                                          13444.00                           15866.50
12/01                                                                     13364.00                           15769.60
                                                                          13464.00                           15918.30
                                                                          13827.00                           16500.70
                                                                          14153.00                           17284.40
12/02                                                                     14184.00                           17284.30
                                                                          14246.00                           17492.10
                                                                          14663.00                           17943.30
9/03                                                                      14749.00                           17957.30

Index data source: Bloomberg

                               A SHARES                B SHARES                C SHARES
                            since 6/28/85           since 4/30/93           since 8/13/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.57%       6.29%       4.51%       4.51%       4.00%       4.00%

10-year                    4.47        3.96        3.89        3.89        3.71        3.71

5-year                     2.70        1.70        1.92        1.68        2.06        2.06

1-year                     4.21       -0.75        3.42       -0.53        4.10        3.11
---------------------------------------------------------------------------------------------
30-Day SEC Yield                5.64%                   5.17%                   5.13%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B and C shares reflect their conversion into Class A shares seven and 10 years after purchase, respectively. See footnote 3 in the Notes to Financial Statements for additional information. Certain non-recurring payments were made to Class C shares, resulting in an increase to the one-year total return of 0.68 percent. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Distribution rate represents the monthly annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Strategic Municipal Income Fund is managed by the Adviser's Municipal Fixed-Income team.(1) Members of the team include Dennis S. Pietrzak, Executive Director; Wayne Godlin, Executive Director; and James
       D. Phillips, Vice President. The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The economic backdrop for the 12 months ended September 30 was largely characterized by the persistent weakness of the U.S. economy. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and Wall Street officials suggesting that the U.S. economy might be entering a deflationary period also seemed to weigh heavily on the minds of investors. The Federal Reserve Board (the Fed) attempted to allay these fears and keep the economy moving in the right direction by cutting the Fed Funds target rate twice during the period, for a total reduction of 0.75 percent. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds.

       The uncertain climate had a definite effect on the municipal bond market. While yields on intermediate- and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy. From October 2002 to mid-June 2003, municipal yields fell by roughly 80 basis points to levels not seen since the late 1960s. These plummeting yields led to a surge in issuance as municipalities moved to lock in low financing rates and, in the case of older bonds, refinancing costs. These record levels of supply met with record levels of demand as investors in search of relative investment stability poured cash into municipal bond funds. Demand for municipal bonds was also strong from so-called "cross-over" buyers--investors who traditionally favor taxable investments but were drawn to municipal bonds for their relatively attractive yields.

       The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the rising equity market. Interest from cross-over investors also evaporated as the relative attractiveness of the taxable market grew. Issuance remained strong throughout this leg of the period, though it abated somewhat in the last three months.

(1)Team members may change at any time without notice.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund outperformed its benchmark index.

        -- The fund returned 4.21 percent for the 12 months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.89 percent for the same period.

        -- The fund's monthly dividend of $0.0625 translated to a distribution rate of 5.48 percent based on the fund's maximum offering price (as of September 30, 2003, Class A shares adjusted for sales charges).

       See Performance Summary for additional information and index definition.

Q.     WHAT FACTORS HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. The fund's performance was primarily driven by strong returns from the portfolio's high-grade segment. The portfolio contained several AAA-rated pre-refunded securities that benefited from rising investor demand for high-quality and shorter-duration securities. We sold these

TOP 5 SECTORS AS OF 9/30/03                 RATING ALLOCATION AS OF 9/30/03
Continuing Care               17.6%         AAA/Aaa                        11.4%
Health Care                   14.8          AA/Aa                            2.8
Industrial Revenue            14.2          A/A                              6.1
Tax District                  11.4          BBB/Baa                          6.2
Multi-Family Housing           7.1          BB/Ba                            2.4
                                            B/B                              3.8
TOP 5 STATES AS OF 9/30/03                  CC/Ca                            0.1
Illinois                      10.7%         Non-Rated                       67.2
Texas                         10.7
Florida                        9.0
Pennsylvania                   8.0
New York                       4.7

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

       positions into a strong market in order to redeploy the assets into holdings with greater total-return potential.

Q.     WHAT HINDERED PERFORMANCE DURING THE REPORTING PERIOD?

A. One of the key detractors from performance during the period was our avoidance of the airline industry. Airline bonds rallied strongly during the period, based on what many saw to be excessively low valuations. We continue to believe, however, that the industry faces serious challenges going forward.

       The portfolio also experienced a few isolated security-specific incidents, where borrowers needed to restructure their operations for various reasons. The impact of these on the portfolio, however, was limited due to the small size of the positions in question.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING
       KEY THEMES.

A. Our strategy for the fund remained consistent with our long-term approach of keeping the portfolio exposed to both high-quality and higher-yielding instruments. This strategy was particularly challenging given the volatile market environment, and called for frequent portfolio adjustments in order to maintain desired balance.

       Within the investment-grade portion of the portfolio, we continued to focus on high-quality securities with premium coupons and moderate interest-rate sensitivity. We believe these securities are attractive because they offer higher income and may be less affected by rising interest rates.

       Our strategy within the high-yield component of the portfolio continued to be driven by relative-value considerations. For example, through credit research, our analysts identified a bond issued by the Athens County Ohio Hospital Facilities Authority that we added to the portfolio. This bond was attractive to us because of the issuer's protected competitive position as a rural hospital, and we took advantage of relatively low valuations in purchasing the bond.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW FOR THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS?

A. We believe that the economy has lately shown some signs of improvement, though the employment picture remains murky and the likelihood of a sustained rebound is questionable. In this environment, we believe the Fed is likely to maintain a neutral stance in the absence of signs of strong economic growth. We will continue to monitor the market closely for compelling investment opportunities.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          MUNICIPAL BONDS  98.2%
          ALABAMA  1.7%
$1,000    Alabama Drinking Wtr Fin Auth Revolving Fd
          Ln Ser C (AMBAC Insd)......................         5.750%  08/15/18   $  1,144,400
 2,000    Alabama Drinking Wtr Fin Auth Revolving Fd
          Ln Ser C (AMBAC Insd)......................         5.375   08/15/23      2,111,900
 2,000    Alabama Wtr Pollutn Ctl Auth (AMBAC
          Insd)......................................         5.750   08/15/18      2,269,320
 1,500    Colbert Cnty Northwest Auth Hlth Care
          Facs.......................................         5.750   06/01/27      1,433,640
 2,500    Huntsville/Carlton Cove, AL Carlton Cove
          Inc Proj Ser A.............................         7.000   11/15/17      2,290,375
   238    Mobile, AL Indl Dev Brd Solid Waste Disp
          Rev Mobile Energy Svcs Co Proj Rfdg (a)
          (b)........................................         6.950   01/01/20          1,666
 1,395    Valley, AL Spl Care Fac Fin Auth Rev Lanier
          Mem Hosp Ser A.............................         5.600   11/01/16      1,287,348
 2,050    Valley, AL Spl Care Fac Fin Auth Rev Lanier
          Mem Hosp Ser A.............................         5.650   11/01/22      1,806,091
                                                                                 ------------
                                                                                   12,344,740
                                                                                 ------------
          ALASKA  0.8%
 1,630    Alaska Indl Dev & Expt Auth Williams Lynxs
          AK Cargoport (c)...........................         7.800   05/01/14      1,675,314
 4,000    Juneau, AK City & Borough Rev Saint Anns
          Care Ctr Proj..............................         6.875   12/01/25      3,988,200
                                                                                 ------------
                                                                                    5,663,514
                                                                                 ------------
          ARIZONA  3.3%
 2,000    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network...............................         6.375   12/01/37      2,072,440
 1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Proj.......................         7.500   03/01/35      1,033,460
 1,000    Maricopa Cnty, AZ Indl Dev Auth AZ Charter
          Sch Proj 1 Ser A...........................         6.625   07/01/20      1,008,440
 1,000    Maricopa Cnty, AZ Indl Dev Auth Horizon
          Cmnty Learning Ctr Proj 1 Ser A............         7.125   06/01/10      1,032,450
 4,000    Maricopa Cnty, AZ Indl Dev Auth
          Multi-Family Hsg Rev Natl Hlth Fac II Proj
          Ser B (c)..................................         6.625   07/01/33      3,597,960
 2,605    Maricopa Cnty, AZ Indl Dev Christian Care
          Mesa Inc Proj Ser A........................         7.750   04/01/15      2,735,510

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          ARIZONA (CONTINUED)
$2,000    Maricopa Cnty, AZ Indl Dev Christian Care
          Mesa Inc Proj Ser A........................         7.875%  04/01/27   $  2,068,680
   350    Maricopa Cnty, AZ Uni Sch Dist No 41
          Gilbert Cap Apprec Rfdg (FGIC Insd)........           *     01/01/08        315,833
 1,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg............................         6.375   08/15/29      1,431,480
 1,355    Pima Cnty, AZ Indl Dev Auth Dev Radisson
          City Ctr Proj Rfdg (c).....................         7.000   12/02/12      1,339,526
 2,130    Pima Cnty, AZ Indl Dev Auth Multi-Family
          Rev (c)....................................         6.625   10/01/28      1,972,721
 1,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada
          at Park Ctr Ser A..........................         7.000   05/15/27      1,007,540
   520    Pima Cnty, AZ Indl Dev Auth Ser A..........         7.250   11/15/18        505,554
   500    Pima Cnty, AZ Indl Dev Auth Ser A..........         8.250   11/15/22        510,505
 1,110    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
          Assmt Rev..................................         6.500   12/01/12      1,165,755
 2,150    Tucson, AZ Multi-Family Rev Hsg Catalina
          Asstd Living Ser A.........................         6.500   07/01/31      1,886,668
                                                                                 ------------
                                                                                   23,684,522
                                                                                 ------------
          CALIFORNIA  3.5%
 2,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)......................................         5.500   05/01/16      2,238,880
 1,000    California Statewide Cmnty Dev Auth Elder
          Care Alliance Ser A........................         8.250   11/15/32        994,380
   985    California Statewide Cmnty Dev Auth
          Multi-Family Rev Hsg Heritage Pointe Sr Apt
          Ser QQ (c).................................         7.500   10/01/26        965,989
 1,000    California Statewide Cmnty Dev Auth San
          Francisco Art Institute (c)................         7.375   04/01/32      1,010,170
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
          Rev (Escrowed to Maturity) (MBIA Insd).....           *     09/01/17      2,565,000
 2,500    Corona, CA Ctf Part Vista Hosp Sys Inc Ser
          C (a) (b)..................................         8.375   07/01/11      1,125,000
 2,300    Foothill/Eastern Tran Corridor Agy CA Toll
          Rd Rev (MBIA Insd).........................           *     01/15/18      1,107,887
 1,460    Healdsburg, CA Ctf Partn Nuestro Hosp Inc
          (a) (c)....................................         6.375   11/01/28         87,454
   920    Indio, CA Pub Fin Auth Rev Tax Increment...         6.500   08/15/27        961,952
 1,900    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
          Ser F......................................         7.100   09/01/20      2,029,884
 1,750    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Fac Sublease LA Intl Ser A-1 Rfdg......         7.125   12/01/24      1,538,407
 3,075    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Ser C..................................         7.500   12/01/24      2,761,012

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          CALIFORNIA (CONTINUED)
$1,470    Millbrae, CA Residential Fac Rev Magnolia
          of Millbrae Proj Ser A.....................         7.375%  09/01/27   $  1,502,443
 1,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
          Ser A......................................         6.375   09/01/32      1,016,370
 1,000    San Jose, CA Multi-Family Hsg Rev Helzer
          Courts Apt Ser A...........................         6.400   12/01/41        960,450
 1,000    San Luis Obispo, CA Ctf Partn Vista Hosp
          Sys Inc (a) (b)............................         8.375   07/01/29        450,000
 1,240    Simi Vly, CA Cmnty Dev Agy Coml Sycamore
          Plaza II Rfdg (c)..........................         6.000   09/01/12      1,311,362
 1,965    Vallejo, CA Ctf Partn Touro Univ...........         7.250   06/01/16      1,990,604
                                                                                 ------------
                                                                                   24,617,244
                                                                                 ------------
          COLORADO  2.5%
 1,000    Bromley Pk Met Dist CO No 2 Ser B..........         8.050   12/01/32      1,014,930
 1,000    Colorado Ed & Cultural Fac Charter Sch
          Frontier Academy...........................         7.250   06/01/20      1,034,550
 2,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A.................................         6.375   08/15/24      1,581,220
 1,060    Colorado Hlth Fac Auth Rev Christian Living
          Campus Proj................................         7.050   01/01/19      1,052,029
 6,200    Colorado Hlth Fac Auth Rev Christian Living
          Campus Proj (Prerefunded @ 01/01/05).......         9.000   01/01/25      6,891,858
 2,500    Elk Vly, CO Pub Impt Fee Ser A.............         7.300   09/01/22      2,569,875
   755    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A.................................         6.750   10/01/14        540,723
 2,015    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A.................................         7.000   10/01/18      1,423,779
 1,830    Skyland Metro Dist CO Gunnison Cnty Rfdg...         6.750   12/01/22      1,819,075
                                                                                 ------------
                                                                                   17,928,039
                                                                                 ------------
          CONNECTICUT  0.5%
 1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl
          LLC Proj...................................         8.000   04/01/30      1,564,425
 2,000    Mohegan Tribe Indians CT Pub Impt Priority
          Dist (c)...................................         6.250   01/01/31      2,098,220
                                                                                 ------------
                                                                                    3,662,645
                                                                                 ------------
          DELAWARE  0.1%
 1,120    Wilmington, DE Multi-Family Rent Rev Hsg
          Electra Arms Sr Assoc Proj.................         6.250   06/01/28      1,001,426
                                                                                 ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          DISTRICT OF COLUMBIA  0.1%
$1,000    District of Columbia Rev Methodist Home
          Issue......................................         6.000%  01/01/29   $    890,780
    85    District of Columbia Ser A-1 (Escrowed to
          Maturity) (MBIA Insd)......................         6.500   06/01/10        103,679
                                                                                 ------------
                                                                                      994,459
                                                                                 ------------
          FLORIDA  8.8%
 3,590    Escambia Cnty, FL Rev ICF/MR Pensacola Care
          Dev Ctr....................................        10.250   07/01/11      3,607,017
 1,520    Escambia Cnty, FL Rev ICF/MR Pensacola Care
          Dev Ctr Ser A..............................        10.250   07/01/11      1,527,205
   915    Fishhawk Cmnty Dev Dist of FL Spl Assmt
          Rev........................................         6.650   05/01/07        924,635
 1,435    Fishhawk Cmnty Dev Dist of FL Spl Assmt
          Rev........................................         7.625   05/01/18      1,527,227
 3,720    Florida Hsg Fin Corp Rev Hsg Beacon Hill
          Apt Ser C..................................         6.610   07/01/38      3,476,414
 5,400    Florida Hsg Fin Corp Rev Hsg Cypress Trace
          Apt Ser G..................................         6.600   07/01/38      5,045,004
 1,000    Florida Hsg Fin Corp Rev Hsg Westbrook Apt
          Ser U-1....................................         6.450   01/01/39        930,660
 4,905    Florida Hsg Fin Corp Rev Hsg Westchase Apt
          Ser B......................................         6.610   07/01/38      4,561,503
   320    Heritage Harbor Cmnty Dev Dist FL Rev
          Recntl.....................................         7.750   05/01/23        307,392
   850    Heritage Harbor Cmnty Dev Dist FL Rev Spl
          Assmt Ser A................................         6.700   05/01/19        869,907
 1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
          Cove Apt Proj Ser A........................         7.375   07/01/40      1,494,540
   850    Lake Saint Charles, FL Cmnty Dev Dist Spl
          Assmt Rev..................................         7.875   05/01/17        888,462
 2,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
          Cypress Cove Hlthpk Ser A..................         6.750   10/01/32      2,013,720
 3,550    Leon Cnty, FL Ed Fac Auth Rev Southgate
          Residence Hall Ser A Rfdg..................         6.750   09/01/28      3,271,928
   530    Marshall Creek Cmnty Dev FL Spl Assmt Ser
          B..........................................         6.750   05/01/07        533,885
 1,425    Miromar Lakes Cmnty Dev Dist Ser B.........         7.250   05/01/12      1,473,079
   950    Northern Palm Beach Cnty Dist FL Impt Wtr
          Ctl & Impt Unit Dev No 16 Rfdg.............         7.500   08/01/24      1,001,243
 2,050    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg..................         8.625   07/01/20      2,142,188
 2,250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg..................         8.750   07/01/26      2,321,955

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          FLORIDA (CONTINUED)
$1,560    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys.........................         5.875%  11/15/11   $  1,750,226
 1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys.........................         6.375   11/15/20      1,107,220
 2,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care.....................         6.600   04/01/24      1,549,040
 2,395    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A..........................         8.250   12/01/21      2,466,179
 1,685    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A..........................         8.500   12/01/28      1,745,930
 1,000    Saddlebrook, FL Cmnty Ser A................         6.900   05/01/33      1,019,020
 6,000    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
          Sunnyside Pptys............................         6.700   07/01/25      3,950,580
   545    Stoneybrook West Cmnty Dev Dist FL Spl
          Assmt Rev Ser B............................         6.450   05/01/10        552,973
20,341    Sun N Lake of Sebring, FL Impt Dist Spl
          Assmt Ser A (a) (c) (d)....................        10.000   12/15/11      4,305,420
   680    Tampa Palms, FL Open Space & Trans Cmnty
          Dev Dist Rev Cap Impt Area 7 Proj..........         8.500   05/01/17        702,304
   947    Tara Cmnty Dev Dist 1 FL Cap Impt Rev Ser B
          (c)........................................         6.750   05/01/10        963,752
 1,847    University Square Cmnty Dev Dist FL Cap
          Impt Rev (c)...............................         6.750   05/01/20      1,929,727
   204    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
          Ser B......................................         6.350   05/01/05        204,747
 2,000    Volusia Cnty, FL Indl Dev Auth Bishops Glen
          Proj Rfdg (Prerefunded @ 11/01/06).........         7.625   11/01/26      2,404,420
                                                                                 ------------
                                                                                   62,569,502
                                                                                 ------------
          GEORGIA  2.4%
 2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj....         7.750   12/01/14      2,058,420
 2,415    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Rev John Eagan Proj Ser A.....         6.750   07/01/30      2,376,505
 2,750    De Kalb Cnty, GA Residential Care Fac Kings
          Bridge Ser A...............................         8.250   07/01/26      2,891,048
 4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
          Rev Azalea Manor Proj Ser A (c)............         6.500   02/01/28      3,230,720
 2,000    Fulton Cnty, GA Residential Care Sr Lien
          RHA Asstd Living Ser A.....................         7.000   07/01/29      1,941,740
 1,000    Private Colleges & Univ Auth GA Mercer Hsg
          Corp Proj Ser A............................         6.000   06/01/21      1,031,590
 2,930    Renaissance on Peachtree Unit Invt Tr Ctf
          GA Custody Ctf.............................        12.374   10/01/25      3,473,837
                                                                                 ------------
                                                                                   17,003,860
                                                                                 ------------

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          HAWAII  0.8%
$3,000    Hawaii St Dept Budget & Fin Kahala Nui Proj
          Ser A......................................         8.000%  11/15/33   $  2,992,770
 2,825    Kuakini, HI Hlth Sys Ser A.................         6.375   07/01/32      2,902,772
                                                                                 ------------
                                                                                    5,895,542
                                                                                 ------------
          IDAHO  0.1%
 1,000    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
          A Rfdg.....................................         7.875   11/15/29        969,250
                                                                                 ------------

          ILLINOIS  10.5%
 2,500    Bolingbrook, IL Cap Apprec Ser B (MBIA
          Insd)......................................           *     01/01/29        623,025
 1,993    Bolingbrook, IL Spl Svc Area No 01-1.......         7.375   07/01/31      2,104,708
 1,500    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
          Augusta Vlg Proj (c).......................         6.750   03/01/32      1,504,890
 1,910    Bolingbrook, IL Spl Svc Area No 3 Lakewood
          Ridge Proj.................................         7.050   03/01/31      2,002,864
   992    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A......................................         7.625   03/01/30      1,076,241
 3,000    Chicago, IL Lakefront Millenium Pkg Fac
          (MBIA Insd) (e)............................       0/5.700   01/01/25      2,728,800
 7,750    Chicago, IL O'Hare Intl Arpt Rev RR II R
          239-1 (Variable Rate Coupon) (c)...........        10.220   01/01/19      9,319,453
 3,600    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airl Inc Proj Ser B Rfdg (a) (b)....         6.100   11/01/35        720,000
 5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)....         5.500   01/01/38      5,265,400
 4,000    Chicago, IL Spl Assmt Lakeshore East
          Proj.......................................         6.625   12/01/22      3,982,320
   920    Chicago, IL Tax Increment Alloc Read
          Dunning Ser B (ACA Insd)...................         7.250   01/01/14      1,015,579
 2,000    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A...........................         6.500   12/01/05      2,157,900
 3,000    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A (ACA Insd)................         6.500   12/01/06      3,386,640
 1,925    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A (ACA Insd)................         6.500   12/01/08      2,245,801
 1,295    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj................................         7.375   03/01/11      1,363,493
 1,245    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj................................         7.750   03/01/27      1,350,476
 1,500    Godfrey, IL Rev United Methodist Vlg Ser
          A..........................................         5.875   11/15/29      1,216,515
 2,700    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
          Cmnty Mem Hosp Rfdg........................         6.550   11/15/29      2,479,572
 1,865    Huntley, IL Increment Alloc Rev Huntley
          Redev Proj Ser A...........................         8.500   12/01/15      1,997,583

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          ILLINOIS (CONTINUED)
$  271    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
          A..........................................         6.250%  03/01/09   $    274,515
 2,621    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
          A..........................................         6.500   03/01/29      2,661,573
 1,405    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj...............................         8.000   11/15/16      1,149,023
 1,500    Illinois Ed Fac Auth Rev Peace Mem
          Ministries Proj............................         7.500   08/15/26      1,515,600
 1,000    Illinois Hlth Fac Auth Rev Center Baptist
          Home Proj..................................         7.125   11/15/29        962,710
 2,500    Illinois Hlth Fac Auth Rev Decatur Mem
          Hosp.......................................         5.750   10/01/24      2,566,850
 3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
          Group Ser A Rfdg...........................         7.400   08/15/23      2,999,610
 1,000    Illinois Hlth Fac Auth Rev Lifelink Corp
          Oblig Group Ser B (Prerefunded @
          02/15/05)..................................         8.000   02/15/25      1,093,160
   650    Illinois Hlth Fac Auth Rev Loyola Univ Hlth
          Sys Ser A..................................         6.000   07/01/21        675,838
 1,200    Illinois Hlth Fac Auth Rev Lutheran Sr
          Ministries Oblig Ser A.....................         7.375   08/15/31      1,217,904
 1,710    Illinois Hlth Fac Auth Rev Proctor Cmnty
          Hosp Proj..................................         7.500   01/01/11      1,710,086
   700    Illinois Hlth Fac Auth Rev Silver Cross
          Hosp & Med Rfdg............................         5.500   08/15/19        713,608
 2,375    Lake Cnty, IL Fst Presv Dist Ld Acquisition
          & Dev......................................         5.750   12/15/16      2,764,144
   675    Lake Cnty, IL Fst Presv Dist Ld Acquisition
          & Dev......................................         5.750   12/15/17        783,851
    80    Lake, Cook, Kane & McHenry Cntys, IL Cmnty
          Unit Sch Dist No 22 (FGIC Insd)............         5.750   12/01/19         90,812
 1,250    Montgomery, IL Spl Assmt Impt Lakewood
          Creek Proj.................................         7.750   03/01/30      1,391,100
 1,800    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area.......................................         8.050   02/01/17      1,933,452
 2,095    Regional Tran Auth IL Ser B (AMBAC Insd)...         8.000   06/01/17      2,933,880
 3,953    Robbins, IL Res Recovery Rev Restructuring
          Proj Ser A (a).............................         8.375   10/15/16          5,930
 1,547    Robbins, IL Res Recovery Rev Restructuring
          Proj Ser B (a).............................         8.375   10/15/16          2,320
   965    Sterling, IL Rev Hoosier Care Proj Ser A...         7.125   06/01/34        882,164
                                                                                 ------------
                                                                                   74,869,390
                                                                                 ------------

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          INDIANA  1.1%
$  825    Crawfordsville, IN Redev Cmnty Redev Dist
          Tax Increment Rev (c)......................         7.000%  02/01/12   $    840,098
 1,935    Indiana Hlth Fac Fin Auth Rev Hoosier Care
          Proj Ser A.................................         7.125   06/01/34      1,770,757
 3,000    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
          Express Corp Proj..........................         7.100   01/15/17      3,166,440
 2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr &
          Lt.........................................         6.375   11/01/29      1,899,020
                                                                                 ------------
                                                                                    7,676,315
                                                                                 ------------
          IOWA  0.5%
 1,500    Cedar Rapids, IA Rev First Mtg Cottage
          Grove Ser A Rfdg...........................         5.875   07/01/28      1,128,225
 2,000    Estherville, IA Hosp Rev Avera Holy Family
          Proj.......................................         6.250   07/01/26      2,111,780
                                                                                 ------------
                                                                                    3,240,005
                                                                                 ------------
          KANSAS  0.7%
   955    Lawrence, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg.................................         8.000   07/01/16        823,888
 1,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Inc Ser B..................................         6.250   05/15/26      1,004,790
   960    Manhattan, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg.................................         8.000   07/01/16        826,714
 1,000    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A..................................         8.000   05/15/30      1,028,650
 1,500    Overland Pk, KS Dev Corp Rev First Tier
          Overland Park Ser A........................         7.375   01/01/32      1,508,655
                                                                                 ------------
                                                                                    5,192,697
                                                                                 ------------
          KENTUCKY  0.5%
 1,000    Kenton Cnty, KY Arpt Brd Spl Fac Rev Mesaba
          Aviation Inc Proj Ser A....................         6.700   07/01/29        723,630
 3,000    Newport, KY Pub Pptys Corp Rev First Mtg
          Pub Pkg & Plaza Ser A 1....................         8.500   01/01/27      2,909,700
                                                                                 ------------
                                                                                    3,633,330
                                                                                 ------------
          LOUISIANA  1.3%
 2,135    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A...........................         7.125   01/01/28      2,100,797
 2,000    Louisiana Loc Govt Envir Fac Hlthcare Saint
          James Place Ser A Rfdg.....................         8.000   11/01/29      1,934,080

See Notes to Financial Statements                                             13

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          LOUISIANA (CONTINUED)
$1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare...................................         6.375%  10/01/20   $    809,170
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare...................................         6.375   10/01/28        767,820
 3,424    Louisiana St Univ & Agric & Mechanical
          College Univ Rev Master Agreement (c)......         5.750   10/30/18      3,285,798
                                                                                 ------------
                                                                                    8,897,665
                                                                                 ------------
          MAINE  0.0%
    25    Maine Hlth & Higher Ed Fac Auth Rev Ser B
          (Prerefunded @ 07/01/04) (FSA Insd)........         7.000   07/01/24         26,621
                                                                                 ------------

          MARYLAND  1.3%
 1,000    Baltimore Cnty, MD Mtg Rev Shelter Elder
          Care Ser A.................................         7.250   11/01/29        960,430
   730    Maryland St Econ Dev Corp Air Cargo Rev
          Afco Cargo BWI II LLC Proj.................         6.250   07/01/07        715,269
 1,200    Maryland St Econ Dev Corp MD Golf Course
          Sys........................................         8.250   06/01/28      1,167,192
 3,000    Montgomery Cnty, MD Econ Dev Editorial Proj
          In Ed Ser A (c)............................         6.400   09/01/28      2,774,040
 3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
          Woodview Ser A.............................         8.000   07/01/26      3,293,850
                                                                                 ------------
                                                                                    8,910,781
                                                                                 ------------
          MASSACHUSETTS  4.6%
 1,000    Massachusetts St Dev Fin Agy Briarwood Ser
          B..........................................         8.000   12/01/22      1,035,690
   910    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth (c)............................         7.750   06/01/18        927,390
 1,965    Massachusetts St Dev Fin Agy Rev Hillcrest
          Ed Ctr Inc.................................         6.375   07/01/29      1,879,935
 3,000    Massachusetts St Dev Fin Agy Rev Hlthcare
          Fac Alliance Ser A.........................         7.100   07/01/32      2,763,300
 1,000    Massachusetts St Dev Fin Agy Rev MCHSP
          Human Svc Providers Ser A (Prerefunded @
          07/01/10)..................................         8.000   07/01/20      1,292,480
 3,765    Massachusetts St Dev Fin Agy Rev New
          England Ctr For Children...................         6.000   11/01/19      3,392,943
 3,100    Massachusetts St Hlth & Ed Civic
          Investments Ser B..........................         9.150   12/15/23      3,506,596
 1,000    Massachusetts St Hlth & Ed Nichols College
          Issue Ser C................................         6.000   10/01/17        929,750
 1,929    Massachusetts St Hsg Fin Agy Hsg Rev Insd
          Rental Ser A (AMBAC Insd)..................         6.650   07/01/19      1,987,804

 14                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          MASSACHUSETTS (CONTINUED)
$1,965    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev Marina Bay LLC Proj.........         7.500%  12/01/27   $  2,002,767
   410    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr.............................         8.000   12/01/06        422,936
 1,085    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr.............................         8.375   12/01/13      1,168,263
   675    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr.............................         8.500   12/01/20        727,589
   645    Massachusetts St Indl Fin Agy Rev First Mtg
          GF/Pilgrim Inc Proj........................         6.500   10/01/15        583,899
 2,000    Massachusetts St Indl Fin Agy Rev First Mtg
          GF/Pilgrim Inc Proj........................         6.750   10/01/28      1,745,940
   795    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (c)............................         6.200   06/01/08        767,191
 2,965    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (c)............................         6.375   06/01/18      2,751,075
 4,500    Massachusetts St Indl Fin Agy Rev Swr Fac
          Res Ctl Composting (c).....................         9.250   06/01/10      4,512,870
                                                                                 ------------
                                                                                   32,398,418
                                                                                 ------------
          MICHIGAN  1.3%
   895    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sub Ser C (c)..............................         6.850   05/01/21        888,162
 2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg.........         7.500   07/01/13      2,451,758
 3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg.........         7.750   07/01/19      3,531,940
   995    Michigan Muni Bd Auth Rev Pub Sch Academy
          Fac Pgm....................................         8.125   10/01/31        975,110
11,084    Michigan St Strategic Fd Ltd Oblig Rev
          Great Lakes Pulp & Fiber Proj (a) (f)......         8.000   12/01/27      1,717,950
                                                                                 ------------
                                                                                    9,564,920
                                                                                 ------------
          MINNESOTA  2.9%
 2,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
          Ctr Proj...................................         7.750   02/01/31      1,990,680
 1,000    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser B..................         6.000   10/01/33        839,480
 2,000    Carlton, MN Hlth & Hsg Fac Intermediate
          Faith Social Svc Inc Proj..................         7.500   04/01/19      2,071,020
 1,000    Dakota Cnty, MN Hsg & Redev................         6.250   05/01/29        918,970
 1,500    Duluth, MN Econ Dev Auth Saint Lukes Hosp..         7.250   06/15/32      1,537,020
 2,000    Glencoe, MN Hlthcare Fac Rev...............         7.500   04/01/31      2,047,680
 6,890    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Ser A............................         7.000   04/01/25      6,060,789

See Notes to Financial Statements                                             15

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          MINNESOTA (CONTINUED)
$1,000    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Ser B............................         6.500%  04/01/25   $    921,200
 1,500    Saint Cloud, MN Hsg & Redev Auth Sterling
          Heights Apt Proj...........................         7.550   04/01/39      1,481,745
 1,500    Saint Paul, MN Port Auth Hotel Fac Rev
          Radisson Kellogg Proj Ser 2 Rfdg...........         7.375   08/01/29      1,529,385
 1,280    St Paul, MN Hsg & Redev Auth Hosp Rev
          Healtheast Proj Ser A Rfdg.................         6.625   11/01/17      1,271,923
                                                                                 ------------
                                                                                   20,669,892
                                                                                 ------------
          MISSISSIPPI  0.3%
 1,900    Mississippi Dev Bank Spl Oblig Diamond
          Lakes Util Ser A Rfdg......................         6.250   12/01/17      1,847,332
                                                                                 ------------

          MISSOURI  4.6%
 1,000    Fenton, MO Tax Increment Rev...............         6.125   10/01/21      1,021,490
 1,000    Fenton, MO Tax Increment Rev...............         7.000   10/01/21      1,081,290
   400    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...........................         7.250   04/01/07        409,452
 3,095    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...........................         7.625   04/01/17      3,302,303
   484    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj...........................         7.625   04/01/18        515,470
 1,525    Jefferson Cnty, MO Jr College Dist Student
          Hsg Sys Rev Jefferson College..............         7.250   07/01/31      1,435,803
   996    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Brentwood Manor Apt Proj Ser B.....         7.250   10/15/38        988,440
   965    Kansas City, MO Multi-Family Hsg Rev Vlg
          Green Apt Proj.............................         6.250   04/01/30        817,326
10,820    Missouri St Hlth & Edl Fac Rev Drivers Ser
          362 (c)....................................         9.230   05/15/11     12,448,626
 2,220    Nevada, MO Hosp Rev Nevada Regional Med
          Ctr........................................         6.750   10/01/22      2,290,152
 1,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
          Saint Louis Convention Ser A...............         7.200   12/15/28        983,760
 5,000    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
          (c)........................................         6.500   12/01/28      5,036,100
 1,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd).....         6.000   06/01/15      1,207,330
 1,305    Three Riv Jr College Dist MO Cmnty
          College....................................         7.000   09/01/18      1,199,269
                                                                                 ------------
                                                                                   32,736,811
                                                                                 ------------

 16                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          NEW HAMPSHIRE  0.9%
$2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights.................         7.350%  01/01/18   $  2,041,940
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights.................         7.450   01/01/25      2,034,500
 1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
          College Issue..............................         7.500   01/01/31      1,078,570
 1,000    New Hampshire St Business Fin Auth Rev
          Alice Peck Day Hlth Sys Ser A..............         6.875   10/01/19      1,003,960
                                                                                 ------------
                                                                                    6,158,970
                                                                                 ------------
          NEW JERSEY  3.6%
 2,240    Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrig (a) (b) (c)................         8.400   04/01/24      2,038,400
 1,940    New Jersey Econ Dev Auth Asstd Living
          Rev........................................         6.750   08/01/30      1,665,975
 2,000    New Jersey Econ Dev Auth Cedar Crest Vlg
          Inc Fac Ser A..............................         7.000   11/15/16      2,038,440
 2,000    New Jersey Econ Dev Auth Continental Airl
          Inc Proj...................................         6.250   09/15/19      1,701,900
 2,000    New Jersey Econ Dev Auth First Mtg
          Franciscan Oaks Proj.......................         5.700   10/01/17      1,830,300
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................         8.000   11/15/15      1,047,620
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................         8.125   11/15/18      1,032,900
 1,440    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................         8.125   11/15/23      1,501,344
 1,000    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A...................         8.500   11/01/16      1,054,220
 1,500    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A...................         8.625   11/01/25      1,578,765
 1,000    New Jersey Econ Dev Auth Rev Kapkowsi Rd
          Landfill Ser A (Prerefunded @ 05/15/14)....         6.375   04/01/18      1,237,670
 1,580    New Jersey Econ Dev Auth Rev Kullman Assoc
          Proj Ser A.................................         6.125   06/01/18      1,336,048
 2,000    New Jersey Econ Dev Auth Rev Sr Living Fac
          Esplanade Bear.............................         7.000   06/01/39      1,655,400
 3,000    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A (Prerefunded @ 05/15/06)...         8.750   05/15/26      3,620,100
 1,010    New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Ctr Issue Rfdg.............         7.250   07/01/14      1,042,239
 1,090    New Jersey St Ed Fac Auth Rev Felician
          College of Lodi Ser D (c)..................         7.375   11/01/22      1,020,262
                                                                                 ------------
                                                                                   25,401,583
                                                                                 ------------

See Notes to Financial Statements                                             17

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          NEW MEXICO  0.7%
$4,195    Albuquerque, NM Retirement Fac Rev La Vida
          Llena Proj Ser B Rfdg......................         6.600%  12/15/28   $  4,098,851
 1,040    New Mexico Hsg Auth Region III Sr Brentwood
          Gardens Apt Ser A..........................         6.850   12/01/31      1,010,838
                                                                                 ------------
                                                                                    5,109,689
                                                                                 ------------
          NEW YORK  4.7%
   990    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A...........................         6.875   06/01/39        895,346
 1,400    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A........         6.375   12/01/37      1,308,118
 2,330    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj.......................................         8.000   11/15/15      2,438,555
 3,000    New York City Indl Dev Agy Field Hotel
          Assoc LP JFK Rfdg..........................         6.000   11/01/28      1,704,330
 3,000    New York City Indl Dev Agy JFK Intl Arpt
          Proj Ser B (a).............................         8.500   08/01/28      2,085,090
 2,185    New York City Indl Dev Agy LaGuardia Assoc
          LP Proj Rfdg (a)...........................         5.800   11/01/13      1,448,546
 5,000    New York City Ser A........................         7.000   08/01/07      5,690,150
 2,130    New York City Ser D........................         8.000   02/01/05      2,305,597
   870    New York City Ser D (Escrowed to
          Maturity)..................................         8.000   02/01/05        949,849
 2,500    New York St Energy Resh & Dev Auth Gas Fac
          Rev (Inverse Fltg) (g).....................        11.509   04/01/20      3,259,725
 1,985    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
          Highpointe at Malta Proj Ser A.............         6.875   06/01/39      1,822,131
 1,000    Suffolk Cnty, NY Indl Dev Agy Continuing
          Care Retirement Cmnty Rev..................         7.250   11/01/28      1,047,150
   990    Suffolk Cnty, NY Indl Dev Agy Eastern Long
          Is Hosp Assoc Ser A........................         7.750   01/01/22        981,149
 1,400    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
          Spellman High Voltage Fac Ser A............         6.375   12/01/17      1,280,076
 1,445    Suffolk Cnty, NY Indl Dev Agy Peconic
          Landing Ser A..............................         8.000   10/01/20      1,461,589
 1,000    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A..........................         7.375   03/01/31      1,021,320
 2,315    Utica, NY Indl Dev Agy Civic Utica College
          Civic Fac..................................         6.750   12/01/21      2,337,594
 1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
          Sr Hsg Inc Ser A...........................         7.375   07/01/30      1,052,860
                                                                                 ------------
                                                                                   33,089,175
                                                                                 ------------
          NORTH CAROLINA  0.3%
 2,000    North Carolina Med Care Comm First Mtg
          United Methodist Homes.....................         7.000   10/01/17      2,074,760
                                                                                 ------------

 18                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          NORTH DAKOTA  0.2%
$1,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj............................         6.250%  12/01/34   $    838,990
   965    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj............................         6.375   12/01/34        809,664
                                                                                 ------------
                                                                                    1,648,654
                                                                                 ------------
          OHIO  2.2%
 1,500    Akron Bath Copley, OH St Twp Hosp Dist Rev
          Summa Hosp Ser A...........................         5.375   11/15/24      1,346,295
 5,000    Athens Cnty, OH Hosp Facs Rev Impt
          O'Bleness Mem Ser A Rfdg...................         7.125   11/15/33      5,010,500
 3,000    Cleveland-Cuyahoga Cnty, OH Spl Assmt/Tax
          Increment..................................         7.000   12/01/18      3,066,330
   623    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A1 Rfdg (e)..................   1.250/6.000   10/01/37        479,472
 1,081    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A2 Rfdg (a)..................         5.460   10/01/37         26,493
 1,760    Dayton, OH Spl Fac Rev Afco Cargo Day LLC
          Proj.......................................         6.300   04/01/22      1,520,622
 1,500    Lucas Cnty, OH Hlthcare & Impt Sunset
          Retirement Rfdg............................         6.500   08/15/20      1,600,890
 2,905    Madison Cnty, OH Hosp Impt Rev Madison Cnty
          Hosp Proj Rfdg.............................         6.400   08/01/28      2,685,382
                                                                                 ------------
                                                                                   15,735,984
                                                                                 ------------
          OKLAHOMA  2.0%
   685    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................         7.000   08/01/10        685,096
   750    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................         7.400   08/01/17        740,018
 1,000    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................         7.625   08/01/20        992,370
 1,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg............................         7.000   04/01/25        998,890
 1,065    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg....................         5.750   08/15/12        873,928
 1,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg....................         5.750   08/15/15        781,660
 4,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg....................         5.625   08/15/19      2,932,320
 3,250    Tulsa Cnty, OK Pub Fac Auth (AMBAC Insd)...         6.250   11/01/22      3,816,053
 3,000    Tulsa, OK Muni Arpt Trust Rev American Airl
          Proj Rfdg..................................         6.250   06/01/20      2,144,970
                                                                                 ------------
                                                                                   13,965,305
                                                                                 ------------

See Notes to Financial Statements                                             19

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          OREGON  1.1%
$2,000    Clackamas Cnty, OR Hosp Fac Willamette View
          Inc Proj Ser A.............................         7.500%  11/01/29   $  2,124,860
 2,145    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg...         6.875   08/01/28      2,094,614
 3,878    Oregon St Hlth Hsg Ed & Cultural Fac
          Auth.......................................         7.250   06/01/28      3,768,697
                                                                                 ------------
                                                                                    7,988,171
                                                                                 ------------
          PENNSYLVANIA  7.9%
 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................         9.250   11/15/15      1,971,220
 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................         9.250   11/15/22      1,966,240
 1,500    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................         9.250   11/15/30      1,471,695
 2,000    Allegheny Cnty, PA Indl Dev Auth Lease
          Rev........................................         6.625   09/01/24      1,823,360
 6,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Collateral Toledo Edison Co Proj Ser A
          Rfdg.......................................         7.750   05/01/20      6,565,080
 1,000    Berks Cnty, PA Muni Auth Rev Phoebe Berks
          Vlg Inc Proj Rfdg (Prerefunded @
          05/15/06)..................................         7.700   05/15/22      1,174,720
 1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler......................         6.200   05/01/19        947,400
 1,500    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
          Hosp Ser A.................................         6.750   07/01/31      1,380,450
 2,500    Cliff House Ctf Trust Var Sts Ctf Partn Ser
          A..........................................         6.625   06/01/27      2,139,400
 2,000    Cumberland Cnty, PA Indl Dev Auth Rev First
          Mtg Woods Cedar Run Ser A Rfdg.............         6.500   11/01/28      1,392,240
 5,000    Dauphin Cnty, PA Gen Auth Rev Hotel & Conf
          Ctr Hyatt Regency (c)......................         6.200   01/01/29      3,946,550
 3,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Riverfront Office..........................         6.000   01/01/25      2,569,410
 1,000    Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr
          Saint Anne's Home..........................         6.625   04/01/28        962,000
 1,200    Lehigh Cnty, PA Gen Purp Auth First Mtg
          Bible Fellowship Church....................         7.625   11/01/21      1,242,096
 2,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
          Oblig Group Rfdg...........................         6.000   11/01/23      1,928,500
 1,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj..........................         6.100   06/01/18        890,440
 2,000    Montgomery Cnty, PA Higher Ed & Temple
          Continuing Care Ctr (a)....................         6.750   07/01/29        897,240
   500    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................         7.000   12/01/10        518,145
 2,500    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................         7.250   12/01/15      2,535,400

 20                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          PENNSYLVANIA (CONTINUED)
$6,000    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg................         7.400%  12/01/20   $  6,076,020
   925    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy.........................         7.750   09/01/24        944,860
 1,435    Northeastern PA Hosp & Ed Auth Hlthcare
          Rev........................................         7.125   10/01/29      1,388,922
 3,000    Pennsylvania Econ Dev Fin Auth Res Recovery
          Rev Colver Proj Ser D......................         7.050   12/01/10      3,103,470
   980    Pennsylvania St Higher Ed Student Assn Inc
          Proj Ser A.................................         6.750   09/01/32      1,014,672
 2,150    Philadelphia, PA Auth Indl Dev Rev Coml Dev
          Rfdg.......................................         7.750   12/01/17      2,185,798
 1,500    Scranton Lackawanna, PA Hlth & Welfare Auth
          Rev Rfdg...................................         7.250   01/15/17      1,472,250
 2,000    Scranton Lackawanna, PA Hlth & Welfare Auth
          Rev Rfdg...................................         7.350   01/15/22      1,956,480
 1,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
          Redstone Ser B.............................         8.000   11/15/23      1,624,455
                                                                                 ------------
                                                                                   56,088,513
                                                                                 ------------
          RHODE ISLAND  0.3%
 1,825    Rhode Island St Econ Dev Corp Rev Oblig
          Providence Place...........................         7.250   07/01/20      1,782,094
                                                                                 ------------

          SOUTH CAROLINA  0.7%
   115    Charleston Cnty, SC Ctf Part Ser B (MBIA
          Insd)......................................         7.000   06/01/19        121,656
 1,000    Oconee Cnty, SC Indl Rev Bond Johnson Ctl
          Inc Ser 84.................................         3.198   06/15/04        993,900
 2,000    South Carolina Jobs Econ Dev First Mtg
          Westley Commons Proj.......................         7.750   10/01/24      1,863,440
 2,000    South Carolina Jobs Econ Impt Palmetto
          Health Ser C Rfdg..........................         6.375   08/01/34      2,020,000
                                                                                 ------------
                                                                                    4,998,996
                                                                                 ------------
          SOUTH DAKOTA  0.3%
   590    Keystone, SD Econ Dev Rev Wtr Quality Mgmt
          Corp Ser A.................................         5.500   12/15/08        563,645
 1,760    Keystone, SD Econ Dev Rev Wtr Quality Mgmt
          Corp Ser A.................................         6.000   12/15/18      1,565,291
                                                                                 ------------
                                                                                    2,128,936
                                                                                 ------------
          TENNESSEE  2.9%
   940    Chattanooga, TN Indl Dev Brd Indl Rev Dev
          Mkt Street Proj Rfdg.......................         7.000   12/15/12        798,098
 4,625    Chattanooga, TN Indl Dev Brd Indl Rev Dev
          Warehouse Row Ltd Proj Rfdg................         7.000   12/15/12      3,926,810

See Notes to Financial Statements                                             21

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          TENNESSEE (CONTINUED)
$3,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg
          (MBIA Insd)................................         7.750%  07/01/29   $  3,918,690
 2,970    SCA Tax Exempt Trust Multi-Family Mtg
          Memphis Hlth Ed Rev Ser A6 (FSA Insd)......         7.350   01/01/30      3,094,918
 5,495    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
          Rev........................................         8.410   11/01/19      5,451,370
 2,900    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
          Ser A (c)..................................        10.000   11/01/19      3,100,738
 1,160    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
          Ser B (a) (b) (c)..........................        10.000   11/01/20        115,884
                                                                                 ------------
                                                                                   20,406,508
                                                                                 ------------
          TEXAS  10.5%
   680    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A....................         6.250   10/01/08        656,982
 3,000    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A....................         6.500   10/01/23      2,687,430
 1,000    Atlanta, TX Hosp Auth Fac Rev..............         6.700   08/01/19        964,950
 2,035    Atlanta, TX Hosp Auth Fac Rev..............         6.750   08/01/29      1,934,837
 1,000    Austin-Bergstorm Landhost Enterprises Inc
          TX Arpt Hotel Sr Ser A.....................         6.750   04/01/27        842,750
 1,960    Bell Cnty, TX Indl Dev Corp Solid Waste
          Disposal Rev...............................         7.600   12/01/17      1,368,942
 1,000    Bexar Cnty, TX Hsg Fin Corp Multi-Family
          Hsg Rev Woodland Ridge Apt Proj Ser A......         7.000   01/01/39        984,420
 2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.....         5.375   01/01/32      2,009,220
   735    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
          McKenna Mem Proj Ser A.....................         6.250   02/01/32        749,759
 1,825    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg
          (c)........................................           *     08/01/11      1,017,602
 3,445    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg...         7.250   04/01/32      3,505,219
 2,970    Dallas, TX Wtrwks & Swr Sys Rev Rfdg.......         5.750   10/01/17      3,383,840
 2,500    Garland, TX Indl Dev Auth Rev Bond Ashland
          Oil Proj Ser 84 Rfdg.......................         8.920   04/01/04      2,505,700
 6,400    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser B.....................         6.125   07/15/17      5,173,632
 3,000    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser C.....................         5.700   07/15/29      2,077,830
 1,750    Houston, TX Arpt Sys Rev Sub Lien Ser A
          (FSA Insd).................................         5.125   07/01/32      1,763,370
 8,880    Lower CO River Auth TX Rev Ser A Rfdg
          (Variable Rate Coupon) (FSA Insd) (c)......        10.389   05/15/14     11,509,279
 3,750    Lower CO River Auth TX Rev Ser A Rfdg
          (Variable Rate Coupon) (FSA Insd) (c)......        10.389   05/15/15      4,860,338
 1,445    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
          Carillon Proj Ser A........................         6.500   07/01/19      1,098,200

 22                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          TEXAS (CONTINUED)
$2,305    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
          Meadow Parc Apt Proj.......................         6.500%  12/01/30   $  2,141,783
 2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................         7.250   01/01/31      2,333,775
 2,950    Midlothian, TX Dev Auth Tax Increment
          Contract Rev...............................         6.700   11/15/23      3,000,681
 2,000    Midlothian, TX Dev Auth Tax Increment
          Contract Rev...............................         7.875   11/15/26      2,206,080
   250    San Antonio, TX Hlth Fac Dev Corp Rev
          Encore Nursing Ctr Partn...................         8.250   12/01/19        253,598
 1,819    Texas Gen Svcs Comm Part Interests.........         7.250   08/01/11      1,849,292
 4,800    Texas St Dept Hsg & Cmnty Affairs Home Mtg
          Rev (Inverse Fltg) (GNMA Collateralized)...         6.900   07/02/24      5,066,112
   875    Texas St Higher Edl Coordinating Brd
          College Student Ln Rev.....................         7.849   10/01/25        878,281
 2,000    Texas St Tpk Auth Dallas North Thruway Rev
          Addison Arpt Toll Tunnel Proj (Prerefunded
          @ 01/01/05) (FGIC Insd)....................         6.750   01/01/15      2,180,540
 2,000    Texas St Tpk Auth Dallas North Thruway Rev
          Addison Arpt Toll Tunnel Proj (Prerefunded
          @ 01/01/05) (FGIC Insd)....................         6.600   01/01/23      2,176,820
 1,000    Wichita Cnty,TX Hlth Fac Rolling Meadows
          Fac Ser A Rfdg.............................         6.250   01/01/28        960,740
 2,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
          Proj.......................................         7.500   12/01/29      2,477,000
                                                                                 ------------
                                                                                   74,619,002
                                                                                 ------------
          UTAH  0.2%
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (a)...................................         7.800   09/01/15        400,000
 1,165    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (a)...................................         8.000   09/01/20        466,000
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (a)...................................         7.800   09/01/25        400,000
   325    Utah St Hsg Fin Agy Single Family Mtg Mezz
          A1 (AMBAC Insd)............................         6.100   07/01/13        341,409
                                                                                 ------------
                                                                                    1,607,409
                                                                                 ------------

See Notes to Financial Statements                                             23

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          VERMONT  0.4%
$1,015    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare
          Fac Copley Manor Proj (a)..................         6.250%  04/01/29   $    450,822
 1,000    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A..............         6.000   12/15/09      1,112,750
 1,000    Vermont Ed & Hlth Bldg Fin Bennington
          College Proj...............................         6.625   10/01/29      1,005,880
                                                                                 ------------
                                                                                    2,569,452
                                                                                 ------------
          VIRGINIA  1.7%
 1,000    Greensville Cnty, VA Indl Dev Wheeling
          Steel Proj Ser A...........................         7.000   04/01/14        680,000
 2,500    Henrico Cnty, VA Econ Dev Utd Methodist Ser
          A Rfdg.....................................         6.500   06/01/22      2,480,250
 6,000    Peninsula Port Auth VA Baptist Homes Ser
          A..........................................         7.375   12/01/32      6,099,420
 1,500    Pittsylvania Cnty, VA Indl Dev Auth Rev
          Exempt Fac Ser A (c).......................         7.450   01/01/09      1,483,395
 1,700    Virginia Small Business Fin Auth Rev Indl
          Dev SIL Clean Wtr Proj.....................         7.250   11/01/24      1,680,331
                                                                                 ------------
                                                                                   12,423,396
                                                                                 ------------
          WASHINGTON  1.4%
 6,580    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd)..........................         5.500   07/01/17      7,319,855
 1,000    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp........................         7.250   12/01/15      1,036,120
 1,000    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj.......................................         7.125   04/01/20        874,390
 1,000    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj.......................................         7.250   04/01/30        863,560
                                                                                 ------------
                                                                                   10,093,925
                                                                                 ------------
          WISCONSIN  1.2%
   800    Baldwin, WI Hosp Rev Mtg Ser A.............         6.125   12/01/18        798,744
 1,000    Baldwin, WI Hosp Rev Mtg Ser A.............         6.375   12/01/28      1,001,150
 1,750    Milwaukee, WI Rev Sr Air Cargo.............         6.500   01/01/25      1,770,615
 3,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Milwaukee Catholic Home Inc Proj...........         7.500   07/01/26      3,022,350
 1,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood
          Vlg Proj Ser A.............................         7.625   08/15/30      1,039,150
 1,000    Wisconsin St Hlth & Ed Fac Divine Savior
          Hlthcare Ser C.............................         7.500   05/01/32      1,002,400
                                                                                 ------------
                                                                                    8,634,409
                                                                                 ------------
          WYOMING  0.2%
 1,500    Teton Cnty, WY Hosp Dist Hosp Saint Johns
          Med Ctr....................................         6.750   12/01/27      1,470,075
                                                                                 ------------

 24                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
          PUERTO RICO  0.2%
$2,465    Puerto Rico Port Auth Rev Spl Fac Amern
          Airl Ser A.................................         6.250%  06/01/26   $  1,405,099
                                                                                 ------------

          U. S. VIRGIN ISLANDS  0.4%
 2,500    Northern Mariana Islands Ser A.............         7.375   06/01/30      2,560,275
                                                                                 ------------

TOTAL MUNICIPAL BONDS.........................................................    697,959,300
                                                                                 ------------

          TAXABLE NOTE  0.1%
   976    Divine Family Trust (d)....................         6.000   10/29/04        966,397
                                                                                 ------------

TOTAL INVESTMENTS  98.3%
  (Cost $736,786,476).........................................................    698,925,697
OTHER ASSETS IN EXCESS OF LIABILITIES  1.7%...................................     11,851,394
                                                                                 ------------

NET ASSETS  100.0%............................................................   $710,777,091
                                                                                 ============

*   Zero coupon bond

(a) Non-income producing security.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) Payment-in-kind security.

(g) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Trust's portfolio holdings including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition a realized gain or loss is recognized accordingly.

See Notes to Financial Statements                                             25

YOUR FUND'S INVESTMENTS

September 30, 2003

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

 26                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003

ASSETS:
Total Investments (Cost $736,786,476).......................  $698,925,697
Receivables:
  Interest..................................................    14,906,546
  Investments Sold..........................................     1,059,000
  Fund Shares Sold..........................................       289,943
Other.......................................................       149,343
                                                              ------------
    Total Assets............................................   715,330,529
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     1,560,586
  Income Distributions......................................     1,201,526
  Custodian Bank............................................       845,138
  Distributor and Affiliates................................       319,807
  Investment Advisory Fee...................................       281,368
Trustees' Deferred Compensation and Retirement Plans........       194,897
Accrued Expenses............................................       150,116
                                                              ------------
    Total Liabilities.......................................     4,553,438
                                                              ------------
NET ASSETS..................................................  $710,777,091
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $828,716,452
Accumulated Undistributed Net Investment Income.............     3,564,047
Net Unrealized Depreciation.................................   (37,860,779)
Accumulated Net Realized Loss...............................   (83,642,629)
                                                              ------------
NET ASSETS..................................................  $710,777,091
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $560,865,859 and 43,052,976 shares of
    beneficial interest issued and outstanding).............  $      13.03
    Maximum sales charge (4.75%* of offering price).........           .65
                                                              ------------
    Maximum offering price to public........................  $      13.68
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $115,578,643 and 8,877,104 shares of
    beneficial interest issued and outstanding).............  $      13.02
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $34,332,589 and 2,618,663 shares of
    beneficial interest issued and outstanding).............  $      13.11
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             27

Statement of Operations
For the Year Ended September 30, 2003

INVESTMENT INCOME:
Interest....................................................  $ 51,161,275
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,543,296
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,374,865, $1,298,373 and $368,302,
  respectively).............................................     3,041,540
Shareholder Services........................................       463,816
Legal.......................................................       215,415
Custody.....................................................        58,821
Trustees' Fees and Related Expenses.........................        27,415
Other.......................................................       393,116
                                                              ------------
    Total Expenses..........................................     7,743,419
    Less Credits Earned on Cash Balances....................         8,642
                                                              ------------
    Net Expenses............................................     7,734,777
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 43,426,498
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (3,546,709)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (26,406,315)
  End of the Period.........................................   (37,860,779)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (11,454,464)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(15,001,173)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 28,425,325
                                                              ============

 28                                            See Notes to Financial Statements

Statements of Changes in Net Assets

                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................    $  43,426,498         $  45,693,443
Net Realized Loss..................................       (3,546,709)          (24,732,738)
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      (11,454,464)           17,786,818
                                                       -------------         -------------
Change in Net Assets from Operations...............       28,425,325            38,747,523
                                                       -------------         -------------

Distributions from Net Investment Income:
  Class A Shares...................................      (31,090,893)          (31,960,261)
  Class B Shares...................................       (6,152,493)           (7,625,939)
  Class C Shares...................................       (1,735,013)           (1,952,996)
                                                       -------------         -------------
Total Distributions................................      (38,978,399)          (41,539,196)
                                                       -------------         -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................      (10,553,074)           (2,791,673)
                                                       -------------         -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................       55,882,726            92,763,808
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................       24,291,545            23,840,923
Cost of Shares Repurchased.........................     (125,918,977)         (174,785,925)
                                                       -------------         -------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................      (45,744,706)          (58,181,194)
                                                       -------------         -------------
TOTAL DECREASE IN NET ASSETS.......................      (56,297,780)          (60,972,867)
NET ASSETS:
Beginning of the Period............................      767,074,871           828,047,738
                                                       -------------         -------------
End of the Period (Including accumulated
  undistributed net investment income of $3,564,047
  and ($277,011), respectively)....................    $ 710,777,091         $ 767,074,871
                                                       =============         =============

See Notes to Financial Statements                                             29

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                ------------------------------------------------
                                               2003     2002 (a)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $13.21     $13.25     $13.27    $13.91    $15.08
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .79        .78        .77       .77       .81
  Net Realized and Unrealized Gain/Loss.....    (.25)      (.11)      (.05)     (.63)    (1.17)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .54        .67        .72       .14      (.36)
Less Distributions from Net Investment
  Income....................................     .72        .71        .74       .78       .81
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $13.03     $13.21     $13.25    $13.27    $13.91
                                              ======     ======     ======    ======    ======

Total Return (b)............................   4.21%      5.28%      5.46%     1.27%    -2.51%
Net Assets at End of the Period (In
  millions).................................  $560.9     $579.1     $607.1    $621.5    $745.2
Ratio of Expenses to Average Net Assets.....    .89%       .86%       .87%      .91%      .96%
Ratio of Net Investment Income to Average
  Net Assets................................   6.07%      5.99%      5.88%     5.91%     5.46%
Portfolio Turnover..........................     14%        14%        22%       37%       77%

(a) As required, effective October 31, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 5.95% to 5.99%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 30                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                --------------------------------------------------
                                              2003 (c)    2002 (a)     2001      2000      1999
                                              --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $13.20      $13.24     $13.27    $13.90    $15.07
                                               ------      ------     ------    ------    ------
  Net Investment Income......................     .69         .70        .68       .69       .69
  Net Realized and Unrealized Gain/Loss......    (.25)       (.12)      (.06)     (.64)    (1.16)
                                               ------      ------     ------    ------    ------
Total from Investment Operations.............     .44         .58        .62       .05      (.47)
Less Distributions from Net Investment
  Income.....................................     .62         .62        .65       .68       .70
                                               ------      ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $13.02      $13.20     $13.24    $13.27    $13.90
                                               ======      ======     ======    ======    ======

Total Return (b).............................   3.42%       4.49%      4.71%      .48%    -3.25%
Net Assets at End of the Period (In
  millions)..................................  $115.6      $149.5     $176.5    $221.4    $282.5
Ratio of Expenses to Average Net Assets......   1.64%       1.62%      1.63%     1.67%     1.73%
Ratio of Net Investment Income to Average Net
  Assets.....................................   5.32%       5.23%      5.12%     5.15%     4.70%
Portfolio Turnover...........................     14%         14%        22%       37%       77%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 5.19% to 5.23%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4% charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             31

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                   --------------------------------------------------
                                                 2003 (d)    2002 (a)     2001      2000      1999
                                                 --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....     $13.20      $13.24     $13.27    $13.90    $15.07
                                                  ------      ------     ------    ------    ------
  Net Investment Income......................        .79         .70        .68       .69       .69
  Net Realized and Unrealized Gain/Loss......       (.26)       (.12)      (.06)     (.64)    (1.16)
                                                  ------      ------     ------    ------    ------
Total from Investment Operations.............        .53         .58        .62       .05      (.47)
Less Distributions from Net Investment
  Income.....................................        .62         .62        .65       .68       .70
                                                  ------      ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........     $13.11      $13.20     $13.24    $13.27    $13.90
                                                  ======      ======     ======    ======    ======

Total Return (b).............................      4.10%(c)    4.49%      4.71%      .48%    -3.25%
Net Assets at End of the Period (In
  millions)..................................     $ 34.3      $ 38.5     $ 44.4    $ 49.1    $ 61.5
Ratio of Expenses to Average Net Assets......      1.64%       1.62%      1.62%     1.67%     1.73%
Ratio of Net Investment Income to Average Net
  Assets.....................................      6.00%(c)    5.23%      5.13%     5.15%     4.69%
Portfolio Turnover...........................        14%         14%        22%       37%       77%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 5.19% to 5.23%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .68% and .69%, respectively.

(d) Based on average shares outstanding.

 32                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income tax primarily through investment in a diversified portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on June 28, 1985. The distribution of the Fund's Class B and Class C shares commenced on April 30, 1993 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2003, the Fund had no when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $78,989,131 which expires between September 30, 2004 and September 30, 2011. Of this amount, $9,606,294 will expire on September 30, 2004.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $738,476,853
                                                              ============
Gross tax unrealized appreciation...........................  $ 26,755,368
Gross tax unrealized depreciation...........................   (66,306,524)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(39,551,156)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2003 and 2002 was as follows:

                                                                2003        2002
Distributions paid from:
  Ordinary income...........................................  $113,206    $210,294
  Long-term capital gain....................................       -0-         -0-
                                                              --------    --------
                                                              $113,206    $210,294
                                                              ========    ========

    Due to inherent differences in the recognition of income, expenses and realized gain/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to a portion of the capital loss carry forward expiring in the current year totaling $29,216,115 has been reclassified from accumulated net realized loss to capital. Additionally, a permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $13,637 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax difference relating to the book to tax amortization differences on bonds sold totaling $8,397 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to book to tax amortization differences totaling $629,075 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

    As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $103,011

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post October losses which are not realized for tax purposes until the first day of the following fiscal year, the deferral of losses related to wash sale transactions and the capitalization of reorganization and restructuring costs, and losses recognized for tax purposes but not for book purposes.

F. EXPENSE REDUCTIONS During the year ended September 30, 2003, the Fund's custody fee was reduced by $8,642 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .50%
Over $500 million...........................................     .45%

    For the year ended September 30, 2003, the Fund recognized expenses of approximately $29,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $115,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $377,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $116,914 are included in

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

"Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

    At September 30, 2003, capital aggregated $654,459,030, $135,935,365 and
$38,322,057 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   3,764,226    $  48,895,391
  Class B...................................................     330,503        4,299,420
  Class C...................................................     205,707        2,687,915
                                                              ----------    -------------
Total Sales.................................................   4,300,436    $  55,882,726
                                                              ==========    =============
Dividend Reinvestment:
  Class A...................................................   1,530,608    $  19,879,267
  Class B...................................................     256,324        3,326,662
  Class C...................................................      83,177        1,085,616
                                                              ----------    -------------
Total Dividend Reinvestment.................................   1,870,109    $  24,291,545
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,076,868)   $ (78,875,948)
  Class B...................................................  (3,037,630)     (39,421,866)
  Class C...................................................    (584,518)      (7,621,163)
                                                              ----------    -------------
Total Repurchases...........................................  (9,699,016)   $(125,918,977)
                                                              ==========    =============

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

    At September 30, 2002, capital aggregated $687,614,413, $172,481,948 and
$43,580,912 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    6,042,249    $  79,393,394
  Class B...................................................      758,304        9,941,317
  Class C...................................................      262,118        3,429,097
                                                              -----------    -------------
Total Sales.................................................    7,062,671    $  92,763,808
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,453,948    $  19,024,194
  Class B...................................................      283,146        3,702,423
  Class C...................................................       85,216        1,114,306
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,822,310    $  23,840,923
                                                              ===========    =============
Repurchases:
  Class A...................................................   (9,943,857)   $(124,596,365)
  Class B...................................................   (3,050,451)     (39,875,659)
  Class C...................................................     (789,710)     (10,313,901)
                                                              -----------    -------------
Total Repurchases...........................................  (13,784,018)   $(174,785,925)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2003 and 2002, 740,191 and 654,389 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2003 and 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

imposed on most redemptions made within six years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the year ended September 30, 2003, Van Kampen, as distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $98,000 and CDSC on redeemed shares of approximately $199,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $103,844,729 and $137,995,583, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately 2,322,200 and 1,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended September 30, 2003, are payments retained by Van Kampen of approximately $691,800 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $78,300.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Strategic Municipal Income Fund

    We have audited the accompanying statement of assets and liabilities of the Van Kampen Strategic Municipal Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended September 30, 1999 were audited by other auditors whose report dated November 9, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Strategic Municipal Income Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP
Chicago, Illinois
November 4, 2003

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2003. The Fund designated 99.7% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee            Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                                     since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)        Trustee            Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                       since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                  in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee            Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                                 since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                    Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                    Director of Amgen Inc., a
                                                             ("Allstate") and Allstate               biotechnological company,
                                                             Insurance Company. Prior                and Director of Valero
                                                             to January 1995,                        Energy Corporation, an
                                                             President and Chief                     independent refining
                                                             Executive Officer of                    company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (62)             Trustee            Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                        since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                  in the Fund Complex.
Suite 980                                                    management advisory                     Director of TeleTech
San Diego, CA 92122-6223                                     services. Prior to July                 Holdings Inc.,
                                                             2000, Managing Partner of               Stericycle, Inc.,
                                                             Equity Group Corporate                  TheraSense, Inc., GATX
                                                             Investment (EGI), a                     Corporation, Arris Group,
                                                             company that makes                      Inc. and Trustee of the
                                                             private investments in                  University of Chicago
                                                             other companies.                        Hospitals and Health
                                                                                                     Systems. Prior to May
                                                                                                     2002, Director of
                                                                                                     Peregrine Systems Inc.
                                                                                                     Prior to February 2001,
                                                                                                     Vice Chairman and
                                                                                                     Director of Anixter
                                                                                                     International, Inc. and
                                                                                                     IMC Global Inc. Prior to
                                                                                                     July 2000, Director of
                                                                                                     Allied Riser
                                                                                                     Communications Corp.,
                                                                                                     Matria Healthcare Inc.,
                                                                                                     Transmedia Networks,
                                                                                                     Inc., CNA Surety, Corp.
                                                                                                     and Grupo Azcarero Mexico
                                                                                                     (GAM). Prior to April
                                                                                                     1999, Director of Metal
                                                                                                     Management, Inc.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee            Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                             since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                       executive search firm.                  in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)         Trustee            Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                           since 1993  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                       of the United States, an                in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (67)            Trustee            Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                         since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                   Director of the Lake
                                                             investment holding                      Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee            Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                           since 1985  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                       in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (62)     Trustee            Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                              since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                            University of Chicago and               in the Fund Complex.
                                                             the Adam Smith                          Director of Winston
                                                             Distinguished Service                   Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey (61)       Trustee            Trustee     Chief Communications           88       Trustee/Director/Managing
2101 Constitution Ave., N.W.                     since 1999  Officer of the National                 General Partner of funds
Room 285                                                     Academy of                              in the Fund Complex.
Washington, D.C. 20418                                       Sciences/National                       Director of Neurogen
                                                             Research Council, an                    Corporation, a
                                                             independent, federally                  pharmaceutical company,
                                                             chartered policy                        since January 1998.
                                                             institution, since 2001
                                                             and previously Chief
                                                             Operating Officer from
                                                             1993 to 2001. Director of
                                                             the Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES*

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,           Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President and      since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020            Chief Executive                funds in the Fund                       in the Fund Complex.
                              Officer                        Complex. Chairman,
                                                             President, Chief
                                                             Executive Officer and
                                                             Director of the Advisers
                                                             and VK Advisors Inc.
                                                             since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee            Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                                 since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.
Wayne W. Whalen* (64)         Trustee            Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                            since 1985  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                            Meagher & Flom                          in the Fund Complex.
                                                             (Illinois), legal counsel
                                                             to funds in the Fund
                                                             Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President      Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                              since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                   December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                            Investments and President and Chief Operations Officer of
                                                             the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                             Executive Vice President and Chief Investment Officer of
                                                             funds in the Fund Complex. Prior to May 2001, Managing
                                                             Director and Chief Investment Officer of Van Kampen
                                                             Investments, and Managing Director and President of the
                                                             Advisers and Van Kampen Advisors Inc. Prior to December
                                                             2000, Executive Vice President and Chief Investment Officer
                                                             of Van Kampen Investments, and President and Chief Operating
                                                             Officer of the Advisers. Prior to April 2000, Executive Vice
                                                             President and Chief Investment Officer for Equity
                                                             Investments of the Advisers. Prior to October 1998, Vice
                                                             President and Senior Portfolio Manager with AIM Capital
                                                             Management, Inc. Prior to February 1998, Senior Vice
                                                             President and Portfolio Manager of Van Kampen American
                                                             Capital Asset Management, Inc., Van Kampen American Capital
                                                             Investment Advisory Corp. and Van Kampen American Capital
                                                             Management, Inc.

Stefanie V. Chang (36)       Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                      since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  Vice President      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           and Chief                       Management Inc. and Morgan Stanley Investments LP and
                             Investment Officer              Director of Morgan Stanley Trust for over 5 years. Executive
                                                             Vice President and Chief Investment Officer of funds in the
                                                             Fund Complex. Managing Director and Chief Investment Officer
                                                             of Van Kampen Investments, the Advisers and Van Kampen
                                                             Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President      Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                 since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                   the Fixed Income Department of the Advisers and Van Kampen
                                                             Advisors Inc. Prior to December 2000, Senior Vice President
                                                             of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                             2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                             President of the government securities bond group for Asset
                                                             Management.

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice      Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and       since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal                       funds in the Fund Complex. Chief Global Operations Officer
                             Executive Officer               and Managing Director of Morgan Stanley Investment
                                                             Management Inc. Managing Director of Morgan Stanley.
                                                             Managing Director and Director of Morgan Stanley Investment
                                                             Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                             Executive Officer and Director of Morgan Stanley Trust. Vice
                                                             President of the Morgan Stanley Funds.
A. Thomas Smith III (46)     Vice President and  Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary           since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                           Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Managing Director and General
                                                             Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                             Inc. Vice President and Secretary of funds in the Fund
                                                             Complex. Prior to July 2001, Managing Director, General
                                                             Counsel, Secretary and Director of Van Kampen Investments,
                                                             the Advisers, the Distributor, Investor Services, and
                                                             certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                             Secretary and Director of Van Kampen Investments, the
                                                             Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Prior to January 1999, Vice President
                                                             and Associate General Counsel to New York Life Insurance
                                                             Company ("New York Life"), and prior to March 1997,
                                                             Associate General Counsel of New York Life. Prior to
                                                             December 1993, Assistant General Counsel of The Dreyfus
                                                             Corporation. Prior to August 1991, Senior Associate, Willkie
                                                             Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                             the Securities and Exchange Commission, Division of
                                                             Investment Management, Office of Chief Counsel.

John L. Sullivan (48)        Vice President,     Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Chief Financial     since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181   Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                             Complex. Head of Fund Accounting for Morgan Stanley
                                                             Investment Management. Prior to December 2002, Executive
                                                             Director of Van Kampen Investments, the Advisers and Van
                                                             Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 39, 399, 539
                                                 STMI ANR
                                                 11/03 12240K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Insured Tax Free Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/93 through 9/30/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN CA INSURED TAX FREE     LEHMAN BROTHERS MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                               ------------------------------     ------------------------------
9/93                                                                       9674.00                           10000.00
12/93                                                                      9744.00                           10140.70
                                                                           9002.00                            9583.91
                                                                           9039.00                            9689.41
                                                                           9052.00                            9755.81
12/94                                                                      8892.00                            9616.39
                                                                           9570.00                           10295.80
                                                                           9737.00                           10543.80
                                                                           9981.00                           10847.00
12/95                                                                     10517.00                           11294.80
                                                                          10304.00                           11158.80
                                                                          10372.00                           11244.10
                                                                          10658.00                           11501.80
12/96                                                                     10959.00                           11794.80
                                                                          10864.00                           11766.60
                                                                          11276.00                           12171.80
                                                                          11590.00                           12538.80
12/97                                                                     11938.00                           12878.90
                                                                          12062.00                           13027.10
                                                                          12249.00                           13225.60
                                                                          12700.00                           13631.40
12/98                                                                     12693.00                           13713.40
                                                                          12789.00                           13835.00
                                                                          12455.00                           13590.60
                                                                          12263.00                           13536.50
12/99                                                                     12047.00                           13431.40
                                                                          12591.00                           13823.90
                                                                          12747.00                           14032.70
                                                                          13145.00                           14372.30
12/00                                                                     13807.00                           15000.70
                                                                          13977.00                           15333.50
                                                                          13921.00                           15433.10
                                                                          14471.00                           15866.50
12/01                                                                     14304.00                           15769.60
                                                                          14321.00                           15918.30
                                                                          14827.00                           16500.70
                                                                          15775.00                           17284.40
12/02                                                                     15640.00                           17284.30
                                                                          15747.00                           17492.10
                                                                          16052.00                           17943.30
9/03                                                                      16038.00                           17957.30

Index data source: Bloomberg

                               A SHARES                B SHARES                C SHARES
                            since 12/13/85          since 4/30/93           since 8/13/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            7.29%       7.09%       5.19%       5.19%       4.63%       4.63%

10-year                    5.19        4.84        4.69        4.69        4.40        4.40

5-year                     4.78        4.09        4.02        4.02        4.03        4.03

1-year                     1.67       -1.62        0.87       -2.03        0.92       -0.05
---------------------------------------------------------------------------------------------
30-Day SEC Yield                3.59%                   2.98%                   2.98%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 3.25 percent for Class A shares, a contingent deferred sales charge of 3.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Certain non-recurring payments were made to Class C shares, resulting in an increase to the one-year total return of 0.03 percent. The since inception and 10-year returns for Class B and C shares reflect their conversion into Class A shares six and 10 years after purchase, respectively. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Distribution rate represents the monthly annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen California Insured Tax Free Fund is managed by the Adviser's Municipal Fixed-Income team.(1) Members of the team include Dennis S. Pietrzak, Executive Director; John R. Reynoldson, Executive Director; and Joseph A. Piraro, Vice President. The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The economic backdrop for the 12 months ended September 30 was largely characterized by the persistent weakness of the U.S. economy. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and Wall Street officials suggesting that the U.S. economy might be entering a deflationary period also seemed to weigh heavily on the minds of investors over the course of the year. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds. The Federal Reserve Board (the Fed) attempted to allay these fears and keep the economy moving in the right direction by cutting the Fed Funds target rate twice during the period for a total reduction of 0.75 percent.

       The uncertain climate had a definite effect on the municipal bond market. While yields on intermediate- and long-term bonds ended the period approximately where they began, the road between those two points was decidedly bumpy. The 12-month period can be divided into two distinct market environments. The first of these, which lasted from October 2002 to mid-June 2003, saw municipal yields fall by roughly 80 basis points to levels not seen since the late 1960s. These plummeting yields led to a surge in issuance as municipalities moved to lock in low financing rates and, in the case of older bonds, low refinancing costs. These record levels of supply met with record levels of demand as investors in search of relative stability poured cash into municipal bond funds. Demand for municipal bonds was also strong from so-called "cross-over" buyers--investors who traditionally favor taxable investments but were drawn to municipal bonds because of their relatively attractive yields.

       The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the rising equity market. Interest from cross-over investors also evaporated as the relative attractiveness of the taxable market grew.

(1)Team members may change at any time without notice.

       Issuance remained strong throughout this leg of the period, though it abated somewhat in the last three months. These forces combined to drive municipal-bond yields off of their historic lows, ending the period where they began.

       California faced a host of economic problems during the year, including a $38 billion budget deficit that led Moody's and Standard & Poor's to downgrade the state's general obligations in February. Against this backdrop, state municipal debt issuance rose significantly. California issued approximately $46 billion in the first nine months of 2003, an increase of about 60 percent compared to the same period in 2002. Because of fiscal and credit concerns, valuations in the state's municipal bond market declined to extremely low levels during the period, drawing buying interest from many national investors seeking to benefit from relatively attractive yields in the California market.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- The fund returned 1.67 percent for the 12 months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.89 percent for the same period.

        -- The fund's monthly dividend of $0.0595 translated to a distribution rate of 3.67 percent based on the fund's maximum offering price (as of September 30, 2003, Class A shares adjusted for sales charges).

       See Performance Summary for additional information and index definition.

TOP 5 SECTORS AS OF 9/30/03
Tax District                  22.7%
Public Education              21.0
Public Building               14.1
General Purpose               10.8
Water & Sewer                  8.4

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     WHAT FACTORS HINDERED PERFORMANCE DURING THE REPORTING PERIOD?

A. With interest rates at low levels early in the period, we moved to attempt to protect the fund from any sudden rate increases. One of our primary tactics was to reduce the fund's duration (a measure of interest-rate sensitivity) below that of its benchmark. This defensive positioning, which benefited the fund later in the fiscal year, was a drag on performance during the bond market rally that occurred last winter and spring.

       The fund's position in California general obligation bonds also detracted from overall performance. These bonds underwent considerable volatility during the period, reflecting investors' concerns about California's creditworthiness and fiscal outlook.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. The majority of the fund's holdings are concentrated in essential-services bonds. Because these securities are backed by specific projects rather than tax receipts, they tend to provide a more reliable income stream than other municipal issues in weak economic environments such as that of the past year. Sectors within essential services that contributed positively to the fund's performance during the period included transportation, public education, and water and sewer bonds.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING KEY
       ISSUES.

A. Over the past year we increased the fund's exposure to bonds with structural characteristics designed to withstand interest-rate volatility relatively well. Many of those purchases were concentrated in bonds that feature the premium coupons of longer maturities while trading to a shorter, more intermediate call date. In an environment of rising interest rates, these bonds offer the dual cushion of high income (to offset capital losses) and moderate interest-rate vulnerability. In our opinion, their income stream alone makes them an appealing investment, regardless of interest rate considerations.

       We continued to emphasize essential services in the portfolio throughout the period. These sectors tend to outperform bonds backed by tax revenues in periods of economic weakness because their revenue streams come from receipts from public services that are in demand no matter what the economic climate. By the end of the period, this strategy resulted in public education and tax districts comprising the two largest sector weights in the portfolio.

       We maintained a very low percentage of assets in the health-care sector because of concerns about financial difficulties in that area. We also shied away from the airport sector because of the negative circumstances currently surrounding the airline industry.

       At the security level, we took advantage of relative-value opportunities created by the volatile interest-rate environment during the period. For example, the rapid increase in yields during June and July allowed us to invest in newer securities carrying higher yields. We funded many of these purchases through carefully managed selling of lower-coupon holdings that allowed the portfolio to benefit from targeted tax losses that offset capital gains elsewhere in the portfolio.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW FOR THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS?

A. We believe that the economy has lately shown clear signs of improvement, though the employment picture remains soft and the likelihood of a sustained rebound is questionable. In this environment, we believe the Fed is likely to maintain a neutral stance in the absence of signs of strong economic growth. We will continue to monitor the markets closely for compelling investment opportunities.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS  102.1%
$ 1,925    Alhambra, CA City Elem Sch Dist Cap Apprec Ser A
           (FSA Insd)......................................   *       09/01/20   $    842,341
  2,900    Anaheim, CA Pub Fin Auth Rev Elec Sys Generation
           Ser B Rfdg (FSA Insd)...........................  5.000%   10/01/16      3,136,814
  2,000    Anaheim, CA Pub Fin Auth Tax Alloc Rev (Inverse
           Fltg) (MBIA Insd)............................... 11.630    12/28/18      2,697,360
  4,070    Anaheim, CA Uni High Sch Dist Ser A (FSA
           Insd)...........................................  5.000    08/01/25      4,143,952
  1,430    Bay Area Govt Assn CA Lease Rev Cap Proj Ser A
           (AMBAC Insd)....................................  5.250    07/01/17      1,563,076
  3,000    Bay Area Govt Assn CA Rev Tax Alloc CA Redev Agy
           Pool Ser A2 (FSA Insd)..........................  6.400    12/15/14      3,246,810
  1,730    Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA
           Insd)...........................................  5.500    08/01/17      1,926,182
  1,850    Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA
           Insd)...........................................  5.500    08/01/18      2,047,894
  7,000    California Edl Fac Auth Rev Univ Of The Pacific
           (MBIA Insd).....................................  5.875    11/01/20      8,021,440
  2,000    California Infrastructure & Econ Dev Bk Rev Bay
           Area Toll Brdgs First Lien Ser A (FGIC Insd)....  5.000    07/01/29      2,031,500
  3,000    California Infrastructure & Econ Dev Bk Rev Bay
           Area Toll Brdgs First Lien Ser A (AMBAC Insd)...  5.000    07/01/33      3,042,570
  1,050    California Spl Dist Assn Fin Corp Ctf Partn Pgm
           Ser DD (FSA Insd)...............................  5.625    01/01/27      1,138,704
  1,250    California St (FGIC Insd).......................  6.250    09/01/12      1,507,325
  2,385    California St (XLCA Insd).......................  6.250    09/01/12      2,853,796
  2,450    California St (FGIC Insd).......................  5.000    10/01/14      2,636,592
  1,000    California St (XLCA Insd).......................  5.000    10/01/28      1,012,660
  1,200    California St Dept Transn Ctf Ser A Rfdg (MBIA
           Insd)...........................................  5.250    03/01/16      1,315,668
  2,000    California St Dept Vet Affairs Ser A (AMBAC
           Insd)...........................................  5.300    12/01/21      2,097,160
  2,000    California St Dept Wtr Res Pwr Supply Rev Ser A
           (AMBAC Insd)....................................  5.500    05/01/16      2,238,880
  1,000    California St Dept Wtr Res Pwr Supply Rev Ser A
           (AMBAC Insd)....................................  5.375    05/01/18      1,096,610
  2,500    California St Dept Wtr Res Pwr Supply Rev Rite
           Ser B (Inverse Fltg) (MBIA Insd) (c)............  9.409    05/01/21      2,859,550
  2,500    California St Pub Wks Brd Lease Dept Corrections
           Ten Admin Ser A (AMBAC Insd)....................  5.250    03/01/17      2,714,925

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 4,125    California St Pub Wks Brd Lease Rev CA St Univ
           Ser A Rfdg (AMBAC Insd).........................  5.500%   10/01/14   $  4,613,689
  2,000    California St Pub Wks Brd Lease Rev Dept
           Corrections Ser B Rfdg (AMBAC Insd).............  5.250    01/01/12      2,251,180
  1,000    California St Pub Wks Brd Lease Rev Var Cmnty
           College Proj Ser B Rfdg (AMBAC Insd)............  5.625    03/01/16      1,102,730
  7,750    California St Rfdg (FGIC Insd)..................  5.000    02/01/23      7,859,972
  1,000    California St Univ Rev & Colleges Systemwide Ser
           A (AMBAC Insd)..................................  5.375    11/01/18      1,100,250
  1,000    Carson, CA Redev Agy Redev Proj Area No 1 Tax
           Alloc (MBIA Insd)...............................  5.500    10/01/15      1,166,310
  2,000    Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt
           Proj Ser A Rfdg (MBIA Insd).....................  7.000    08/01/12      2,525,520
  3,000    Castaic Lake Wtr Agy CA Rev Ctf Partn Ser A
           (MBIA Insd).....................................  5.250    08/01/23      3,140,970
  2,000    Cerritos, CA Pub Fin Auth Rev Tax Alloc Redev
           Proj Ser A (AMBAC Insd).........................  5.000    11/01/19      2,179,540
  2,335    Chaffey, CA Uni High Sch Dist Ser B (FGIC
           Insd)...........................................  5.500    08/01/16      2,631,708
  1,205    Channel Islands Beach, CA Cmnty Svcs Dist Ctf
           Partn CA Spl Dist Fin Proj BB (FSA Insd)........  5.700    09/01/21      1,353,914
  5,165    Corona, CA Redev Agy Tax Alloc Redev Proj Area
           Ser A Rfdg (FGIC Insd)..........................  6.250    09/01/13      5,502,274
  1,000    Coronado, CA Uni Sch Dist Ser B (FGIC Insd).....  5.375    08/01/26      1,059,480
  1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
           Insd)...........................................  5.000    06/01/21      1,035,680
  1,300    Folsom Cordova, CA Uni Sch Dist Sch Fac Impt
           Dist No 2 Ser A (MBIA Insd).....................  5.375    10/01/17      1,437,917
  1,360    Folsom, CA Pub Fin Auth City Hall & Cmnty Ctr
           Rfdg (FSA Insd) (a).............................  5.000    10/01/16      1,471,792
  1,480    Fontana, CA Redev Agy Tax Alloc Dwntwn Redev
           Proj Rfdg (MBIA Insd)...........................  5.000    09/01/21      1,525,747
    650    Fresno, CA Jt Pwrs Fin Auth Ser A (FSA Insd)....  5.000    06/01/17        698,217
    590    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
           Insd)...........................................  5.900    08/01/17        710,224
    630    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
           Insd)...........................................  5.900    08/01/18        757,342
    675    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
           Insd)...........................................  5.900    08/01/19        810,979
    720    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA
           Insd)...........................................  5.900    08/01/20        861,682
  2,000    Glendale, CA Redev Agy Tax Ctr Glendale Redev
           Proj (MBIA Insd)................................  5.250    12/01/20      2,160,100
  2,425    Glendora, CA Pub Fin Auth Tax Alloc Proj No 1
           Ser A (MBIA Insd) (b)...........................  5.000    09/01/24      2,467,607
 20,000    Grossmont, CA Uni High Sch Dist Ctf Part (MBIA
           Insd)...........................................   *       11/15/21      6,437,200

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,750    Hacienda La Puente, CA Uni Sch Dist Ser A (MBIA
           Insd)...........................................  5.500%   08/01/20   $  1,930,933
  1,250    Hemet, CA Uni Sch Dist Ctf Partn Nutrition Ctr
           Proj (FSA Insd).................................  5.875    04/01/27      1,398,513
  1,950    Imperial Irr Dist CA Ctf Partn Wtr Sys Proj
           (AMBAC Insd)....................................  5.000    07/01/19      2,057,211
  2,000    Inglewood, CA Redev Agy Tax Alloc Merged Redev
           Proj Ser A Rfdg (AMBAC Insd)....................  5.250    05/01/23      2,196,860
  1,715    Irvine, CA Pub Fac & Infrastructure Ser B (AMBAC
           Insd)...........................................  5.000    09/02/23      1,759,624
  2,250    La Mesa Spring Vly, CA Sch Dist Ser A (FGIC
           Insd)...........................................  5.000    08/01/26      2,287,620
  2,000    La Quinta, CA Redev Agy Tax Alloc Redev Proj
           Area No 1 (AMBAC Insd)..........................  5.000    09/01/22      2,072,340
  1,000    Livermore-Amador Vly Wtr Mgmt Agy CA Swr Rev Ser
           A (AMBAC Insd)..................................  5.250    08/01/16      1,104,770
  1,000    Long Beach, CA Bond Fin Auth Lease Rev Rainbow
           Harbor Refin Proj Ser A (AMBAC Insd)............  5.250    05/01/24      1,040,720
  1,200    Long Beach, CA Bond Fin Auth Pub Lease Safety
           Fac Proj (AMBAC Insd)...........................  5.250    11/01/15      1,336,008
  1,260    Long Beach, CA Bond Fin Auth Pub Lease Safety
           Fac Proj (AMBAC Insd)...........................  5.250    11/01/16      1,392,602
  1,545    Long Beach, CA Bond Fin Auth Pub Lease Safety
           Fac Proj (AMBAC Insd)...........................  5.250    11/01/20      1,660,999
  2,740    Los Angeles Cnty, CA Ctf Partn Antelope Vly
           Courthouse Ser A (AMBAC Insd)...................  5.750    11/01/16      3,134,944
  1,000    Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj
           Rfdg (AMBAC Insd)...............................  4.750    03/01/23      1,002,010
  1,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
           Prop A First Tier Sr Ser C Rfdg (AMBAC Insd)....  5.000    07/01/23      1,020,890
  2,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
           Prop A Second Tier Sr Ser A Rfdg (AMBAC Insd)...  5.000    07/01/25      2,008,340
  1,235    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
           Prop C Second Tier Sr Ser A Rfdg (FGIC Insd)....  5.000    07/01/15      1,339,271
  1,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
           Prop C Second Tier Sr Ser A Rfdg (FGIC Insd)....  5.000    07/01/16      1,079,510
  1,265    Los Angeles Cnty, CA Schs Regionalized Business
           Svcs Ctf Partn Cap Apprec Pooled Fin Ser A
           (AMBAC Insd)....................................   *       08/01/24        421,473
  1,320    Los Angeles Cnty, CA Schs Regionalized Business
           Svcs Ctf Partn Cap Apprec Pooled Fin Ser A
           (AMBAC Insd)....................................   *       08/01/25        413,662

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 2,460    Los Angeles Cnty, CA Schs Regionalized Business
           Svcs Ctf Partn Cap Apprec Pooled Fin Ser A
           (AMBAC Insd)....................................   *       08/01/28   $    650,990
    342    Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR
           Lease Ltd (FSA Insd)............................  7.375%   12/15/06        346,422
  1,975    Los Angeles, CA Ctf Partn Real Ppty Pgm Ser T
           (MBIA Insd).....................................  5.000    02/01/19      2,077,246
  2,380    Los Angeles, CA Mtg Rev FHA Security 8 Asstd
           Proj Ser A Rfdg (MBIA Insd).....................  6.100    07/01/25      2,421,150
  1,000    Los Angeles, CA Ser A (MBIA Insd)...............  5.000    09/01/16      1,080,520
  1,375    Los Angeles, CA Spl Assmt Landscaping & Ltg Dist
           No 96 Ser 1 (AMBAC Insd)........................  5.000    03/01/21      1,428,061
  1,000    Los Angeles, CA Uni Sch Dist 1997 Election Ser E
           (MBIA Insd).....................................  5.500    07/01/17      1,118,800
  2,860    Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B (FSA
           Insd)...........................................  5.000    07/01/26      2,911,737
  1,000    Lynwood, CA Uni Sch Dist 2002 Election Ser A
           (FSA Insd)......................................  5.000    08/01/27      1,030,740
  1,500    Modesto, CA Irr Dist Ctfs Partn Cap Impts Ser A
           (FSA Insd)......................................  5.250    07/01/18      1,622,370
  1,105    Monrovia, CA Fin Auth Lease Rev Hillside
           Wilderness Preserve (AMBAC Insd)................  5.000    12/01/20      1,169,455
  2,000    Montclair, CA Redev Agy Tax Redev Proj No V Rfdg
           (MBIA Insd).....................................  5.000    10/01/20      2,093,720
  1,000    Mount Pleasant, CA Elem Sch Dist 1998 Election
           Ser C (FSA Insd)................................  5.500    03/01/26      1,066,150
  1,570    Mountain View, CA Shoreline Tax Alloc Ser A
           (MBIA Insd).....................................  5.250    08/01/16      1,734,253
    370    M-S-R Pub Pwr Agy CA San Juan Proj Rev Adj Sub
           Lien Ser E (MBIA Insd)..........................  6.000    07/01/22        374,355
  2,000    Natomas, CA Uni Sch Dist Rfdg (FGIC Insd).......  5.250    09/01/16      2,199,080
  1,250    North City West, CA Sch Fac Fin Auth Spl Tax Ser
           B Rfdg (FSA Insd)...............................  5.750    09/01/15      1,405,475
  3,915    Oak Grove, CA Sch Dist 1995 Election (FGIC
           Insd)...........................................  5.250    08/01/25      4,080,839
  1,000    Oakland, CA Uni Sch Dist Alameda Cnty (FSA
           Insd)...........................................  5.000    08/01/17      1,045,970
  1,300    Oceanside, CA Ctf Partn Ser A Rfdg (AMBAC
           Insd)...........................................  5.200    04/01/23      1,354,314
  1,930    Ontario, CA Redev Fin Auth Rev Proj No 1 Ctr
           City & Cimarron (MBIA Insd).....................  5.250    08/01/15      2,137,243
  3,025    Orange Cnty, CA Pub Fin Auth Lease Rev Juvenile
           Justice Ctr Fac Rfdg (AMBAC Insd)...............  5.375    06/01/17      3,366,129
  5,000    Orange Cnty, CA Recovery Ctfs Partn Ser A (MBIA
           Insd)...........................................  5.800    07/01/16      5,595,150

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,270    Palm Desert, CA Fin Auth Proj Area No 3 (MBIA
           Insd)...........................................  5.125%   04/01/33   $  1,304,455
  1,340    Palm Springs, CA Fin Lease Rev Convention Ctr
           Proj Ser A Rfdg (MBIA Insd).....................  5.250    11/01/19      1,451,381
  1,000    Perris, CA Sch Dist Ctf Partn Rfdg (FSA Insd)...  6.100    03/01/16      1,039,850
  2,020    Pomona, CA Pub Fin Auth Rev Merged Redev Proj
           Ser AD (MBIA Insd)..............................  5.000    02/01/15      2,182,287
  1,110    Pomona, CA Pub Fin Auth Rev Merged Redev Proj
           Ser AD (MBIA Insd)..............................  5.000    02/01/16      1,194,016
  1,360    Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg
           (MBIA Insd).....................................  6.000    04/01/19      1,635,998
  1,055    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
           (AMBAC Insd)....................................  5.375    06/15/20      1,143,536
  3,000    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
           Ser A (MBIA Insd) (b)...........................  5.000    06/15/33      3,037,770
  3,000    Rancho Cucamonga, CA Redev Agy Rancho Redev Proj
           (MBIA Insd).....................................  5.375    09/01/25      3,173,340
  1,680    Rancho, CA Wtr Dist Spl Tax Cmnty Fac Dist 883
           Ser A Rfdg (AMBAC Insd).........................  6.000    09/01/17      1,850,386
  1,000    Redding, CA Elec Sys Rev Ctf Partn (Inverse
           Fltg) (MBIA Insd)............................... 11.590    07/01/22      1,447,720
  1,600    Redding, CA Jt Pwrs Auth Wtr Ser A Rfdg (AMBAC
           Insd)...........................................  5.000    06/01/21      1,669,088
  1,400    Redding, CA Redev Agy Tax Alloc Canby Hilltop
           Cypress Redev Ser A (MBIA Insd).................  5.000    09/01/23      1,440,208
  2,000    Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg (FSA
           Insd)...........................................  5.625    09/01/18      2,235,620
  1,000    Riverside Cnty, CA Ctf Partn Historic Courthouse
           Proj (MBIA Insd)................................  5.875    11/01/27      1,119,030
  1,755    Rohnert Pk, CA Cmnty Dev Agy Tax Alloc Rohnert
           Redev Proj (MBIA Insd)..........................   *       08/01/31        388,101
  1,755    Rohnert Pk, CA Cmnty Dev Agy Tax Alloc Rohnert
           Redev Proj (MBIA Insd)..........................   *       08/01/33        348,227
  1,755    Rohnert Pk, CA Cmnty Dev Agy Tax Alloc Rohnert
           Redev Proj (MBIA Insd)..........................   *       08/01/35        309,933
  1,310    Rowland, CA Uni Sch Dist Ser A (FSA Insd).......  5.500    09/01/20      1,445,939
  1,000    Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC
           Insd)...........................................  5.000    12/01/33      1,014,670
  1,000    San Diego, CA Indl Dev Rev San Diego Gas & Elec
           Ser A (MBIA Insd)...............................  6.400    09/01/18      1,014,200
  2,565    San Diego, CA Uni Sch Dist Election 1998 Ser E
           (FSA Insd)......................................  5.250    07/01/18      2,829,246
  3,000    San Francisco, CA City & Cnty George R Moscone
           Ctr Rfdg (FSA Insd).............................  5.000    07/01/17      3,200,520

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,500    San Francisco, CA City & Cnty Redev Fin Auth Tax
           Alloc San Francisco Redev Proj Ser A (FSA
           Insd)...........................................  5.000%   08/01/15   $  1,617,870
  2,000    San Francisco, CA City & Cnty Second Ser Issue
           26B (FGIC Insd).................................  5.000    05/01/22      2,064,020
  1,000    San Joaquin Cnty, CA Rev Ctf Partn Solid Waste
           Sys Fac Proj (MBIA Insd)........................  5.000    04/01/22      1,033,230
  2,000    San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd).....  5.375    03/01/17      2,216,400
  2,675    San Jose, CA Fin Auth Lease Rev Convention Ctr
           Proj Ser F Rfdg (MBIA Insd).....................  5.000    09/01/17      2,876,187
  1,000    San Leandro, CA Ctf Partn Lib & Fire Stations
           Fin (AMBAC Insd)................................  5.750    11/01/29      1,103,490
  1,000    San Leandro, CA Jt Proj Area Fin (MBIA Insd)....  5.100    12/01/26      1,024,290
  1,260    San Luis, CA Wtr Dists Rev Ctf Partn Cap Impt
           Proj Rfdg (AMBAC Insd)..........................  5.500    11/01/16      1,408,541
  1,460    San Marcos, CA Redev Agy Tax Alloc (FSA Insd)...  5.375    08/01/25      1,536,095
  2,000    San Mateo, CA Uni High Sch Dist Cap Apprec
           Election of 2000 Ser B (FGIC Insd)..............   *       09/01/24        667,500
    975    Santa Clara Cnty, CA Brd Ed Rfdg (MBIA Insd)....  5.000    04/01/25        991,604
  1,715    Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd)
           (b).............................................  5.250    07/01/18      1,880,069
  1,000    Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd)
           (b).............................................  5.250    07/01/19      1,088,680
  2,000    Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc
           Ser A Rfdg (MBIA Insd)..........................  5.375    09/01/20      2,183,360
  2,065    Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc
           Ser A Rfdg (MBIA Insd)..........................  5.375    09/01/21      2,235,032
  1,000    Shasta, CA Jt Pwrs Fin Auth Cnty Admin Bldg Proj
           Ser A (MBIA Insd)...............................  5.250    04/01/22      1,061,840
  1,105    Sierra Uni Sch Dist CA Ctf Partn (FSA Insd)
           (b).............................................  5.000    03/01/17      1,152,968
  1,000    South Gate, CA Pub Fin Auth South Gate Redev
           Proj No 1 (XLCA Insd)...........................  5.750    09/01/22      1,105,580
  2,750    Southern CA Pub Pwr Transmission Rev Southn
           Transmission Sub Ser A Rfdg (FSA Insd)..........  5.250    07/01/16      3,030,390
  1,135    Sweetwater, CA Auth Wtr Rev (FSA Insd)..........  5.250    04/01/15      1,251,508
  1,195    Sweetwater, CA Auth Wtr Rev (FSA Insd)..........  5.250    04/01/16      1,317,523
  1,500    Tahoe Truckee, CA Uni Sch Dist Sch Fac Impt Dist
           No 1 Rfdg (MBIA Insd)...........................  5.500    08/01/18      1,736,145
  2,150    Temecula, CA Redev Agy Tax Alloc Rev Temecula
           Redev Proj No 1 (MBIA Insd).....................  5.125    08/01/27      2,193,301
  1,000    University of CA Rev Gen Ser A (AMBAC Insd).....  5.000    05/15/26      1,017,920
  1,000    University of CA Rev Multi Purp Proj Ser F (FGIC
           Insd)...........................................  5.000    09/01/16      1,073,490
  1,000    University of CA Rev Multi Purp Proj Ser M (FGIC
           Insd)...........................................  5.125    09/01/17      1,080,270
  1,000    University of CA Rev Resh Fac Ser E (AMBAC
           Insd)...........................................  5.000    09/01/19      1,049,280

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
           CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,540    Vallejo City, CA Uni Sch Dist Ser A Rfdg (MBIA
           Insd)...........................................  5.900%   02/01/20   $  1,830,752
  2,000    Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I
           (FSA Insd)......................................  5.250    08/15/16      2,198,920
  2,000    Vista, CA Uni Sch Dist Ser A (FSA Insd).........  5.000    08/01/23      2,052,320
  1,060    Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg
           (XLCA Insd).....................................  5.000    03/01/25      1,074,236
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  102.1%
  (Cost $250,722,925).........................................................    268,630,634

SHORT-TERM INVESTMENTS  0.8%
  (Cost $2,245,000)...........................................................      2,245,000
                                                                                 ------------

TOTAL INVESTMENTS  102.9%
  (Cost $252,967,925).........................................................    270,875,634
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.9%).................................     (7,653,678)
                                                                                 ------------

NET ASSETS  100.0%............................................................   $263,221,956
                                                                                 ============

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 12                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003

ASSETS:
Total Investments (Cost $252,967,925).......................  $270,875,634
Cash........................................................        73,567
Receivables:
  Interest..................................................     2,883,764
  Fund Shares Sold..........................................       217,439
Other.......................................................       118,993
                                                              ------------
    Total Assets............................................   274,169,397
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     9,473,132
  Fund Shares Repurchased...................................       514,041
  Income Distributions......................................       229,452
  Variation Margin on Futures...............................       213,719
  Distributor and Affiliates................................       168,829
  Investment Advisory Fee...................................       100,314
Trustees Deferred Compensation and Retirement Plans.........       170,327
Accrued Expenses............................................        77,627
                                                              ------------
    Total Liabilities.......................................    10,947,441
                                                              ------------
NET ASSETS..................................................  $263,221,956
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $246,153,324
Net Unrealized Appreciation.................................    16,847,748
Accumulated Net Realized Gain...............................       271,509
Accumulated Undistributed Net Investment Income.............       (50,625)
                                                              ------------
NET ASSETS..................................................  $263,221,956
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $195,353,928 and 10,371,801 shares of
    beneficial interest issued and outstanding).............  $      18.84
    Maximum sales charge (3.25%* of offering price).........           .63
                                                              ------------
    Maximum offering price to public........................  $      19.47
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $49,812,060 and 2,646,644 shares of
    beneficial interest issued and outstanding).............  $      18.82
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $18,055,968 and 959,243 shares of
    beneficial interest issued and outstanding).............  $      18.82
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

Statement of Operations
For the Year Ended September 30, 2003

INVESTMENT INCOME:
Interest....................................................  $12,928,039
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,257,632
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $493,426, $522,742 and $173,640,
  respectively).............................................    1,189,808
Shareholder Services........................................      143,483
Legal.......................................................       34,735
Trustees' Fees and Related Expenses.........................       23,426
Custody.....................................................       22,898
Other.......................................................      187,028
                                                              -----------
    Total Expenses..........................................    2,859,010
    Less Credits Earned on Cash Balances....................        4,070
                                                              -----------
    Net Expenses............................................    2,854,940
                                                              -----------
NET INVESTMENT INCOME.......................................  $10,073,099
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   566,717
  Futures...................................................     (309,466)
                                                              -----------
Net Realized Gain...........................................      257,251
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   23,550,782
                                                              -----------
  End of the Period:
    Investments.............................................   17,907,709
    Futures.................................................   (1,059,961)
                                                              -----------
                                                               16,847,748
                                                              -----------
Net Unrealized Depreciation During the Period...............   (6,703,034)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(6,445,783)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 3,627,316
                                                              ===========

 14                                            See Notes to Financial Statements

Statements of Changes in Net Assets

                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................     $ 10,073,099          $  9,724,962
Net Realized Gain..................................          257,251             2,313,461
Net Unrealized Appreciation/Depreciation During the
  Period...........................................       (6,703,034)            9,135,971
                                                        ------------          ------------
Change in Net Assets from Operations...............        3,627,316            21,174,394
                                                        ------------          ------------

Distributions from Net Investment Income:
  Class A Shares...................................       (7,904,427)           (7,620,889)
  Class B Shares...................................       (1,686,177)           (1,810,095)
  Class C Shares...................................         (557,298)             (414,336)
                                                        ------------          ------------
                                                         (10,147,902)           (9,845,320)
                                                        ------------          ------------

Distributions from Net Realized Gain:
  Class A Shares...................................       (1,755,292)             (295,777)
  Class B Shares...................................         (460,678)              (88,471)
  Class C Shares...................................         (133,437)              (19,226)
                                                        ------------          ------------
                                                          (2,349,407)             (403,474)
                                                        ------------          ------------
Total Distributions................................      (12,497,309)          (10,248,794)
                                                        ------------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................       (8,869,993)           10,925,600
                                                        ------------          ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................       48,488,523            65,568,344
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        8,957,796             6,741,692
Cost of Shares Repurchased.........................      (53,753,503)          (48,379,678)
                                                        ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................        3,692,816            23,930,358
                                                        ------------          ------------
TOTAL INCREASE/DECREASE IN NET ASSETS..............       (5,177,177)           34,855,958
NET ASSETS:
Beginning of the Period............................      268,399,133           233,543,175
                                                        ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of ($50,625)
  and $107,952, respectively)......................     $263,221,956          $268,399,133
                                                        ============          ============

See Notes to Financial Statements                                             15

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                ------------------------------------------------
                                               2003     2002 (c)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $19.45     $18.64     $17.67    $17.28    $18.77
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .74        .77        .81       .82       .83
  Net Realized and Unrealized Gain/Loss.....    (.44)       .85        .94       .38     (1.45)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .30       1.62       1.75      1.20      (.62)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .75        .78        .78       .81       .87
  Distributions from Net Realized Gain......     .16        .03        -0-       -0-       -0-
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .91        .81        .78       .81       .87
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $18.84     $19.45     $18.64    $17.67    $17.28
                                              ======     ======     ======    ======    ======

Total Return (a)............................   1.67%      9.01%     10.09%     7.20%    -3.44%
Net Assets at End of the Period (In
  millions).................................  $195.4     $200.4     $174.9    $152.5    $162.0
Ratio of Expenses to Average Net Assets
  (b).......................................    .87%       .87%       .89%      .98%      .92%
Ratio of Net Investment Income to Average
  Net Assets................................   3.93%      4.18%      4.43%     4.79%     4.52%
Portfolio Turnover..........................     25%        32%        39%       52%       44%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.16% to 4.18%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

 16                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                ------------------------------------------------
                                               2003     2002 (c)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $19.44     $18.65     $17.69    $17.26    $18.76
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .60        .63        .67       .68       .68
  Net Realized and Unrealized Gain/Loss.....    (.45)       .84        .94       .43     (1.45)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .15       1.47       1.61      1.11      (.77)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .61        .65        .65       .68       .73
  Distributions from Net Realized Gain......     .16        .03        -0-       -0-       -0-
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .77        .68        .65       .68       .73
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $18.82     $19.44     $18.65    $17.69    $17.26
                                              ======     ======     ======    ======    ======

Total Return (a)............................   0.87%      8.16%      9.27%     6.63%    -4.20%
Net Assets at End of the Period (In
  millions).................................  $ 49.8     $ 53.0     $ 47.7    $ 38.3    $ 45.3
Ratio of Expenses to Average Net Assets
  (b).......................................   1.62%      1.63%      1.65%     1.74%     1.68%
Ratio of Net Investment Income to Average
  Net Assets................................   3.18%      3.42%      3.67%     4.03%     3.76%
Portfolio Turnover..........................     25%        32%        39%       52%       44%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 3%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.40% to 3.42%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             17

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                ------------------------------------------------
                                               2003     2002 (c)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $19.43     $18.64     $17.68    $17.26    $18.75
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .61        .64        .68       .68       .69
  Net Realized and Unrealized Gain/Loss.....    (.45)       .83        .93       .42     (1.45)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .16       1.47       1.61      1.10      (.76)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .61        .65        .65       .68       .73
  Distributions from Net Realized Gain......     .16        .03        -0-       -0-       -0-
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .77        .68        .65       .68       .73
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $18.82     $19.43     $18.64    $17.68    $17.26
                                              ======     ======     ======    ======    ======

Total Return (a)............................   0.92%(d)   8.16%      9.27%     6.57%    -4.15%
Net Assets at End of the Period (In
  millions).................................  $ 18.1     $ 15.0     $ 11.0    $  6.6    $  7.4
Ratio of Expenses to Average Net Assets
  (b).......................................   1.62%      1.63%      1.65%     1.74%     1.69%
Ratio of Net Investment Income to Average
  Net Assets................................   3.20%(d)   3.41%      3.67%     4.03%     3.75%
Portfolio Turnover..........................     25%        32%        39%       52%       44%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.39% to 3.41%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(d) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

 18                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Insured Tax Free Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. The Fund commenced investment operations on December 13, 1985. The distribution of the Fund's Class B shares and Class C shares commenced on April 30, 1993 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2003, the Fund had $9,473,132 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $29,472, which will expire on September 30, 2011.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $252,866,156
                                                                ------------
Gross tax unrealized appreciation...........................    $ 18,142,132
Gross tax unrealized depreciation...........................        (132,654)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 18,009,478
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, and a portion of futures gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2003 and 2002 was as follows:

                                                                 2003         2002
Distributions paid from:
  Ordinary income...........................................  $   58,761    $ 48,176
  Long-term capital gain....................................   2,326,272     385,485
                                                              ----------    --------
                                                              $2,385,033    $433,661
                                                              ==========    ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Fund's investment in other regulated investment companies totaling $10,125 was reclassified to accumulated net realized gain from accumulated undistributed net investment income. Additionally, a permanent difference relating to book to tax accretion differences totaling $93,899 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $6,520

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year and gains or losses recognized for tax purposes on open future transactions on September 30, 2003.

F. INSURANCE EXPENSE The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

G. EXPENSE REDUCTIONS During the year ended September 30, 2003, the Fund's custody fee was reduced by $4,070 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $100 million..........................................       .500%
Next $150 million...........................................       .450%
Next $250 million...........................................       .425%
Over $500 million...........................................       .400%

    For the year ended September 30, 2003, the Fund recognized expenses of approximately $12,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services Agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $58,100 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2003, the Fund

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

recognized expenses of approximately $116,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $95,780 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $179,566,488, $48,435,951 and
$18,150,885 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,661,438    $ 31,350,394
  Class B...................................................     428,696       8,090,363
  Class C...................................................     480,104       9,047,766
                                                              ----------    ------------
Total Sales.................................................   2,570,238    $ 48,488,523
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     366,301    $  6,890,766
  Class B...................................................      83,899       1,577,306
  Class C...................................................      26,042         489,724
                                                              ----------    ------------
Total Dividend Reinvestment.................................     476,242    $  8,957,796
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,957,587)   $(36,611,996)
  Class B...................................................    (593,532)    (11,117,759)
  Class C...................................................    (320,896)     (6,023,748)
                                                              ----------    ------------
Total Repurchases...........................................  (2,872,015)   $(53,753,503)
                                                              ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    At September 30, 2002, capital aggregated $177,937,324, $49,886,041 and
$14,637,143 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   2,363,919    $ 43,821,231
  Class B...................................................     799,096      14,892,121
  Class C...................................................     367,401       6,854,992
                                                              ----------    ------------
Total Sales.................................................   3,530,416    $ 65,568,344
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     280,419    $  5,198,487
  Class B...................................................      68,135       1,261,680
  Class C...................................................      15,185         281,525
                                                              ----------    ------------
Total Dividend Reinvestment.................................     363,739    $  6,741,692
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,722,209)   $(31,827,451)
  Class B...................................................    (696,543)    (12,857,656)
  Class C...................................................    (198,946)     (3,694,571)
                                                              ----------    ------------
Total Repurchases...........................................  (2,617,698)   $(48,379,678)
                                                              ==========    ============

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2003 and 2002, 44,998 and 177,057 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2003 and 2002, no Class C shares converted to Class A Shares. Classes B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

made within four years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   3.00%              1.00%
Second......................................................   2.50%               None
Third.......................................................   2.00%               None
Fourth......................................................   1.00%               None
Fifth and Thereafter........................................    None               None

    For the year ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $44,400 and CDSC on redeemed shares of approximately $94,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $77,150,961 and $66,815,452, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended September 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at September 30, 2002...........................        -0-
Futures Opened..............................................      1,657
Futures Closed..............................................     (1,405)
                                                                 ------
Outstanding at September 30, 2003...........................        252
                                                                 ======

    The futures contracts outstanding as of September 30, 2003 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
  U.S. Treasury Notes 10-Year Futures December 2003 (Current
    Notional Value of $114,625 per contract)................      49        $  (277,364)
  U.S. Treasury Notes 5-Year Futures December 2003 (Current
    Notional Value of $113,469 per contract)................     203           (782,597)
                                                                 ---        -----------
                                                                 252        $(1,059,961)
                                                                 ===        ===========

B. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $14,900 and $28,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended September 30, 2003 are payments retained by Van Kampen of approximately $503,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $56,800.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen California Insured Tax Free Fund:

    We have audited the accompanying statement of assets and liabilities of the Van Kampen California Insured Tax Free Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended September 30, 1999 were audited by other auditors whose report dated November 11, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen California Insured Tax Free Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 4, 2003

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2003. The Fund designated 99.7% of the income distributions as a tax-exempt income distribution. The Fund designated and paid $2,326,272 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee            Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                                     since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)        Trustee            Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                       since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                  in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee            Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                                 since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                    Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                    Director of Amgen Inc., a
                                                             ("Allstate") and Allstate               biotechnological company,
                                                             Insurance Company. Prior                and Director of Valero
                                                             to January 1995,                        Energy Corporation, an
                                                             President and Chief                     independent refining
                                                             Executive Officer of                    company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (62)             Trustee            Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                        since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                  in the Fund Complex.
Suite 980                                                    management advisory                     Director of TeleTech
San Diego, CA 92122-6223                                     services. Prior to July                 Holdings Inc.,
                                                             2000, Managing Partner of               Stericycle, Inc.,
                                                             Equity Group Corporate                  TheraSense, Inc., GATX
                                                             Investment (EGI), a                     Corporation, Arris Group,
                                                             company that makes                      Inc. and Trustee of the
                                                             private investments in                  University of Chicago
                                                             other companies.                        Hospitals and Health
                                                                                                     Systems. Prior to May
                                                                                                     2002, Director of
                                                                                                     Peregrine Systems Inc.
                                                                                                     Prior to February 2001,
                                                                                                     Vice Chairman and
                                                                                                     Director of Anixter
                                                                                                     International, Inc. and
                                                                                                     IMC Global Inc. Prior to
                                                                                                     July 2000, Director of
                                                                                                     Allied Riser
                                                                                                     Communications Corp.,
                                                                                                     Matria Healthcare Inc.,
                                                                                                     Transmedia Networks,
                                                                                                     Inc., CNA Surety, Corp.
                                                                                                     and Grupo Azcarero Mexico
                                                                                                     (GAM). Prior to April
                                                                                                     1999, Director of Metal
                                                                                                     Management, Inc.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee            Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                             since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                       executive search firm.                  in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)         Trustee            Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                           since 1993  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                       of the United States, an                in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (67)            Trustee            Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                         since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                   Director of the Lake
                                                             investment holding                      Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee            Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                           since 1985  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                       in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (62)     Trustee            Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                              since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                            University of Chicago and               in the Fund Complex.
                                                             the Adam Smith                          Director of Winston
                                                             Distinguished Service                   Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey (61)       Trustee            Trustee     Chief Communications           88       Trustee/Director/Managing
2101 Constitution Ave., N.W.                     since 1999  Officer of the National                 General Partner of funds
Room 285                                                     Academy of                              in the Fund Complex.
Washington, D.C. 20418                                       Sciences/National                       Director of Neurogen
                                                             Research Council, an                    Corporation, a
                                                             independent, federally                  pharmaceutical company,
                                                             chartered policy                        since January 1998.
                                                             institution, since 2001
                                                             and previously Chief
                                                             Operating Officer from
                                                             1993 to 2001. Director of
                                                             the Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES*

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,           Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President and      since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020            Chief Executive                funds in the Fund                       in the Fund Complex.
                              Officer                        Complex. Chairman,
                                                             President, Chief
                                                             Executive Officer and
                                                             Director of the Advisers
                                                             and VK Advisors Inc.
                                                             since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee            Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                                 since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.

Wayne W. Whalen* (64)         Trustee            Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                            since 1985  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                            Meagher & Flom                          in the Fund Complex.
                                                             (Illinois), legal counsel
                                                             to funds in the Fund
                                                             Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President      Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                              since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                   December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                            Investments and President and Chief Operations Officer of
                                                             the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                             Executive Vice President and Chief Investment Officer of
                                                             funds in the Fund Complex. Prior to May 2001, Managing
                                                             Director and Chief Investment Officer of Van Kampen
                                                             Investments, and Managing Director and President of the
                                                             Advisers and Van Kampen Advisors Inc. Prior to December
                                                             2000, Executive Vice President and Chief Investment Officer
                                                             of Van Kampen Investments, and President and Chief Operating
                                                             Officer of the Advisers. Prior to April 2000, Executive Vice
                                                             President and Chief Investment Officer for Equity
                                                             Investments of the Advisers. Prior to October 1998, Vice
                                                             President and Senior Portfolio Manager with AIM Capital
                                                             Management, Inc. Prior to February 1998, Senior Vice
                                                             President and Portfolio Manager of Van Kampen American
                                                             Capital Asset Management, Inc., Van Kampen American Capital
                                                             Investment Advisory Corp. and Van Kampen American Capital
                                                             Management, Inc.

Stefanie V. Chang (36)       Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                      since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  Vice President      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           and Chief                       Management Inc. and Morgan Stanley Investments LP and
                             Investment Officer              Director of Morgan Stanley Trust for over 5 years. Executive
                                                             Vice President and Chief Investment Officer of funds in the
                                                             Fund Complex. Managing Director and Chief Investment Officer
                                                             of Van Kampen Investments, the Advisers and Van Kampen
                                                             Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President      Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                 since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                   the Fixed Income Department of the Advisers and Van Kampen
                                                             Advisors Inc. Prior to December 2000, Senior Vice President
                                                             of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                             2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                             President of the government securities bond group for Asset
                                                             Management.

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice      Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and       since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal                       funds in the Fund Complex. Chief Global Operations Officer
                             Executive Officer               and Managing Director of Morgan Stanley Investment
                                                             Management Inc. Managing Director of Morgan Stanley.
                                                             Managing Director and Director of Morgan Stanley Investment
                                                             Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                             Executive Officer and Director of Morgan Stanley Trust. Vice
                                                             President of the Morgan Stanley Funds.

A. Thomas Smith III (46)     Vice President and  Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary           since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                           Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Managing Director and General
                                                             Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                             Inc. Vice President and Secretary of funds in the Fund
                                                             Complex. Prior to July 2001, Managing Director, General
                                                             Counsel, Secretary and Director of Van Kampen Investments,
                                                             the Advisers, the Distributor, Investor Services, and
                                                             certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                             Secretary and Director of Van Kampen Investments, the
                                                             Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Prior to January 1999, Vice President
                                                             and Associate General Counsel to New York Life Insurance
                                                             Company ("New York Life"), and prior to March 1997,
                                                             Associate General Counsel of New York Life. Prior to
                                                             December 1993, Assistant General Counsel of The Dreyfus
                                                             Corporation. Prior to August 1991, Senior Associate, Willkie
                                                             Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                             the Securities and Exchange Commission, Division of
                                                             Investment Management, Office of Chief Counsel.

John L. Sullivan (48)        Vice President,     Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Chief Financial     since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181   Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                             Complex. Head of Fund Accounting for Morgan Stanley
                                                             Investment Management. Prior to December 2002, Executive
                                                             Director of Van Kampen Investments, the Advisers and Van
                                                             Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 41, 341, 541
                                                 CAI ANR 11/03 12216K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/93 through 9/30/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN MUNICIPAL INCOME       LEHMAN BROTHERS MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                                ---------------------------       ------------------------------
9/93                                                                       9523.00                           10000.00
12/93                                                                      9662.00                           10140.70
                                                                           8999.00                            9583.91
                                                                           9115.00                            9689.41
                                                                           9151.00                            9755.81
12/94                                                                      9047.00                            9616.39
                                                                           9684.00                           10295.80
                                                                           9768.00                           10543.80
                                                                           9965.00                           10847.00
12/95                                                                     10459.00                           11294.80
                                                                          10296.00                           11158.80
                                                                          10379.00                           11244.10
                                                                          10630.00                           11501.80
12/96                                                                     10884.00                           11794.80
                                                                          10882.00                           11766.60
                                                                          11246.00                           12171.80
                                                                          11556.00                           12538.80
12/97                                                                     11878.00                           12878.90
                                                                          12008.00                           13027.10
                                                                          12171.00                           13225.60
                                                                          12545.00                           13631.40
12/98                                                                     12492.00                           13713.40
                                                                          12517.00                           13835.00
                                                                          12225.00                           13590.60
                                                                          12013.00                           13536.50
12/99                                                                     11814.00                           13431.40
                                                                          12038.00                           13823.90
                                                                          12128.00                           14032.70
                                                                          12336.00                           14372.30
12/00                                                                     12767.00                           15000.70
                                                                          13020.00                           15333.50
                                                                          13049.00                           15433.10
                                                                          13437.00                           15866.50
12/01                                                                     13247.00                           15769.60
                                                                          13334.00                           15918.30
                                                                          13823.00                           16500.70
                                                                          14560.00                           17284.40
12/02                                                                     14487.00                           17284.30
                                                                          14641.00                           17492.10
                                                                          15005.00                           17943.30
9/03                                                                      15041.00                           17957.30

Index data source: Bloomberg

                               A SHARES                B SHARES                C SHARES
                            since 8/01/90           since 8/24/92           since 8/13/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.32%       5.93%       4.93%       4.93%       4.01%       4.01%

10-year                    4.68        4.17        4.22        4.22        3.89        3.89

5-year                     3.70        2.69        2.92        2.67        2.92        2.92

1-year                     3.31       -1.60        2.48       -1.47        2.48        1.50
---------------------------------------------------------------------------------------------
30-Day SEC Yield                3.83%                   3.29%                   3.30%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B and C shares reflect their conversion into Class A shares six and 10 years after purchase, respectively. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Distribution rate represents the monthly annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Municipal Income Fund is managed by the Adviser's Municipal Fixed-Income team.(1) Current members of the team include James F. Willison, Managing Director; Joseph R. Arcieri, Executive Director; and Timothy Haney, Vice President. The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The economic backdrop for the 12 months ended September 30 was largely characterized by the persistent weakness of the U.S. economy. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and Wall Street officials suggesting that the U.S. economy might be entering a deflationary period also weighed heavily on the minds of investors. The Federal Reserve Board (the Fed) attempted to allay these fears and keep the economy moving in the right direction by cutting the Fed Funds target rate twice, for a total reduction of 0.75 percent. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds.

       The uncertain climate had a definite effect on the municipal bond market. While yields on intermediate- and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy. From October 2002 to mid-June 2003, municipal yields fell by roughly 80 basis points to levels not seen since the late 1960s. These plummeting yields led to a surge in issuance as municipalities moved to lock in low financing rates and, in the case of older bonds, low refinancing costs. These record levels of supply met with record levels of demand as investors in search of relative investment stability poured cash into municipal bond funds. Demand for municipal bonds was also strong from so-called "cross-over" buyers--investors who traditionally favor taxable investments but were drawn to municipal bonds for their relatively attractive yields.

       The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the rising equity market. Interest from cross-over investors also evaporated as the relative attractiveness of the taxable market grew. Issuance remained strong throughout this leg of the period, though it abated somewhat in the last three months.

(1)Team members may change at any time without notice.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- The fund returned 3.31 percent for the 12 months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.89 percent for the same period.

        -- The fund's monthly dividend of $0.0530 translated to a distribution rate of 4.08 percent based on the fund's maximum offering price (as of September 30, 2003, Class A shares adjusted for sales charges).

       See Performance Summary for additional information and index definition.

Q.     WHAT FACTORS HINDERED PERFORMANCE DURING THE REPORTING PERIOD?

A. In an effort to help protect the fund from the effects of potentially rising interest rates, we trimmed the portfolio's duration (a measure of interest-rate sensitivity) at the beginning of the period. While this defensive positioning proved beneficial during the summer when interest rates spiked, it kept the fund from benefiting fully from the

TOP 5 SECTORS AS OF 9/30/03                 RATINGS ALLOCATION AS OF 9/30/03
Transportation                   15.0%      AAA/Aaa                        67.6%
Public Education                 13.3       AA/Aa                          15.2
General Purpose                  13.3       A/A                             3.4
Health Care                       7.8       BBB/Baa                         4.0
Water & Sewer                     7.7       BB/Ba                           0.8
                                            B/B                             0.3
TOP 5 STATES AS OF 9/30/03                  CCC/Caa                         0.0
New York                         13.8%      CC/Ca                           0.2
New Jersey                       10.6       Non-Rated                       8.5
California                        8.5
Texas                             8.4
Illinois                          8.2

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

       strong price appreciation earlier in the period when rates declined last winter and spring.

       As part of our defensive structure, we positioned the fund for a flattening of the yield curve (where either short-term rates rise, long-term rates decline, or both), by underweighting the fund's exposure to securities with five- to ten-year maturities. Unfortunately, the yield curve remained quite steep throughout the fiscal year, and bonds in that maturity range performed well.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. In order to strike an optimum balance between income and principal preservation, we used a barbell approach to structure the fund's portfolio during the period. We emphasized both ends of the maturity spectrum--short and, to a lesser extent, long--while underweighting intermediate maturities. Longer-term bonds helped us maintain the fund's yield in light of falling interest rates, while short-term bonds provided a buffer against price volatility.

       On the long end of the maturity spectrum, we emphasized bonds in the 15- to 20-year range because we believed they presented greater opportunities than 30-year bonds. We sought premium bonds that were priced to their call date in an effort to maximize the fund's income while protecting the fund from excessive vulnerability to adverse shifts in interest rates. These bonds provided a favorable yield during a challenging year for income-oriented investors.

       Helping augment the fund's price earlier in the period was our overweight position relative to the benchmark index in zero-coupon bonds, which sell at a deep discount from face value. These bonds experienced strong price appreciation during the bond market rally that lasted through mid-June. While these bonds suffered when interest rates spiked from mid-June through July, the benefits of the fund's below-benchmark duration offset the bond's poor performance during that time.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING KEY
       ISSUES.

A. With interest rates falling to historic lows during the period, our analysis indicated an increasing probability that the next significant movement in interest rates would be upward. As a result, we lowered the fund's interest-rate risk profile by trimming the portfolio's duration. We also adjusted the fund's positioning along the maturity spectrum to deemphasize areas that appeared fully valued in favor of more attractively priced securities.

       Credit quality was key in a year when many municipalities faced budget shortfalls. In this environment, we were highly selective in choosing bonds for the portfolio. We focused our purchases on higher-quality securities, and by the end of the period had increased the fund's holdings of AAA rated bonds by 4 percent to make up just under three-fourths of the portfolio.

       Many of our trades during the period were concentrated in so-called "specialty states." These are states such as California and New York that have high tax brackets and a substantial need for public financing. Specialty states provided ample total return opportunities that we sought to take advantage of through relative-value trading. Here we were able to lock in gains by selling a given bond once it hit our valuation targets, then replacing it with a comparable bond offering greater potential value for the portfolio.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW FOR THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS?

A. The economy has lately shown clear signs of improvement, though the employment picture remains murky and the likelihood of a sustained rebound is questionable. In this environment, we believe the Fed is likely to maintain a neutral stance in the absence of signs of strong economic growth. We will continue to monitor the market closely for compelling investment opportunities.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           MUNICIPAL BONDS  97.0%
           ALABAMA  0.7%
$ 1,865    Alabama St Univ Rev Gen Tuition & Fee Ser B
           (MBIA Insd).....................................   5.250%   03/01/33   $  1,936,150
  2,930    Alabama Wtr Pollutn Ctl Auth Revolving Fd Ln Ser
           A (AMBAC Insd) (a)..............................   6.750    08/15/17      3,217,872
    238    Mobile, AL Indl Dev Brd Solid Waste Disp Rev
           Mobile Energy Svcs Co Proj Rfdg (b) (c).........   6.950    01/01/20          1,666
                                                                                  ------------
                                                                                     5,155,688
                                                                                  ------------
           ARIZONA  3.2%
  8,685    Arizona Sch Facs Brd Ctfs Ser B (FGIC Insd).....   5.250    09/01/17      9,675,611
  4,250    Maricopa Cnty, AZ Indl Dev Waste Mgmt Inc
           Proj............................................   4.800    12/01/31      4,347,452
  5,000    Phoenix, AZ Civic Impt Corp Amt Sr Lien Ser B
           (FGIC Insd).....................................   5.250    07/01/32      5,096,200
    500    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg......................   8.250    06/01/15        520,530
  1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
           Ser A Rfdg (AMBAC Insd).........................   6.000    09/01/12      2,141,906
  1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
           Ser A Rfdg (AMBAC Insd).........................   6.125    09/01/17      2,009,332
                                                                                  ------------
                                                                                    23,791,031
                                                                                  ------------
           ARKANSAS  0.6%
  1,400    Jackson Cnty, AR Hlthcare Fac Brd First Mtg Hosp
           Rev Newport Hosp & Clinic Inc...................   7.375    11/01/11      1,404,494
  3,042    Maumell, AR Dogwood Addition Prd Muni Ppty
           Owners Rfdg.....................................   7.500    03/01/06      3,023,619
                                                                                  ------------
                                                                                     4,428,113
                                                                                  ------------
           CALIFORNIA  8.2%
  4,870    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
           Sub Pub Impts Proj C (FSA Insd).................    *       09/01/20      2,120,495
    305    California Infrastructure & Econ Dev Bk Rev Bay
           Area Toll Brdgs 1st Lien A (FSA Insd)...........   5.250    07/01/20        329,251
  5,000    California Infrastructure & Econ Dev Bk Rev
           Rites-PA-1202R (Inverse Fltg) (FSA Insd) (d)....   9.159    07/01/11      5,795,150
 10,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd)...........................................   5.500    05/01/16     11,194,400
  5,000    California St Dept Wtr Res Pwr Ser A (XLCA
           Insd)...........................................   5.375    05/01/17      5,483,050
  6,575    California St Dept Wtr Res Pwr Supply Rev Rites-
           PA-1201R (Inverse Fltg) (MBIA Insd) (d).........   9.159    05/01/20      7,606,420

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           CALIFORNIA (CONTINUED)
$ 2,640    Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC
           Insd)...........................................    *       09/01/13   $  1,548,307
  5,430    Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC
           Insd)...........................................    *       09/01/14      2,963,803
  3,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg (MBIA Insd).........................    *       01/15/17      1,541,820
 21,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg.....................................    *       01/15/24      6,456,660
 15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg.....................................    *       01/15/30      3,176,850
  6,695    San Francisco, CA City & Cnty Second Ser Issue
           29 B Rfdg (FGIC Insd)...........................   5.125%   05/01/20      7,122,208
  5,000    West Contra Costa Calif Uni Election of 2002 Ser
           B (FSA Insd) (e)................................   5.000    08/01/26      5,083,600
                                                                                  ------------
                                                                                    60,422,014
                                                                                  ------------
           COLORADO  6.0%
  2,840    Adams Cnty, CO Single Family Mtg Rev Ser A
           (Escrowed to Maturity)..........................   8.875    08/01/10      3,857,828
  3,985    Adams Cnty, CO Single Family Mtg Rev Ser A
           (Escrowed to Maturity)..........................   8.875    08/01/12      5,584,659
  5,000    Arapahoe Cnty, CO Wtr & Waste Proj Ser A (MBIA
           Insd)...........................................   5.125    12/01/32      5,111,600
  5,000    Colorado Dept Transn Rev Rev Antic Nts Ser A
           (AMBAC Insd)....................................   5.250    12/15/16      5,624,200
  5,000    Colorado Springs, CO Utils Rev Sys Sub Lien Ser
           A Impt & Rfdg...................................   5.000    11/15/21      5,211,500
  6,500    E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser B
           (MBIA Insd).....................................    *       09/01/20      2,832,570
 15,000    E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser B
           (MBIA Insd).....................................    *       09/01/20      6,586,500
  1,320    El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
           (Prerefunded @ 12/15/05) (MBIA Insd)............    *       12/15/14        775,355
  1,420    El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
           (Prerefunded @ 12/15/05) (MBIA Insd)............    *       12/15/15        786,254
  1,420    El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
           (Prerefunded @ 12/15/05) (MBIA Insd)............    *       12/15/16        737,179
  1,330    El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
           (Prerefunded @ 12/15/05) (MBIA Insd)............    *       12/15/18        607,039
  3,690    Jefferson Cnty, CO Residential Mtg Rev (Escrowed
           to Maturity)....................................  11.500    09/01/12      5,923,741
                                                                                  ------------
                                                                                    43,638,425
                                                                                  ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           CONNECTICUT  1.7%
$ 2,785    Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
           (FGIC Insd) (d).................................   9.580%   08/15/15   $  3,473,870
  2,950    Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
           (FGIC Insd) (d).................................   9.580    08/15/16      3,641,893
  2,530    Mashantucket Western Pequot Tribe CT Spl Rev Ser
           A, 144A-Private Placement (f)...................   6.400    09/01/11      2,744,240
  2,470    Mashantucket Western Pequot Tribe CT Spl Rev Ser
           A, 144A-Private Placement (Prerefunded @
           09/01/07) (f)...................................   6.400    09/01/11      2,843,093
                                                                                  ------------
                                                                                    12,703,096
                                                                                  ------------
           DISTRICT OF COLUMBIA  1.1%
  5,150    District Columbia Tax Incrmnt Gallary Place Proj
           (FSA Insd)......................................   5.250    07/01/27      5,316,602
  3,000    Metropolitan Washington DC Arpts Auth Sys Ser A
           (FGIC Insd) (e).................................   5.250    10/01/32      3,050,580
                                                                                  ------------
                                                                                     8,367,182
                                                                                  ------------
           FLORIDA  6.9%
  5,000    Broward Cnty, FL Arpt Sys Rev Ser J-I (AMBAC
           Insd)...........................................   5.250    10/01/26      5,109,700
  9,000    Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser
           A Rfdg (MBIA Insd)..............................    *       02/01/18      4,219,200
  5,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd)...........................................   5.950    07/01/20      5,384,050
  5,405    Florida St Brd of Edl Pub Ed Ser B (e)..........   5.000    06/01/16      5,937,663
  5,700    Florida St Brd of Edl Pub Ed Ser B (e)..........   5.000    06/01/17      6,218,301
  6,385    Lake Cnty, FL Sch Brd Ctfs Part (AMBAC Insd)....   5.375    07/01/16      7,135,046
    500    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg.......................   8.625    07/01/20        522,485
    595    Orange Cnty, FL Tourist Dev Tax Rev (Escrowed to
           Maturity) (AMBAC Insd)..........................   6.000    10/01/16        596,053
 12,860    Orlando, FL Utils Commn Wtr Rfdg................   5.250    10/01/19     13,966,989
    675    Tampa Palms, FL Open Space & Tran Cmnty Dev Dist
           Rev Cap Impt Area 7 Proj........................   8.500    05/01/17        697,140
    823    Tampa Palms, FL Open Space & Tran Cmnty Dev Dist
           Rev Cap Impt Area 7 Proj........................   7.500    05/01/18        856,908
                                                                                  ------------
                                                                                    50,643,535
                                                                                  ------------
           GEORGIA  1.2%
  2,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg Rev
           Azalea Manor Proj Ser A (d).....................   6.500    02/01/28      1,615,360
  6,315    Municipal Elec Auth GA Combustion Turbine Proj
           Ser A (MBIA Insd)...............................   5.250    11/01/17      6,959,256
                                                                                  ------------
                                                                                     8,574,616
                                                                                  ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           HAWAII  0.4%
$ 1,475    Hawaii St Harbor Cap Impt Rev (FGIC Insd).......   6.350%   07/01/07   $  1,510,813
  1,560    Hawaii St Harbor Cap Impt Rev (FGIC Insd).......   6.400    07/01/08      1,598,017
                                                                                  ------------
                                                                                     3,108,830
                                                                                  ------------
           ILLINOIS  8.0%
  5,000    Chicago, IL Brd Edl Cap Apprec Sch Reform B-1
           (FGIC Insd).....................................    *       12/01/22      1,872,400
  5,000    Chicago, IL Brd Edl Cap Apprec Sch Reform Ser A
           (FGIC Insd).....................................    *       12/01/20      2,145,100
  3,000    Chicago, IL Lakefront Millennium Pkg Fac (MBIA
           Insd) (g)....................................... 0/5.650    01/01/19      2,829,030
  1,000    Chicago, IL Metro Wtr Reclamation Dist Gtr
           Chicago (Escrowed to Maturity)..................   7.000    01/01/11      1,232,720
  8,050    Chicago, IL O'Hare Intl Arpt Rev Gen Airport 3rd
           Lien C 2 Rfdg (XLCA Insd).......................   5.250    01/01/34      8,103,291
  5,100    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
           Airls Proj Ser B (b) (c)........................   5.200    04/01/11      1,045,500
    900    Chicago, IL O'Hare Intl Arpt Spl United Airl
           Proj Ser A (b) (c)..............................   5.350    09/01/16        189,000
  3,210    Chicago, IL Proj & Rfdg Ser C (FGIC Insd).......   5.750    01/01/16      3,673,524
    365    Chicago, IL Single Family Mtg Rev Ser A (GNMA
           Collateralized).................................   7.000    09/01/27        365,679
    210    Chicago, IL Tax Increment Alloc Santn Drain &
           Ship Canal Ser A................................   7.375    01/01/05        212,535
  1,000    Chicago, IL Tax Increment Alloc Santn Drain &
           Ship Canal Ser A................................   7.750    01/01/14      1,054,770
  2,000    Chicago, IL Tax Increment Alloc Sub Cent Loop
           Redev Ser A.....................................   6.500    12/01/05      2,157,900
  1,000    Cook Cnty, IL Cmnty College Dist No 508 Chicago
           Ctf Part (FGIC Insd)............................   8.750    01/01/07      1,215,210
  2,265    Cook Cnty, IL Cons High Sch Dist No 200 Oak Park
           (FSA Insd)......................................    *       12/01/11      1,666,700
  5,000    Cook Cnty, IL Ser A (FGIC Insd).................   5.500    11/15/31      5,274,850
  1,500    Hodgkins, IL Tax Increment Ser A Rfdg...........   7.625    12/01/13      1,593,225
  1,405    Huntley, IL Increment Alloc Rev Huntley Redev
           Proj Ser A......................................   8.500    12/01/15      1,504,881
    320    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj....................................   8.000    11/15/06        273,491
  5,000    Illinois St First Ser (FSA Insd)................   5.250    12/01/21      5,342,800
  9,250    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev Cap Apprec McCormick Rfdg (MBIA Insd)...    *       06/15/19      6,187,510
  3,555    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev Cap Apprec McCormick Ser A Rfdg (MBIA
           Insd)...........................................    *       12/15/15      2,089,665
  2,800    Regional Tran Auth IL Ser A (AMBAC Insd)........   8.000    06/01/17      3,921,176

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           ILLINOIS (CONTINUED)
$ 3,773    Robbins, IL Res Recovery Rev Restructuring Proj
           Ser A (b) (h)...................................   8.375%   10/15/16   $      5,660
  1,477    Robbins, IL Res Recovery Rev Restructuring Proj
           Ser B (b) (h)...................................   8.375    10/15/16          2,215
    275    Round Lake Beach, IL Tax Increment Rev Rfdg.....   7.200    12/01/04        279,900
    500    Round Lake Beach, IL Tax Increment Rev Rfdg.....   7.500    12/01/13        511,275
  1,275    Saint Charles, IL Indl Dev Rev Tri-City Ctr Proj
           (d).............................................   7.500    11/01/13      1,270,168
  4,270    Will Cnty, IL Fst Presv Dist Ser B (FGIC
           Insd)...........................................    *       12/01/15      2,502,263
                                                                                  ------------
                                                                                    58,522,438
                                                                                  ------------
           INDIANA  1.2%
  2,500    Indiana Bond Bank Spl Pgm Hendricks Redev.......   6.200    02/01/23      2,501,975
  1,940    Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
           Ser A...........................................   7.125    06/01/34      1,775,333
    550    Indianapolis, IN Loc Pub Impt Bond Bank Ser D
           (Escrowed to Maturity)..........................   6.750    02/01/14        679,613
    140    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B.......................................    *       06/30/11         78,441
    140    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B.......................................    *       06/30/12         72,692
    135    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B.......................................    *       06/30/13         64,932
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B.......................................    *       06/30/14         57,921
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B.......................................    *       06/30/15         53,655
    135    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B.......................................    *       06/30/16         51,613
    225    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B.......................................    *       06/30/17         79,686
  3,295    Vigo Cnty, IN Elem Sch Bldg First Mtg Impt &
           Rfdg (FSA Insd).................................   5.250    01/10/22      3,481,794
                                                                                  ------------
                                                                                     8,897,655
                                                                                  ------------
           IOWA  0.5%
    640    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
           Proj (FSA Insd).................................   6.000    07/01/07        728,230
  2,400    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
           Proj (FSA Insd).................................   5.750    07/01/17      2,670,216
                                                                                  ------------
                                                                                     3,398,446
                                                                                  ------------
           KANSAS  1.0%
  6,600    Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita
           (MBIA Insd).....................................   5.625    09/01/13      7,562,808
                                                                                  ------------

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           LOUISIANA  0.3%
$   420    Louisiana St Hlth Edl Auth Rev Lambeth House Ser
           A Rfdg..........................................   5.250%   01/01/05   $    420,315
  1,400    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
           States Util Co Proj Ser A.......................   7.500    05/01/15      1,433,446
                                                                                  ------------
                                                                                     1,853,761
                                                                                  ------------
           MASSACHUSETTS  4.3%
  5,000    Massachusetts St Cons Ln Ser A (Prerefunded @
           01/01/13) (AMBAC Insd)..........................   5.250    01/01/18      5,489,200
  7,500    Massachusetts St Fed Hwy Ser A..................   5.750    06/15/14      8,794,200
  3,500    Massachusetts St Hlth & Edl Facs Auth Rev (MBIA
           Insd)...........................................   5.000    07/01/13      3,657,780
  1,500    Massachusetts St Indl Fin Agy Hillcrest Edl Ctr
           Inc Proj (Prerefunded @ 07/01/05)...............   8.450    07/01/18      1,693,020
  5,355    Massachusetts St Indl Fin Agy Rev First Mtg
           Reeds Landing Proj..............................   7.100    10/01/28      5,335,133
  5,000    Massachusetts St Rol-R 143-Ser II (Inverse Fltg)
           (MBIA Insd) (d).................................   9.330    11/01/16      6,417,950
                                                                                  ------------
                                                                                    31,387,283
                                                                                  ------------
           MICHIGAN  3.9%
    875    Detroit, MI Loc Dev Fin Auth Tax Increment Ser C
           (d).............................................   6.850    05/01/21        868,315
  5,000    Detroit, MI Sew Disp Rev Sr Lien Ser A Rfdg
           (FGIC Insd).....................................   5.125    07/01/31      5,097,000
  1,400    Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale
           Cmnty Hlth Cent.................................   5.250    05/15/26      1,209,558
  5,000    Michigan St Bldg Auth Rev Facs Prog Ser II......   5.500    10/15/16      5,644,350
  5,000    Michigan St Strategic Fd Detroit Edison Co Proj
           C Rfdg (XLCA Insd)..............................   5.450    12/15/32      5,159,200
  2,000    Michigan St Strategic Fd Detroit Edison Pollutn
           Ctl Ser B Rfdg..................................   5.650    09/01/29      2,034,740
  9,739    Michigan St Strategic Fd Ltd Oblig Rev Great
           Lakes Pulp & Fiber Proj (b) (h).................   8.000    12/01/27      1,509,622
  1,970    Michigan St Strategic Fd Solid Genesee Pwr Sta
           Proj Rfdg.......................................   7.500    01/01/21      1,901,483
  5,000    Western Townships, MI Util Sew Rfdg (MBIA
           Insd)...........................................   5.250    01/01/16      5,484,350
                                                                                  ------------
                                                                                    28,908,618
                                                                                  ------------
           MISSISSIPPI  0.1%
    985    Ridgeland, MS Urban Renewal Rev The Orchard Ltd
           Proj Ser A Rfdg.................................   7.750    12/01/15      1,011,142
                                                                                  ------------

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           MISSOURI  1.1%
$ 2,835    Kansas City, MO Port Auth Fac Riverfront Park
           Proj Ser A......................................   5.750%   10/01/06   $  2,886,880
  3,935    Macon, MO Ctfs Partn (MBIA Insd)................   5.250    08/01/17      4,321,614
    595    Saint Louis, MO Tax Increment Rev Scullin Redev
           Area Ser A......................................  10.000    08/01/10        730,035
                                                                                  ------------
                                                                                     7,938,529
                                                                                  ------------
           NEBRASKA  0.8%
  5,435    Nebraska Pub Pwr Dist Rev Ser A (AMBAC Insd)....   5.000    01/01/18      5,826,863
                                                                                  ------------

           NEW HAMPSHIRE  0.8%
  1,555    New Hampshire Higher Edl & Hlth Fac Auth Rev....   8.800    06/01/09      1,666,649
    890    New Hampshire Higher Edl & Hlth Fac Auth Rev
           Daniel Webster College Issue Rfdg...............   6.100    07/01/09        943,222
    795    New Hampshire St Business Fin Auth Elec Fac Rev
           Plymouth Cogeneration (d).......................   7.750    06/01/14        794,126
  1,000    New Hampshire St Business Fin Auth Rev Alice
           Peck Day Hlth Sys Ser A.........................   6.875    10/01/19      1,003,960
  1,000    New Hampshire St Tpk Sys Rev Ser A Rfdg (FGIC
           Insd)...........................................   6.750    11/01/11      1,176,400
                                                                                  ------------
                                                                                     5,584,357
                                                                                  ------------
           NEW JERSEY  10.3%
  2,000    Camden Cnty, NJ Impt Auth Lease Rev Dockside
           Refrig (b) (c) (d)..............................   8.400    04/01/24      1,820,000
  3,250    Landis, NJ Sew Auth Swr Rev (Inverse Fltg) (FGIC
           Insd)...........................................  10.070    09/19/19      4,195,133
  6,130    Middlesex Cnty, NJ Util Auth Swr Rev Ser A Rfdg
           (MBIA Insd).....................................   6.250    08/15/10      7,191,532
    500    New Jersey Econ Dev Auth Dist Heating & Cooling
           Rev Trigen-Trenton Ser A........................   6.200    12/01/10        500,145
  9,725    New Jersey Econ Dev Auth Drivers Ser 365
           (Inverse Fltg) (FGIC Insd) (d)..................   9.340    06/15/11     11,427,264
  2,000    New Jersey Econ Dev Auth Holt Hauling & Warehsg
           Rev Ser G Rfdg (b)..............................   8.400    12/15/15      1,820,000
  1,900    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A........................   8.500    11/01/16      2,003,018
    350    New Jersey Econ Dev Auth Rev RWJ Hlthcare Corp
           (FSA Insd)......................................   6.250    07/01/14        370,549
  1,000    New Jersey Econ Dev Auth Rev Utd Methodist Homes
           (Prerefunded @ 07/01/05)........................   7.500    07/01/20      1,124,460
  1,000    New Jersey Econ Dev Auth Rev Utd Methodist Homes
           (Prerefunded @ 07/01/05)........................   7.500    07/01/25      1,124,460
  8,000    New Jersey Econ Dev Auth Sch Facs Constr Ser F
           (FGIC Insd).....................................   5.250    06/15/17      8,889,360

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           NEW JERSEY (CONTINUED)
$ 3,480    New Jersey St Tpk Auth Tpk Rev Ser C Rfdg (MBIA
           Insd)...........................................   6.500%   01/01/16   $  4,311,372
  5,710    New Jersey St Tran Corp Ctfs Fed Tran Admin
           Grants Ser A (AMBAC Insd).......................   5.750    09/15/10      6,527,387
 10,000    New Jersey St Tran Corp Ctfs Fed Tran Admin
           Grants Ser B (AMBAC Insd).......................   6.000    09/15/15     11,693,400
  5,500    New Jersey St Tran Tr Fd Auth Rols RR II R 236
           (Inverse Fltg) (FSA Insd) (d)...................   9.810    06/15/20      6,745,750
  5,000    New Jersey St Tran Tr Fd Auth Tran Sys Ser C
           (FSA Insd)......................................   5.500    06/15/16      5,712,800
                                                                                  ------------
                                                                                    75,456,630
                                                                                  ------------
           NEW YORK  13.4%
 10,000    Nassau Cnty, NY Interim Fin Auth Ser A..........   5.750    11/15/14     11,427,900
  5,000    New York City Ser A.............................   7.000    08/01/07      5,690,150
 21,860    New York City Ser B (MBIA Insd).................   5.875    08/01/15     25,438,701
  1,420    New York City Ser D.............................   8.000    02/01/05      1,537,065
  5,000    New York City Ser D (MBIA Insd).................   5.200    08/01/14      5,478,800
  5,000    New York City Transitional Drivers Ser 307
           (Inverse Fltg) (AMBAC Insd) (d).................   9.120    08/01/19      5,848,550
  2,295    New York St Dorm Auth Rev Mental Hlth Svcs Fac
           Ser A...........................................   5.750    02/15/11      2,499,140
  2,280    New York St Dorm Auth Rev Mental Hlth Svcs Fac
           Ser A...........................................   5.750    02/15/12      2,548,789
  2,500    New York St Energy Resh & Dev Auth Gas Fac Rev
           (Inverse Fltg)..................................  11.509    04/01/20      3,259,725
  3,000    New York St Energy Resh & Dev Auth Gas Fac Rev
           Brooklyn Union Gas Ser B (Inverse Fltg).........  12.504    07/01/26      3,725,400
  2,000    New York St Energy Resh & Dev Auth Pollutn Ctl
           Rev Niagara Mohawk Pwr Corp Ser A Rfdg (FGIC
           Insd)...........................................   7.200    07/01/29      2,125,680
 10,725    New York St Environmental Facs Revolving Fds-2nd
           Resolution (e)..................................   5.000    06/15/20     11,336,861
  2,000    New York St Twy Auth Svc Ctl Rol-R 142 Ser II
           (Inverse Fltg) (d)..............................   9.280    04/01/16      2,414,860
  3,000    New York St Twy Auth Svc Ctl Rol-R 142 Ser II
           (Inverse Fltg) (d)..............................   9.280    04/01/18      3,557,520
  1,200    Port Auth NY & NJ Cons 95th Ser.................   6.125    07/15/22      1,257,900
 10,000    Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg...   5.000    11/15/22     10,328,700
                                                                                  ------------
                                                                                    98,475,741
                                                                                  ------------
           NORTH CAROLINA  1.3%
  8,700    North Carolina Muni Pwr Agy Ser A (MBIA Insd)...   5.250    01/01/19      9,459,945
                                                                                  ------------

See Notes to Financial Statements                                             13

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           OHIO  0.2%
$ 1,000    Ohio St Air Quality Dev Auth Rev JMG Funding Ltd
           Part Proj Rfdg (AMBAC Insd).....................   6.375%   04/01/29   $  1,070,660
                                                                                  ------------

           OKLAHOMA  0.1%
    625    Oklahoma Hsg Fin Agy Single Family Rev Mtg Class
           B (GNMA Collateralized).........................   7.997    08/01/18        679,850
                                                                                  ------------

           OREGON  2.4%
  5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd)...........................................   5.250    07/01/22      5,325,700
  1,000    Port Morrow, OR Pollutn Ctl Portland Gen A
           Rfdg............................................   5.200    05/01/33      1,013,730
 10,000    Portland, OR Swr Sys Rev Ser A (FGIC Insd)......   5.750    08/01/18     11,402,600
                                                                                  ------------
                                                                                    17,742,030
                                                                                  ------------
           PENNSYLVANIA  2.3%
  5,000    Chester Cnty, PA Hlth & Edl Fac Auth Hlth Sys
           Rev (AMBAC Insd)................................   5.650    05/15/20      5,221,750
    740    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg..........   8.000    08/01/12        745,720
  5,000    Pennsylvania St Tpk Commn Oil Sub Ser B (MBIA
           Insd)...........................................   5.000    12/01/31      5,077,400
  5,250    Philadelphia, PA Auth Indl Ser B (FSA Insd).....   5.500    10/01/16      5,890,080
                                                                                  ------------
                                                                                    16,934,950
                                                                                  ------------
           RHODE ISLAND  0.5%
  1,490    Rhode Island St Econ Dev Corp Rev...............   7.250    07/01/10      1,499,059
  2,000    Rhode Island St Hlth & Edl Bldg Higher Edl
           Johnson & Wales Rfdg (XLCA Insd)................   5.375    04/01/19      2,199,860
                                                                                  ------------
                                                                                     3,698,919
                                                                                  ------------
           SOUTH CAROLINA  0.1%
  1,070    Piedmont Muni Pwr Agy SC Elec Rev...............   5.000    01/01/25        954,119
                                                                                  ------------

           SOUTH DAKOTA  0.1%
  1,000    South Dakota St Hlth & Edl Fac Auth Rev Huron
           Regl Med Ctr....................................   7.250    04/01/20      1,034,450
                                                                                  ------------

           TENNESSEE  1.0%
  4,000    Elizabethton, TN Hlth & Edl Fac Brd Rev Rfdg
           (MBIA Insd).....................................   7.750    07/01/29      5,224,920
  2,000    Springfield, TN Hlth & Edl Jesse Holman Jones
           Hosp Proj (Prerefunded @ 04/01/06)..............   8.500    04/01/24      2,387,780
                                                                                  ------------
                                                                                     7,612,700
                                                                                  ------------
           TEXAS  8.2%
  1,955    Bell Cnty, TX Indl Dev Corp Solid Waste Disposal
           Rev.............................................   7.600    12/01/17      1,365,450
    500    Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint
           Luke's Lutheran Hosp (Escrowed to Maturity).....   7.000    05/01/21        650,385

 14                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           TEXAS (CONTINUED)
$ 4,000    Brazos River Auth TX Pollutn Ctl Rev Adj Elec Co
           Proj Ser C Rfdg.................................   5.750%   05/01/36   $  4,164,960
     90    Coastal Wtr Auth TX Conveyance Sys Rev (Escrowed
           to Maturity) (AMBAC Insd).......................   6.250    12/15/17         90,167
  5,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
           A Impt & Rfdg (FGIC Insd).......................   5.500    11/01/31      5,176,150
  7,350    Grapevine Colleyville Indpt Sch Dist TX (PSFG
           Insd)...........................................    *       08/15/11      5,468,621
 10,000    Houston, TX Hotel Occupancy Tax Convtn &
           Entertnmnt Ser B (AMBAC Insd)...................   5.750    09/01/14     11,493,500
  7,500    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (FSA Insd) (d)............................  10.389    05/15/14      9,720,675
  6,250    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (FSA Insd) (d)............................  10.389    05/15/15      8,100,563
  3,250    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (FSA Insd) (d)............................  10.389    05/15/16      4,212,293
  2,000    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
           Mem Hosp Proj...................................   7.200    01/01/21      1,919,760
    500    Texas Genl Svcs Cmnty Partn Interests Office
           Bldg & Land Acquisition Proj....................   7.000    08/01/19        507,345
    500    Texas Genl Svcs Cmnty Partn Interests Office
           Bldg & Land Acquisition Proj....................   7.000    08/01/24        507,360
    685    Texas Genl Svcs Cmnty Partn Lease Purchase
           Ctfs............................................   7.500    02/15/13        695,794
  3,475    Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev
           Coll Ser C Rfdg (Inverse Fltg) (GNMA
           Collateralized).................................  12.552    07/02/24      3,860,482
  1,185    Texas St Higher Edl Coordinating Brd College
           Student Ln Rev..................................   7.849    10/01/25      1,189,444
    990    Texas St Vet Hsg Assistance (MBIA Insd).........   6.800    12/01/23      1,013,968
                                                                                  ------------
                                                                                    60,136,917
                                                                                  ------------
           UTAH  2.0%
  1,340    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (b).............................................   7.800    09/01/15        536,000
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (b).............................................   8.000    09/01/20        400,000
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (b).............................................   7.800    09/01/25        400,000
 11,000    Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg...   6.150    02/15/12     12,828,530
     70    Utah St Hsg Fin Agy Single Family Mtg Sr Ser A1
           (FHA Gtd).......................................   7.100    07/01/14         72,933
     95    Utah St Hsg Fin Agy Single Family Mtg Sr Ser A2
           (FHA Gtd).......................................   7.200    01/01/27         98,564
                                                                                  ------------
                                                                                    14,336,027
                                                                                  ------------
           VERMONT  0.1%
  1,000    Vermont Edl & Hlth Bldgs Fing Agy Rev Bennington
           College Proj....................................   6.625    10/01/29      1,005,880
                                                                                  ------------

See Notes to Financial Statements                                             15

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
           WASHINGTON  2.2%
$ 5,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (XLCA Insd)................................   5.500%   07/01/17   $  5,637,050
  8,000    King Cnty WA Sch Dist No 411 (FGIC Insd)........   5.250    12/01/20      8,651,520
  1,250    Washington St Pub Pwr Supply Sys Nuclear Proj No
           1 Rev (FGIC Insd)...............................   7.125    07/01/16      1,612,375
                                                                                  ------------
                                                                                    15,900,945
                                                                                  ------------
           WEST VIRGINIA  0.8%
  1,500    West Virginia St Hosp Fin Auth Hosp Rev Bears &
           Bulls WV Univ Med Corp Rfdg (MBIA Insd).........   6.100    01/01/18      1,518,030
  4,000    West Virginia St Hosp Fin Auth Hosp Rev Bears &
           Bulls WV Univ Med Corp Rfdg (MBIA Insd).........   6.100    01/01/18      4,048,080
                                                                                  ------------
                                                                                     5,566,110
                                                                                  ------------
           WISCONSIN  0.0%
    105    Wisconsin St Hlth & Edl Fac Auth Rev Hess Mem
           Hosp Assn (ACA Insd)............................   7.200    11/01/05        110,157
                                                                                  ------------

TOTAL LONG-TERM INVESTMENTS  97.0%
  (Cost $679,984,363)..........................................................    711,900,460

SHORT-TERM INVESTMENTS  3.8%
  (Cost $27,750,000)...........................................................     27,750,000
                                                                                  ------------

TOTAL INVESTMENTS  100.8%
  (Cost $707,734,363)..........................................................    739,650,460

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8%)..................................     (5,781,423)
                                                                                  ------------

NET ASSETS  100.0%.............................................................   $733,869,037
                                                                                  ============

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open future contracts.

(b) Non-income producing security.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Security purchased on a when-issued or delayed delivery basis.

 16                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

(f) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h) Payment-in-kind security.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSFG--Permanent School Fund Guaranty

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             17

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003

ASSETS:
Total Investments (Cost $707,734,363).......................  $739,650,460
Cash........................................................        92,077
Receivables:
  Investments Sold..........................................    18,793,278
  Interest..................................................     9,293,983
  Fund Shares Sold..........................................       161,739
Other.......................................................       176,999
                                                              ------------
    Total Assets............................................   768,168,536
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    31,064,501
  Fund Shares Repurchased...................................     1,204,320
  Income Distributions......................................       833,948
  Distributor and Affiliates................................       305,711
  Investment Advisory Fee...................................       288,668
  Variation Margin on Futures...............................       233,844
Trustees' Deferred Compensation and Retirement Plans........       218,789
Accrued Expenses............................................       149,718
                                                              ------------
    Total Liabilities.......................................    34,299,499
                                                              ------------
NET ASSETS..................................................  $733,869,037
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $729,918,079
Net Unrealized Appreciation.................................    30,747,521
Accumulated Undistributed Net Investment Income.............       135,804
Accumulated Net Realized Loss...............................   (26,932,367)
                                                              ------------
NET ASSETS..................................................  $733,869,037
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $658,487,434 and 44,372,967 shares of
    beneficial interest issued and outstanding).............  $      14.84
    Maximum sales charge (4.75%* of offering price).........           .74
                                                              ------------
    Maximum offering price to public........................  $      15.58
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $58,372,639 and 3,938,621 shares of
    beneficial interest issued and outstanding).............  $      14.82
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,008,964 and 1,149,097 shares of
    beneficial interest issued and outstanding).............  $      14.80
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2003

INVESTMENT INCOME:
Interest....................................................  $ 40,563,678
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,628,734
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,670,190, $612,369 and $184,375,
  respectively).............................................     2,466,934
Shareholder Services........................................       451,236
Legal.......................................................       146,812
Custody.....................................................        64,036
Trustees' Fees and Related Expenses.........................        26,119
Other.......................................................       377,619
                                                              ------------
    Total Expenses..........................................     7,161,490
    Less Credits Earned on Cash Balances....................        12,346
                                                              ------------
    Net Expenses............................................     7,149,144
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 33,414,534
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 12,070,841
  Futures...................................................      (743,478)
                                                              ------------
Net Realized Gain...........................................    11,327,363
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    52,585,737
                                                              ------------
  End of the Period:
    Investments.............................................    31,916,097
    Futures.................................................    (1,168,576)
                                                              ------------
                                                                30,747,521
                                                              ------------
Net Unrealized Depreciation During the Period...............   (21,838,216)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(10,510,853)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 22,903,681
                                                              ============

See Notes to Financial Statements                                             19

Statements of Changes in Net Assets

                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................    $  33,414,534         $  36,560,116
Net Realized Gain..................................       11,327,363               794,190
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      (21,838,216)           23,742,553
                                                       -------------         -------------
Change in Net Assets from Operations...............       22,903,681            61,096,859
                                                       -------------         -------------

Distributions from Net Investment Income:
  Class A Shares...................................      (30,423,796)          (33,015,759)
  Class B Shares...................................       (2,325,118)           (2,621,270)
  Class C Shares...................................         (700,757)             (735,588)
                                                       -------------         -------------
Total Distributions................................      (33,449,671)          (36,372,617)
                                                       -------------         -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................      (10,545,990)           24,724,242
                                                       -------------         -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................      127,051,831           147,636,068
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................       22,094,872            22,552,780
Cost of Shares Repurchased.........................     (184,959,736)         (200,100,482)
                                                       -------------         -------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................      (35,813,033)          (29,911,634)
                                                       -------------         -------------
TOTAL DECREASE IN NET ASSETS.......................      (46,359,023)           (5,187,392)
NET ASSETS:
Beginning of the Period............................      780,228,060           785,415,452
                                                       -------------         -------------
End of the Period (Including accumulated
  undistributed net investment income of $135,804
  and $946,449, respectively)......................    $ 733,869,037         $ 780,228,060
                                                       =============         =============

 20                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                               --------------------------------------------------
                                             2003 (a)    2002 (c)     2001      2000      1999
                                             --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...   $15.03      $14.56     $14.06    $14.50    $15.99
                                              ------      ------     ------    ------    ------
  Net Investment Income....................      .67         .71        .74       .79       .82
  Net Realized and Unrealized Gain/Loss....     (.19)        .46        .49      (.42)    (1.46)
                                              ------      ------     ------    ------    ------
Total from Investment Operations...........      .48        1.17       1.23       .37      (.64)
Less Distributions from Net Investment
  Income...................................      .67         .70        .73       .81       .85
                                              ------      ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........   $14.84      $15.03     $14.56    $14.06    $14.50
                                              ======      ======     ======    ======    ======

Total Return (b)...........................    3.31%       8.35%      8.93%     2.69%    -4.25%
Net Assets at End of the Period (In
  millions)................................   $658.5      $696.4     $701.5    $688.3    $777.5
Ratio of Expenses to Average Net Assets....     .88%        .87%       .83%      .89%      .88%
Ratio of Interest Expense to Average Net
  Assets...................................      N/A         N/A        N/A      .01%      .17%
Ratio of Net Investment Income to Average
  Net Assets...............................    4.53%       4.89%      5.16%     5.58%     5.34%
Portfolio Turnover.........................      46%         49%        31%       45%      116%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.85% to 4.89%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable.

See Notes to Financial Statements                                             21

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                               --------------------------------------------------
                                             2003 (a)    2002 (c)     2001      2000      1999
                                             --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...   $15.02      $14.54     $14.05    $14.49    $15.98
                                              ------      ------     ------    ------    ------
  Net Investment Income....................      .56         .60        .63       .68       .71
  Net Realized and Unrealized Gain/Loss....     (.20)        .48        .48      (.42)    (1.47)
                                              ------      ------     ------    ------    ------
Total from Investment Operations...........      .36        1.08       1.11       .26      (.76)
Less Distributions from Net Investment
  Income...................................      .56         .60        .62       .70       .73
                                              ------      ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........   $14.82      $15.02     $14.54    $14.05    $14.49
                                              ======      ======     ======    ======    ======

Total Return (b)...........................    2.48%       7.64%      8.06%     1.90%    -4.95%
Net Assets at End of the Period (In
  millions)................................   $ 58.4      $ 65.0     $ 66.6    $ 69.5    $106.6
Ratio of Expenses to Average Net Assets....    1.63%       1.62%      1.59%     1.67%     1.63%
Ratio of Interest Expense to Average Net
  Assets...................................      N/A         N/A        N/A      .01%      .17%
Ratio of Net Investment Income to Average
  Net Assets...............................    3.78%       4.13%      4.40%     4.86%     4.57%
Portfolio Turnover.........................      46%         49%        31%       45%      116%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.09% to 4.13%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable.

 22                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                               --------------------------------------------------
                                             2003 (a)    2002 (c)     2001      2000      1999
                                             --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...   $15.00      $14.52     $14.04    $14.48    $15.96
                                              ------      ------     ------    ------    ------
  Net Investment Income....................      .56         .60        .63       .68       .70
  Net Realized and Unrealized Gain/Loss....     (.20)        .48        .47      (.42)    (1.45)
                                              ------      ------     ------    ------    ------
Total from Investment Operations...........      .36        1.08       1.10       .26      (.75)
Less Distributions from Net Investment
  Income...................................      .56         .60        .62       .70       .73
                                              ------      ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........   $14.80      $15.00     $14.52    $14.04    $14.48
                                              ======      ======     ======    ======    ======

Total Return (b)...........................    2.48%       7.65%      8.00%     1.91%    -4.90%
Net Assets at End of the Period (In
  millions)................................   $ 17.0      $ 18.8     $ 17.4    $ 13.8    $ 17.5
Ratio of Expenses to Average Net Assets....    1.63%       1.62%      1.62%     1.66%     1.63%
Ratio of Interest Expense to Average Net
  Assets...................................      N/A         N/A        N/A      .01%      .17%
Ratio of Net Investment Income to Average
  Net Assets...............................    3.78%       4.13%      4.37%     4.84%     4.55%
Portfolio Turnover.........................      46%         49%        31%       45%      116%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.09% to 4.13%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable.

See Notes to Financial Statements                                             23

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on August 1, 1990. The distribution of the Fund's Class B and Class C shares commenced on August 24, 1992 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2003, the Fund had $31,064,501 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $28,396,676 which will expire between September 30, 2008 and September 30, 2010.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $707,403,296
                                                              ============
Gross tax unrealized appreciation...........................  $ 51,267,617
Gross tax unrealized depreciation...........................   (19,020,453)
                                                              ------------
Net tax unrealized appreciation investments.................  $ 32,247,164
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during 2003 and 2002 were as follows:

                                                                2003       2002
Distribution paid from:
  Ordinary Income...........................................  $239,149    $83,445
  Long-term capital gain....................................        --         --
                                                              --------    -------
                                                              $239,149    $83,445
                                                              ========    =======

    Due to inherent differences in the recognition of income, expenses and realized gains/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the Fund's investment in other regulated investment companies totaling $14,813 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent book and tax difference of $790,321 related to book to tax amortization differences were reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $141,325

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized for tax purposes on open futures transactions on September 30, 2003.

F. EXPENSE REDUCTIONS During the year ended September 30, 2003, the Fund's custody fee was reduced by $12,346 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................      .50%
Over $500 million...........................................      .45%

    For the year ended September 30, 2003, the Fund recognized expenses of approximately $28,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $103,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS) an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $360,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $141,000 are included in "Other" assets on the Statements of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $651,646,248, $60,665,432 and
$17,606,399 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    7,801,000    $ 114,651,871
  Class B...................................................      503,655        7,411,147
  Class C...................................................      338,633        4,988,813
                                                              -----------    -------------
Total Sales.................................................    8,643,288    $ 127,051,831
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,375,257    $  20,229,463
  Class B...................................................       96,732        1,421,035
  Class C...................................................       30,289          444,374
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,502,278    $  22,094,872
                                                              ===========    =============
Repurchases:
  Class A...................................................  (11,127,622)   $(163,537,726)
  Class B...................................................     (988,417)     (14,485,338)
  Class C...................................................     (474,542)      (6,936,672)
                                                              -----------    -------------
Total Repurchases...........................................  (12,590,581)   $(184,959,736)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    At September 30, 2002, capital aggregated $680,302,640, $66,318,588 and
$19,109,884 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    9,146,949    $ 132,261,572
  Class B...................................................      779,839       11,279,454
  Class C...................................................      282,384        4,095,042
                                                              -----------    -------------
Total Sales.................................................   10,209,172    $ 147,636,068
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,426,526    $  20,624,689
  Class B...................................................      102,707        1,483,411
  Class C...................................................       30,823          444,680
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,560,056    $  22,552,780
                                                              ===========    =============
Repurchases:
  Class A...................................................  (12,440,538)   $(180,091,131)
  Class B...................................................   (1,132,658)     (16,316,746)
  Class C...................................................     (254,346)      (3,692,605)
                                                              -----------    -------------
Total Repurchases...........................................  (13,827,542)   $(200,100,482)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2003 and 2002, 155,348 and 402,684 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2003 and 2002, no Class C Shares converted to Class A Shares.

    Class B and C Shares are offered without a front end sales charges, but are subject to a contingent deferred sale charge (CDSC). The CDSC will be imposed on most redemptions

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the year ended September 30, 2003, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $95,200 and CDSC on redeemed shares of approximately $104,500. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $339,813,524 and $380,612,095, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a future contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the future contract.

    Summarized below are the different types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACT A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended September 30, 2003, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2002...........................      -0-
Futures Opened..............................................    2,937
Futures Closed..............................................   (2,661)
                                                               ------
Outstanding at September 30, 2003...........................      276
                                                               ======

    The futures contracts outstanding as of September 30, 2003, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures
  December 2003 (Current Notional Value of $114,625 per
    contract)...............................................      53       $  (292,100)
U.S. Treasury Notes 5-Year Futures
  December 2003 (Current Notional Value of $113,469 per
    contract)...............................................     223          (876,476)
                                                                 ---       -----------
                                                                 276       $(1,168,576)
                                                                 ===       ===========

B. INDEXED SECURITIES These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $3,129,600 and $188,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the year ended September 30, 2003, are payments retained by Van Kampen of approximately $525,000 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $67,400.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Municipal Income Fund

    We have audited the accompanying statement of assets and liabilities of the Van Kampen Municipal Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended September 30, 1999 were audited by other auditors whose report dated November 9, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Municipal Income Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP
Chicago, Illinois
November 4, 2003

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN MUNICIPAL INCOME FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distribution paid by the Fund during its taxable year ended September 30, 2003. The Fund designated 99.3% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee            Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                                     since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)        Trustee            Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                       since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                  in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (65)          Trustee            Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                                 since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                    Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                    Director of Amgen Inc., a
                                                             ("Allstate") and Allstate               biotechnological company,
                                                             Insurance Company. Prior                and Director of Valero
                                                             to January 1995,                        Energy Corporation, an
                                                             President and Chief                     independent refining
                                                             Executive Officer of                    company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (62)             Trustee            Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                        since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                  in the Fund Complex.
Suite 980                                                    management advisory                     Director of TeleTech
San Diego, CA 92122-6223                                     services. Prior to July                 Holdings Inc.,
                                                             2000, Managing Partner of               Stericycle, Inc.,
                                                             Equity Group Corporate                  TheraSense, Inc., GATX
                                                             Investment (EGI), a                     Corporation, Arris Group,
                                                             company that makes                      Inc. and Trustee of the
                                                             private investments in                  University of Chicago
                                                             other companies.                        Hospitals and Health
                                                                                                     Systems. Prior to May
                                                                                                     2002, Director of
                                                                                                     Peregrine Systems Inc.
                                                                                                     Prior to February 2001,
                                                                                                     Vice Chairman and
                                                                                                     Director of Anixter
                                                                                                     International, Inc. and
                                                                                                     IMC Global Inc. Prior to
                                                                                                     July 2000, Director of
                                                                                                     Allied Riser
                                                                                                     Communications Corp.,
                                                                                                     Matria Healthcare Inc.,
                                                                                                     Transmedia Networks,
                                                                                                     Inc., CNA Surety, Corp.
                                                                                                     and Grupo Azcarero Mexico
                                                                                                     (GAM). Prior to April
                                                                                                     1999, Director of Metal
                                                                                                     Management, Inc.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (55)       Trustee            Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                             since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                       executive search firm.                  in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)         Trustee            Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                           since 1993  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                       of the United States, an                in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (67)            Trustee            Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                         since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                   Director of the Lake
                                                             investment holding                      Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jack E. Nelson (67)           Trustee            Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                           since 1990  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                       in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (62)     Trustee            Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                              since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                            University of Chicago and               in the Fund Complex.
                                                             the Adam Smith                          Director of Winston
                                                             Distinguished Service                   Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey (61)       Trustee            Trustee     Chief Communications           88       Trustee/Director/Managing
2101 Constitution Ave., N.W.                     since 1999  Officer of the National                 General Partner of funds
Room 285                                                     Academy of                              in the Fund Complex.
Washington, D.C. 20418                                       Sciences/National                       Director of Neurogen
                                                             Research Council, an                    Corporation, a
                                                             independent, federally                  pharmaceutical company,
                                                             chartered policy                        since January 1998.
                                                             institution, since 2001
                                                             and previously Chief
                                                             Operating Officer from
                                                             1993 to 2001. Director of
                                                             the Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES*

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,           Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President and      since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020            Chief Executive                funds in the Fund                       in the Fund Complex.
                              Officer                        Complex. Chairman,
                                                             President, Chief
                                                             Executive Officer and
                                                             Director of the Advisers
                                                             and VK Advisors Inc.
                                                             since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Richard F. Powers, III* (57)  Trustee            Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                                 since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.
Wayne W. Whalen* (64)         Trustee            Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                            since 1990  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                            Meagher & Flom                          in the Fund Complex.
                                                             (Illinois), legal counsel
                                                             to funds in the Fund
                                                             Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President      Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                              since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                   December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                            Investments and President and Chief Operations Officer of
                                                             the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                             Executive Vice President and Chief Investment Officer of
                                                             funds in the Fund Complex. Prior to May 2001, Managing
                                                             Director and Chief Investment Officer of Van Kampen
                                                             Investments, and Managing Director and President of the
                                                             Advisers and Van Kampen Advisors Inc. Prior to December
                                                             2000, Executive Vice President and Chief Investment Officer
                                                             of Van Kampen Investments, and President and Chief Operating
                                                             Officer of the Advisers. Prior to April 2000, Executive Vice
                                                             President and Chief Investment Officer for Equity
                                                             Investments of the Advisers. Prior to October 1998, Vice
                                                             President and Senior Portfolio Manager with AIM Capital
                                                             Management, Inc. Prior to February 1998, Senior Vice
                                                             President and Portfolio Manager of Van Kampen American
                                                             Capital Asset Management, Inc., Van Kampen American Capital
                                                             Investment Advisory Corp. and Van Kampen American Capital
                                                             Management, Inc.

Stefanie V. Chang (36)       Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                      since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  Vice President      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           and Chief                       Management Inc. and Morgan Stanley Investments LP and
                             Investment Officer              Director of Morgan Stanley Trust for over 5 years. Executive
                                                             Vice President and Chief Investment Officer of funds in the
                                                             Fund Complex. Managing Director and Chief Investment Officer
                                                             of Van Kampen Investments, the Advisers and Van Kampen
                                                             Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President      Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                 since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                   the Fixed Income Department of the Advisers and Van Kampen
                                                             Advisors Inc. Prior to December 2000, Senior Vice President
                                                             of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                             2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                             President of the government securities bond group for Asset
                                                             Management.

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice      Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and       since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal                       funds in the Fund Complex. Chief Global Operations Officer
                             Executive Officer               and Managing Director of Morgan Stanley Investment
                                                             Management Inc. Managing Director of Morgan Stanley.
                                                             Managing Director and Director of Morgan Stanley Investment
                                                             Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                             Executive Officer and Director of Morgan Stanley Trust. Vice
                                                             President of the Morgan Stanley Funds.
A. Thomas Smith III (46)     Vice President and  Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary           since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                           Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Managing Director and General
                                                             Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                             Inc. Vice President and Secretary of funds in the Fund
                                                             Complex. Prior to July 2001, Managing Director, General
                                                             Counsel, Secretary and Director of Van Kampen Investments,
                                                             the Advisers, the Distributor, Investor Services, and
                                                             certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                             Secretary and Director of Van Kampen Investments, the
                                                             Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Prior to January 1999, Vice President
                                                             and Associate General Counsel to New York Life Insurance
                                                             Company ("New York Life"), and prior to March 1997,
                                                             Associate General Counsel of New York Life. Prior to
                                                             December 1993, Assistant General Counsel of The Dreyfus
                                                             Corporation. Prior to August 1991, Senior Associate, Willkie
                                                             Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                             the Securities and Exchange Commission, Division of
                                                             Investment Management, Office of Chief Counsel.

John L. Sullivan (48)        Vice President,     Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Chief Financial     since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181   Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                             Complex. Head of Fund Accounting for Morgan Stanley
                                                             Investment Management. Prior to December 2002, Executive
                                                             Director of Van Kampen Investments, the Advisers and Van
                                                             Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 49, 349, 549
                                                 MIF ANR 11/03 12228K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Intermediate Term Municipal Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 9/30/93 through 9/30/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN INTERMEDIATE TERM      LEHMAN BROTHERS MUNICIPAL BOND
                                                                   MUNICIPAL INCOME FUND                      INDEX
                                                                ----------------------------      ------------------------------
9/93                                                                       9676.00                           10000.00
12/93                                                                      9828.00                           10140.70
                                                                           9433.00                            9583.91
                                                                           9606.00                            9689.41
                                                                           9674.00                            9755.81
12/94                                                                      9502.00                            9616.39
                                                                          10113.00                           10295.80
                                                                          10370.00                           10543.80
                                                                          10651.00                           10847.00
12/95                                                                     10957.00                           11294.80
                                                                          10869.00                           11158.80
                                                                          10954.00                           11244.10
                                                                          11183.00                           11501.80
12/96                                                                     11425.00                           11794.80
                                                                          11435.00                           11766.60
                                                                          11740.00                           12171.80
                                                                          12059.00                           12538.80
12/97                                                                     12349.00                           12878.90
                                                                          12515.00                           13027.10
                                                                          12695.00                           13225.60
                                                                          13011.00                           13631.40
12/98                                                                     13086.00                           13713.40
                                                                          13201.00                           13835.00
                                                                          13037.00                           13590.60
                                                                          12998.00                           13536.50
12/99                                                                     12881.00                           13431.40
                                                                          13039.00                           13823.90
                                                                          13252.00                           14032.70
                                                                          13535.00                           14372.30
12/00                                                                     13720.00                           15000.70
                                                                          14066.00                           15333.50
                                                                          14156.00                           15433.10
                                                                          14508.00                           15866.50
12/01                                                                     14416.00                           15769.60
                                                                          14534.00                           15918.30
                                                                          15083.00                           16500.70
                                                                          15738.00                           17284.40
12/02                                                                     15744.00                           17284.30
                                                                          15900.00                           17492.10
                                                                          16197.00                           17943.30
9/03                                                                      16262.00                           17957.30

Index data source: Bloomberg

                               A SHARES                B SHARES                C SHARES
                            since 5/28/93           since 5/28/93           since 10/19/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES
Since Inception            5.75%       5.41%       5.31%       5.31%       4.44%       4.44%
10-year                    5.33        4.98        4.87        4.87          --          --
5-year                     4.56        3.87        3.89        3.89        3.79        3.79
1-year                     3.33        0.01        2.96       -0.02        2.69        1.70
---------------------------------------------------------------------------------------------
30-Day Subsidized SEC
Yield                           3.14%                   2.50%                   2.52%
30-Day SEC Yield                3.04                    2.40                    2.42

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 3.25 percent for Class A shares, a contingent deferred sales charge of 3.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect its conversion into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Certain non-recurring payments were made to Class B and C shares, resulting in an increase to the one-year total return by approximately 0.28 percent and 0.06 percent, respectively. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. The subsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change. Distribution rate represents the monthly annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen Intermediate Term Municipal Income Fund is managed by the Adviser's Municipal Fixed-Income team. Current members of the team include Timothy Haney, Vice President.(1) The following discussion reflects his views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The economic backdrop for the 12 months ended September 30 was largely characterized by the persistent weakness of the U.S. economy. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and Wall Street officials suggesting that the U.S. economy might be entering a deflationary period also weighed heavily on the minds of investors. The Federal Reserve Board (the Fed) attempted to allay these fears and keep the economy moving in the right direction by cutting the Fed Funds target rate twice, for a total reduction of 0.75 percent. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds.

       The uncertain climate had a definite effect on the municipal bond market. While yields on intermediate- and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy. From October 2002 to mid-June 2003, municipal yields fell by roughly 80 basis points to levels not seen since the late 1960s. These plummeting yields led to a surge in issuance as municipalities moved to lock in low financing rates and, in the case of older bonds, low refinancing costs. These record levels of supply met with record levels of demand as investors in search of relative investment stability poured cash into municipal bond funds. Demand for municipal bonds was also strong from so-called "cross-over" buyers--investors who traditionally favor taxable investments but were drawn to municipal bonds for their relatively attractive yields.

       The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the rising equity market. Interest from cross-over investors also evaporated as the relative attractiveness of the taxable market grew. Issuance remained strong throughout this leg of the period, though it abated somewhat in the last three months.

(1)Team members may change at any time without notice.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- The fund returned 3.33 percent for the 12 months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.89 percent for the same period.

        -- The fund's monthly dividend of $0.0305 translated to a distribution rate of 3.29 percent based on the fund's maximum offering price on September 30, 2003 (as of September 30, 2003, Class A shares adjusted for sales charges).

       See Performance Summary for additional information and index definition.

Q.     WHAT FACTORS HINDERED PERFORMANCE DURING THE REPORTING PERIOD?

A. In an effort to help protect the fund from a potential rise in interest rates, we trimmed the portfolio's duration (a measure of interest-rate sensitivity) at the beginning of the period. While this defensive positioning proved beneficial later in the period when rates did indeed

TOP 5 SECTORS AS OF 9/30/03                 RATING ALLOCATION AS OF 9/30/03
Water & Sewer                    15.1%      AAA/Aaa                         75.7%
General Purpose                  15.0       AA/Aa                            4.5
Public Education                  9.8       A/A                              9.4
Public Building                   8.7       BBB/Baa                          3.6
Airport                           8.3       CCC/Caa                          0.1
                                            Non-Rated                        6.7
TOP 5 STATES AS OF 9/30/03
New York                        10.70%
California                       8.10
Florida                          6.20
Pennsylvania                     5.30
New Jersey                       5.00

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

       rise, the fund was not able to fully benefit from the strong price appreciation earlier in the period when rates declined last winter and spring.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. In order to strike an optimum balance between income and principal preservation, we used a barbell approach to structure the fund's portfolio during the period. We shifted assets out of the middle part of the maturity spectrum and into the shorter and, to a lesser extent, longer segments of the intermediate portion of the yield curve. The longer-term bonds helped us maintain the fund's yield in light of falling interest rates, while shorter-term bonds provided a buffer against price volatility.

       Strong fund inflows during the period were used to improve both the credit quality and income potential of the fund. A significant amount of this new cash was allocated to AAA-rated bonds with premium coupons and relatively moderate interest-rate sensitivity. We also increased the fund's commitment to A-rated issues, which offered strong income as well as appreciation potential relative to other issues. This combination of bonds generated a favorable stream of income during a challenging period for income-oriented investors.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING
       KEY ISSUES.

A. The growing budgetary difficulties faced by local and state municipalities led us to be highly selective in choosing bonds for the fund's portfolio. As mentioned earlier, we focused on improving the fund's credit quality by purchasing higher-rated securities. By the end of the period, we had increased the fund's holdings of AAA-rated bonds by
       4.1 percent, to make up just over three-fourths of the portfolio.

       With interest rates falling to historic lows during the period, our analysis indicated an increasing probability that the next significant movement in interest rates would be upward. As a result, we lowered the fund's duration. We also adjusted the fund's positioning along the maturity spectrum to deemphasize areas that appeared fully valued, in favor of more attractively-priced securities.

       Many of our trades during the period were concentrated in so-called "specialty states". These are states such as California and New York that have high tax brackets as well as a substantial need for public financing. Specialty state issues provided ample total return opportunities, which we sought to take advantage of through relative-value trading. Here we were able to lock in gains by selling a given bond once it hit our valuation target, then replacing it with a comparable bond offering greater potential value for the portfolio.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW FOR THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS?

A. The economy has lately shown clear signs of improvement, though the employment picture remains murky and the likelihood of a sustained rebound is questionable. In this environment, we believe the Fed is likely to maintain a neutral stance in the absence of signs of strong economic growth. We will continue to monitor the market closely for compelling investment opportunities.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          MUNICIPAL BONDS  98.2%
          ALABAMA  1.5%
$1,260    Dothan Houston Cnty, AL Arpt Auth (MBIA Insd)... 5.400%   12/01/15   $  1,371,233
   350    West Jefferson Cnty, AL Amusement & Pub Park
          Auth (Prerefunded @ 12/01/06)................... 7.500    12/01/08        382,879
                                                                               ------------
                                                                                  1,754,112
                                                                               ------------
          ARIZONA  1.9%
   345    Maricopa Cnty, AZ Indl Dev Auth Sr Living Fac
          Rev Christian Care Mesa Inc Proj A (a).......... 7.250    04/01/05        351,952
 1,000    Maricopa Cnty, AZ Pollutn Ctl Adj AZ Pub Svc Co
          Ser C Rfdg...................................... 1.700    05/01/29      1,000,340
   755    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Ser A Rfdg (FSA Insd)..... 7.250    07/15/10        794,713
                                                                               ------------
                                                                                  2,147,005
                                                                               ------------
          ARKANSAS  1.9%
 1,000    Arkansas St Fed Hwy Grant Antic Ser A........... 5.500    08/01/06      1,113,620
 1,000    Beaver, AR Wtr Dist............................. 5.000    11/15/17      1,078,550
                                                                               ------------
                                                                                  2,192,170
                                                                               ------------
          CALIFORNIA  7.9%
   210    California Edl Fac Auth Rev Pacific Grad Sch
          (a)............................................. 6.950    11/01/07        224,465
 1,000    California St (AMBAC Insd) (b).................. 6.400    09/01/08      1,197,420
 1,000    California St................................... 5.250    02/01/15      1,087,620
 1,500    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.375    05/01/18      1,644,915
 1,275    Madera, CA Uni Sch Dist Election 2002 (FSA
          Insd)........................................... 5.250    08/01/23      1,340,688
 2,295    Modesto, CA Irr Dist Ctfs Partn Cap Impts Ser A
          Rfdg (MBIA Insd)................................ 5.000    07/01/16      2,491,245
 1,100    Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd)
          (c)............................................. 5.250    07/01/20      1,187,461
                                                                               ------------
                                                                                  9,173,814
                                                                               ------------
          COLORADO  1.1%
   210    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
          Ter Ser A....................................... 6.800    07/01/09        213,559
     7    Colorado Hsg Fin Auth Single Family Pgm Sr Ser
          E............................................... 8.125    12/01/24          6,644
 1,000    Denver, CO City & Cnty Arpt Rev Ser A........... 7.400    11/15/04      1,060,800
                                                                               ------------
                                                                                  1,281,003
                                                                               ------------
          CONNECTICUT  4.8%
   145    Mashantucket Western Pequot Tribe, 144A--Private
          Placement (Escrowed to Maturity) (d)............ 6.500    09/01/06        166,179
   565    New Britain, CT................................. 5.000    04/15/04        576,859
   560    New Britain, CT................................. 5.000    04/15/05        591,158

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          CONNECTICUT (CONTINUED)
$  305    New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
          Energies (a).................................... 7.250%   07/01/09   $    296,207
 1,000    New Haven, CT Ser B Rfdg (FGIC Insd)............ 5.250    11/01/11      1,142,790
 1,250    New Haven, CT Ser B Rfdg (FGIC Insd)............ 5.375    11/01/12      1,438,912
 1,225    Regional Sch Dist No 16 CT Rfdg (AMBAC Insd).... 5.000    03/15/13      1,375,736
                                                                               ------------
                                                                                  5,587,841
                                                                               ------------
          FLORIDA  6.1%
 2,000    Broward Cnty, FL Arpt Sys Rev Ser E Rfdg (MBIA
          Insd) (b)....................................... 5.375    10/01/13      2,165,600
 1,150    Florida Hsg Fin Agy Hsg Maitland Club Apts Ser
          B-1 (AMBAC Insd) (a)............................ 6.750    08/01/14      1,202,946
   500    Highlands Cnty, FL Hlth Facs Hosp Adventist
          Health (a)...................................... 3.350    11/15/32        515,125
   190    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
          Nursing Ctr Part Rfdg........................... 8.125    12/01/07        194,454
   115    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg (a)................... 8.125    07/01/06        118,835
   250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg....................... 8.625    07/01/20        261,242
 2,000    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
          Insd)........................................... 5.250    08/01/14      2,248,620
   300    Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj
          Rfdg (Escrowed to Maturity)..................... 7.125    11/01/06        332,808
                                                                               ------------
                                                                                  7,039,630
                                                                               ------------
          GEORGIA  2.5%
 1,000    Athens, GA Hsg Auth Student Hsg Univ of GA East
          Campus Hsg (AMBAC Insd)......................... 5.250    12/01/21      1,070,130
 1,370    De Kalb Cnty, GA Hsg Auth Multi-Family Hsg Rev
          North Hill Apts Proj Rfdg (FNMA Collateralized)
          (Variable Rate Coupon).......................... 6.625    01/01/25      1,439,843
   360    Forsyth Cnty, GA Hosp Auth Rev Antic Ctfs GA
          Baptist Hlthcare Sys Proj (Escrowed to Maturity)
          (a)............................................. 6.000    10/01/08        395,860
                                                                               ------------
                                                                                  2,905,833
                                                                               ------------
          ILLINOIS  2.0%
   200    Bedford Park, IL Tax Increment 71st & Cicero
          Proj Rfdg....................................... 7.000    01/01/06        203,984
   210    Chicago, IL Tax Increment Alloc Santn Drain &
          Ship Canal Ser A (a)............................ 7.375    01/01/05        212,535
   250    Chicago, IL Tax Increment Alloc Sub Cent Loop
          Redev Ser A..................................... 6.500    12/01/05        269,737
   545    Clay Cnty, IL Hosp Rev (a)...................... 5.500    12/01/10        508,191
   293    Huntley, IL Spl Svc Area No. 7 Spl Tax (a)...... 6.000    03/01/09        314,966

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          ILLINOIS (CONTINUED)
$  500    Illinois Health Facs Auth Rev Elmhurst Mem
          Healthcare Rfdg (a)............................. 5.000%   01/01/04   $    504,135
   265    Peoria, IL Spl Tax Weaverridge Spl Svc Area
          (a)............................................. 7.625    02/01/08        280,730
                                                                               ------------
                                                                                  2,294,278
                                                                               ------------
          INDIANA  2.2%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg
          (AMBAC Insd).................................... 5.500    01/01/18      1,109,840
 1,400    Indiana Bd Bk Spl Prog Hendricks Redev Ser B.... 6.000    02/01/12      1,401,064
                                                                               ------------
                                                                                  2,510,904
                                                                               ------------
          KANSAS  2.5%
   500    Burlington, KS Envrn Impt Rev................... 4.750    09/01/15        536,675
 1,000    Shawnee Cnty, KS Sch Dist 501 Topeka............ 5.000    02/01/20      1,051,770
   320    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA Insd).... 5.000    05/01/11        358,790
   860    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA Insd).... 5.000    05/01/12        950,575
                                                                               ------------
                                                                                  2,897,810
                                                                               ------------
          KENTUCKY  0.9%
 1,000    Louisville & Jefferson Cnty, KY Ser C........... 5.500    07/01/17      1,090,950
                                                                               ------------

          LOUISIANA  1.3%
   265    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A (a)............................ 7.200    01/01/06        264,338
 1,065    Louisiana Loc Govt Envir Pkg Facs Garage Proj
          Ser A (AMBAC Insd).............................. 5.000    10/01/12      1,175,270
                                                                               ------------
                                                                                  1,439,608
                                                                               ------------
          MARYLAND  0.6%
   625    Maryland St Economic Dev Corp. Univ MD College
          Park Proj....................................... 5.750    06/01/13        673,213
                                                                               ------------

          MASSACHUSETTS  0.3%
    95    Massachusetts St Indl Fin Agy East Boston
          Neighborhood Proj............................... 7.250    07/01/06         94,496
   295    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (a)................................. 6.200    06/01/08        284,681
                                                                               ------------
                                                                                    379,177
                                                                               ------------
          MICHIGAN  3.4%
 1,000    Brighton, MI Area Sch Dist Rfdg................. 5.250    05/01/18      1,100,780
 1,110    Brighton, MI Area Sch Dist Rfdg................. 5.250    05/01/20      1,202,519
   335    John Tolfree Hlth Sys Corp MI Mtg Rev Rfdg
          (a)............................................. 5.450    09/15/06        341,857

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          MICHIGAN (CONTINUED)
$1,000    Michigan Higher Ed Facs Auth Ltd Oblig Kalamazoo
          Clg Proj Rfdg................................... 5.250%   12/01/16   $  1,074,050
   250    Michigan St Strategic Fd Ltd Oblig Rev United
          Waste Sys Proj (a).............................. 5.200    04/01/10        259,200
                                                                               ------------
                                                                                  3,978,406
                                                                               ------------
          MINNESOTA  0.6%
   490    Dakota Cnty, MN Hsg & Redev Auth Multi-Family
          Hsg Rev Affordable Hsg View Pointe Proj (a)..... 6.000    11/01/09        483,846
   150    Minneapolis, MN Multi-Family Rev Hsg Belmont
          Apts Proj....................................... 7.000    11/01/06        152,055
                                                                               ------------
                                                                                    635,901
                                                                               ------------
          MISSOURI  3.3%
 1,500    Kansas City, MO Arpt Rev Genl Impt Ser A (FSA
          Insd)........................................... 7.000    09/01/12      1,587,630
 1,000    Macon, MO Ctfs Partn (MBIA Insd)................ 5.250    08/01/17      1,098,250
 1,000    St. Louis, MO Arpt Rev Arpt Dev Prog Ser A (MBIA
          Insd)........................................... 5.500    07/01/09      1,143,070
                                                                               ------------
                                                                                  3,828,950
                                                                               ------------
          MONTANA  0.4%
   400    Crow Fin Auth, MT Tribal Purp Rev (a)........... 5.400    10/01/07        445,944
                                                                               ------------

          NEBRASKA  3.3%
 1,545    Nebraska Pub Pwr Dist Rev Ser B (AMBAC Insd).... 5.000    01/01/15      1,691,559
 1,975    Omaha, NE Rfdg.................................. 5.000    11/01/16      2,164,699
                                                                               ------------
                                                                                  3,856,258
                                                                               ------------
          NEW JERSEY  4.9%
 1,015    Bordentown, NJ Swr Auth Rev Ser F (MBIA Insd)... 5.250    12/01/15      1,147,732
   500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn Pt
          Marine Terminal A (e) (f) (g)................... 7.375    06/01/07         35,000
 1,400    Essex Cnty, NJ Impt Auth Lease Gtd Cnty
          Correctional Fac Proj (FGIC Insd)............... 5.750    10/01/30      1,545,390
   130    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen
          Proj Ser A (Escrowed to Maturity)............... 8.000    05/15/04        135,355
   800    New Jersey Hlthcare Facs Fin Auth Rev Christ
          Hosp Group Issue (Connie Lee Insd).............. 7.000    07/01/06        916,208
   670    New Jersey St Edl Facs Auth Fairleigh Dickinson
          Univ Ser D (ACA Insd)........................... 5.000    07/01/05        708,183
   455    Rahway, NJ Ctfs Partn (MBIA Insd)............... 5.500    02/15/16        510,164
   565    Rahway, NJ Ctfs Partn (MBIA Insd)............... 5.600    02/15/17        638,156
                                                                               ------------
                                                                                  5,636,188
                                                                               ------------

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          NEW YORK  10.5%
$  305    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
          Rev Woodcrest Estates Fac Ser A (a)............. 5.875%   12/01/09   $    312,601
 1,000    Long Island Pwr Auth NY Elec Gen Ser C.......... 5.500    09/01/17      1,088,030
 1,000    Metropolitan Trans Auth NY Svc Contract Ser B
          (MBIA Insd)..................................... 5.500    07/01/14      1,157,950
 1,000    New York City Hlth & Hosp Hlth Sys Ser A (AMBAC
          Insd)........................................... 5.000    02/15/11      1,110,790
   500    New York City Ser A............................. 7.000    08/01/07        569,015
 2,000    New York City Transitional Future Tax Secd Ser C
          Rfdg (AMBAC Insd)............................... 5.250    08/01/18      2,185,220
 3,325    New York St Environmental Facs Ser B............ 5.000    06/15/18      3,558,448
 1,000    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
          Ser A (Prerefunded @ 02/15/05) (AMBAC Insd)..... 6.200    08/15/05      1,089,600
 1,000    Niagara Falls, NY Pub Impt (MBIA Insd).......... 6.900    03/01/20      1,042,850
                                                                               ------------
                                                                                 12,114,504
                                                                               ------------
          NORTH CAROLINA  3.5%
 1,040    Buncombe Cnty, NC Met Swr Dist Rfdg (MBIA
          Insd)........................................... 5.000    07/01/18      1,120,194
   630    North Carolina Eastn Mun Pwr Agy Pwr Sys Rev Ser
          D............................................... 6.450    01/01/14        699,136
 1,000    North Carolina Infrastructure Correctional Facs
          Projs........................................... 5.000    10/01/16      1,093,420
 1,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)... 5.250    01/01/19      1,087,350
                                                                               ------------
                                                                                  4,000,100
                                                                               ------------
          OHIO  3.5%
   500    Athens Cnty, OH Hosp Facs Rev & Impt O' Bleness
          Mem Ser A Rfdg (a).............................. 6.250    11/15/13        500,065
   210    Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev-
          Port Cleveland Bd Fd B.......................... 6.500    05/15/05        210,603
   500    Dayton, OH Spl Facs Rev Afco Cargo Day LLC Proj
          (a)............................................. 6.000    04/01/09        464,775
 1,670    Toledo, OH Swr Sys Rev.......................... 5.000    11/15/18      1,799,909
 1,000    University Cincinnati OH Gen Ser C.............. 5.000    06/01/18      1,075,740
                                                                               ------------
                                                                                  4,051,092
                                                                               ------------
          OKLAHOMA  1.9%
 1,000    Midwest City, OK Muni Auth (MBIA Insd).......... 5.250    09/01/19      1,086,080
 1,000    Oklahoma City, OK Arpt Trust Jr Lien 28th Ser
          (MBIA Insd)..................................... 4.000    07/01/04      1,020,720
    40    Shawnee, OK Hosp Auth Hosp Rev Midamerica
          Hlthcare Inc Rfdg............................... 5.750    10/01/03         40,002
                                                                               ------------
                                                                                  2,146,802
                                                                               ------------

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          OREGON  3.4%
$2,575    Emerald Peoples Util Dist OR Ser A Rfdg (FSA
          Insd)........................................... 5.250%   11/01/16   $  2,900,274
 1,000    Port Morrow, OR Pollutn Ctl Portland Gen A
          Rfdg............................................ 5.200    05/01/33      1,013,730
                                                                               ------------
                                                                                  3,914,004
                                                                               ------------
          PENNSYLVANIA  5.2%
   900    Philadelphia, PA Gas Wks Rev Third Ser (FSA
          Insd)........................................... 5.000    08/01/10      1,011,591
 2,000    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans A (FGIC Insd)............................. 5.500    04/15/16      2,252,980
 2,470    York Cnty, PA Sch Technology (FGIC Insd)........ 5.375    02/15/16      2,773,267
                                                                               ------------
                                                                                  6,037,838
                                                                               ------------
          RHODE ISLAND  1.6%
 1,835    Rhode Island St Cons Cap Dev Ln Ser A........... 5.000    08/01/12      1,877,297
                                                                               ------------

          SOUTH CAROLINA  2.0%
 1,020    Berkeley Cnty, SC Impt & Rfdg (FSA Insd)........ 5.000    09/01/17      1,108,475
 1,065    Lexington, SC Wtr & Swr Rev & Impt Comb Ser A
          Rfdg (MBIA Insd)................................ 5.000    04/01/14      1,158,432
                                                                               ------------
                                                                                  2,266,907
                                                                               ------------
          TENNESSEE  3.2%
 1,045    Clarksville, TN Wtr Swr & Gas Rfdg (FSA Insd)... 5.000    02/01/13      1,164,736
 1,150    Franklin, TN Spl Sch Dist Cap Apprec (FSA
          Insd)...........................................   *      06/01/15        710,459
 1,505    Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC
          Insd)........................................... 5.750    12/01/11      1,768,616
                                                                               ------------
                                                                                  3,643,811
                                                                               ------------
          TEXAS  2.9%
 1,000    Austin, TX Util Sys Rev Comb Ser A Rfdg (MBIA
          Insd)........................................... 5.375    11/15/05      1,023,380
   500    Brazos River Auth, TX Pollutn Ctl Rev Elec Proj
          Ser C Rfdg (Variable Rate Coupon)............... 5.750    05/01/36        520,620
 1,450    Mesquite, TX Indpt Sch Dist Ser A............... 4.250    08/15/11      1,451,073
   300    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Beverly Oaks Arpt Proj Ser A (a)............ 7.500    02/01/10        304,167
                                                                               ------------
                                                                                  3,299,240
                                                                               ------------
          UTAH  0.1%
   165    Utah St Hsg Fin Agy Single Family Mtg Mezz Ser A
          (FHA/VA Gtd).................................... 7.150    07/01/12        168,120
                                                                               ------------

          VIRGINIA  2.6%
 1,190    James City Svc Auth VA Wtr & Swr................ 5.125    01/15/16      1,320,495
 1,125    James City Svc Auth VA Wtr & Swr................ 5.125    01/15/17      1,239,165
   500    Pittsylvania Cnty, VA Indl Dev Auth Rev Exempt
          Fac Ser A (a)................................... 7.450    01/01/09        494,465
                                                                               ------------
                                                                                  3,054,125
                                                                               ------------
          WASHINGTON  1.5%
 1,500    Clark Cnty, WA Sch Dist 114 Evergreen (FSA
          Insd)........................................... 5.500    12/01/15      1,698,015
                                                                               ------------

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          WEST VIRGINIA  1.3%
$1,500    West Virginia St Hosp Fin Auth (MBIA Insd)...... 6.100%   01/01/18   $  1,518,030
                                                                               ------------

          PUERTO RICO  1.6%
 1,700    Puerto Rico Comwlth Ser C Rfdg (MBIA Insd)...... 5.000    07/01/28      1,900,600
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $109,858,398).......................................................    113,439,480

SHORT-TERM INVESTMENT  1.4%
  (Cost $1,600,000).........................................................      1,600,000
                                                                               ------------

TOTAL INVESTMENTS  99.6%
  (Cost $111,458,398).......................................................    115,039,480
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%.................................        436,098
                                                                               ------------

NET ASSETS  100.0%..........................................................   $115,475,578
                                                                               ============

*   Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) Securities purchased on a when-issued or delayed delivery basis.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Non-income producing security.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Security is in default.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements                                             13

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003

ASSETS:
Total Investments (Cost $111,458,398).......................  $115,039,480
Receivables:
  Interest..................................................     1,619,137
  Investments Sold..........................................     1,416,133
  Fund Shares Sold..........................................       266,367
Other.......................................................       106,301
                                                              ------------
    Total Assets............................................   118,447,418
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,168,794
  Custodian Bank............................................     1,109,939
  Fund Shares Repurchased...................................       144,075
  Variation Margin on Futures...............................       137,219
  Income Distributions......................................        85,086
  Distributor and Affiliates................................        81,831
  Investment Advisory Fee...................................        37,240
Trustees' Deferred Compensation and Retirement Plans........       142,881
Accrued Expenses............................................        64,775
                                                              ------------
    Total Liabilities.......................................     2,971,840
                                                              ------------
NET ASSETS..................................................  $115,475,578
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $111,503,739
Net Unrealized Appreciation.................................     2,900,450
Accumulated Net Realized Gain...............................     1,061,974
Accumulated Undistributed Net Investment Income.............         9,415
                                                              ------------
NET ASSETS..................................................  $115,475,578
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $70,140,529 and 6,519,378 shares of
    beneficial interest issued and outstanding).............  $      10.76
    Maximum sales charge (3.25%* of offering price).........           .36
                                                              ------------
    Maximum offering price to public........................  $      11.12
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $23,901,926 and 2,216,931 shares of
    beneficial interest issued and outstanding).............  $      10.78
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $21,433,123 and 1,997,043 shares of
    beneficial interest issued and outstanding).............  $      10.73
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2003

INVESTMENT INCOME:
Interest....................................................  $ 4,567,462
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $154,236, $221,688 and $185,973,
  respectively).............................................      561,897
Investment Advisory Fee.....................................      512,303
Accounting..................................................       59,824
Shareholder Services........................................       57,424
Legal.......................................................       27,472
Trustees' Fees and Related Expenses.........................       18,062
Custody.....................................................        9,216
Other.......................................................      122,603
                                                              -----------
    Total Expenses..........................................    1,368,801
    Investment Advisory Fee Reduction.......................      199,084
    Less Credits Earned on Cash Balances....................          916
                                                              -----------
    Net Expenses............................................    1,168,801
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,398,661
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   695,283
  Futures...................................................      382,770
                                                              -----------
Net Realized Gain...........................................    1,078,053
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    4,044,161
  End of the Period:
    Investments.............................................    3,581,082
    Futures.................................................     (680,632)
                                                              -----------
                                                                2,900,450
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,143,711)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $   (65,658)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 3,333,003
                                                              ===========

See Notes to Financial Statements                                             15

Statements of Changes in Net Assets

                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................     $  3,398,661          $  2,488,001
Net Realized Gain..................................        1,078,053               536,628
Net Unrealized Appreciation/Depreciation During the
  Period...........................................       (1,143,711)            2,502,287
                                                        ------------          ------------
Change in Net Assets from Operations...............        3,333,003             5,526,916
                                                        ------------          ------------

Distributions from Net Investment Income:
  Class A Shares...................................       (2,298,933)           (1,693,416)
  Class B Shares...................................         (666,166)             (453,963)
  Class C Shares...................................         (558,258)             (301,977)
                                                        ------------          ------------
                                                          (3,523,357)           (2,449,356)
                                                        ------------          ------------

Distributions from Net Realized Gain:
  Class A Shares...................................         (246,892)                  -0-
  Class B Shares...................................          (92,417)                  -0-
  Class C Shares...................................          (78,490)                  -0-
                                                        ------------          ------------
                                                            (417,799)                  -0-
                                                        ------------          ------------
Total Distributions................................       (3,941,156)           (2,449,356)
                                                        ------------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................         (608,153)            3,077,560
                                                        ------------          ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................       65,586,619            53,848,977
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        2,827,927             1,662,317
Cost of Shares Repurchased.........................      (36,079,223)          (23,625,199)
                                                        ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................       32,335,323            31,886,095
                                                        ------------          ------------
TOTAL INCREASE IN NET ASSETS.......................       31,727,170            34,963,655
NET ASSETS:
Beginning of the Period............................       83,748,408            48,784,753
                                                        ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of $9,415 and
  $142,494, respectively)..........................     $115,475,578          $ 83,748,408
                                                        ============          ============

 16                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                ------------------------------------------------
                                               2003     2002 (b)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.86     $10.42     $10.14    $10.22    $10.73
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .38        .42        .49       .46       .47
  Net Realized and Unrealized Gain/Loss.....    (.03)       .44        .23      (.05)     (.48)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .35        .86        .72       .41      (.01)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .40        .42        .43       .49       .50
  Distributions from Net Realized Gain......     .05        -0-        .01       -0-       -0-
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .45        .42        .44       .49       .50
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.76     $10.86     $10.42    $10.14    $10.22
                                              ======     ======     ======    ======    ======

Total Return* (a)...........................   3.33%      8.48%      7.19%     4.13%    -0.10%
Net Assets at End of the Period (In
  millions).................................  $ 70.1     $ 53.5     $ 29.1    $ 26.6    $ 29.5
Ratio of Expenses to Average Net Assets*....    .84%       .85%       .77%     1.44%     1.28%
Ratio of Net Investment Income to Average
  Net Assets*...............................   3.55%      4.08%      4.78%     4.65%     4.49%
Portfolio Turnover..........................     35%        75%       106%       85%       65%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................   1.04%      1.14%      1.23%       N/A       N/A
   Ratio of Net Investment Income to Average
     Net Assets.............................   3.35%      3.79%      4.32%       N/A       N/A

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable

See Notes to Financial Statements                                             17

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                ------------------------------------------------
                                               2003     2002 (b)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.84     $10.41     $10.13    $10.20    $10.71
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .32        .35        .42       .38       .39
  Net Realized and Unrealized Gain/Loss.....    (.01)       .42        .22      (.04)     (.47)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .31        .77        .64       .34      (.08)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .32        .34        .35       .41       .43
  Distributions from Net Realized Gain......     .05        -0-        .01       -0-       -0-
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .37        .34        .36       .41       .43
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.78     $10.84     $10.41    $10.13    $10.20
                                              ======     ======     ======    ======    ======

Total Return* (a)...........................   2.96%(c)   7.61%      6.42%     3.46%    -0.81%
Net Assets at End of the Period (In
  millions).................................  $ 23.9     $ 17.1     $ 11.1    $  8.6    $ 10.4
Ratio of Expenses to Average Net Assets*....   1.59%      1.60%      1.52%     2.20%     1.97%
Ratio of Net Investment Income to Average
  Net Assets*...............................   3.08%(c)   3.34%      4.02%     3.90%     3.80%
Portfolio Turnover..........................     35%        75%       106%       85%       65%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................   1.79%      1.89%      1.98%       N/A       N/A
   Ratio of Net Investment Income to Average
     Net Assets.............................   2.88%(c)   3.05%      3.56%       N/A       N/A

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 3%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class B Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .28%.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                ------------------------------------------------
                                               2003     2002 (b)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.82     $10.40     $10.12    $10.20    $10.71
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .30        .34        .42       .39       .40
  Net Realized and Unrealized Gain/Loss.....    (.02)       .42        .22      (.06)     (.48)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .28        .76        .64       .33      (.08)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .32        .34        .35       .41       .43
  Distributions from Net Realized Gain......     .05        -0-        .01       -0-       -0-
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .37        .34        .36       .41       .43
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.73     $10.82     $10.40    $10.12    $10.20
                                              ======     ======     ======    ======    ======

Total Return* (a)...........................   2.69%(c)   7.52%      6.42%     3.36%    -0.81%
Net Assets at End of the Period (In
  millions).................................  $ 21.4     $ 13.2     $  8.6    $  6.4    $  5.6
Ratio of Expenses to Average Net Assets*....   1.59%      1.60%      1.52%     2.20%     2.02%
Ratio of Net Investment Income to Average
  Net Assets*...............................   2.84%(c)   3.33%      4.02%     3.90%     3.75%
Portfolio Turnover..........................     35%        75%       106%       85%       65%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................   1.79%      1.89%      1.98%       N/A       N/A
   Ratio of Net Investment Income to Average
     Net Assets.............................   2.64%(c)   3.04%      3.56%       N/A       N/A

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .06%.

N/A=Not Applicable

See Notes to Financial Statements                                             19

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Intermediate Term Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust (the "Trust"), a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on May 28, 1993 with two classes of common shares, Class A and Class B shares. The distribution of the Fund's Class C shares commenced on October 19, 1993.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At September 30, 2003, the Fund had $1,168,794 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $111,446,591
                                                              ------------
Gross tax unrealized appreciation...........................  $  4,199,580
Gross tax unrealized depreciation...........................      (606,691)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  3,592,889
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2003 and 2002 was as follows:

                                                                2003       2002
Distributions paid from:
  Ordinary Income...........................................  $318,534    $2,452
  Long Term Capital Gain....................................   113,705       -0-

    Due to inherent differences in the recognition of income, expenses, and realized gains/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. For the tax year ended September 30, 2003, a permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $9,380 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. Also, a permanent difference of $17,763 relating to book to tax amortization differences were reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $213,183
Undistributed long-term capital gain........................  $167,866

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of losses recognized for tax purposes for open futures contracts at September 30, 2003.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

F. EXPENSE REDUCTIONS During the year ended September 30, 2003, the Fund's custody fee was reduced by $916 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .50%
Over $500 million...........................................     .45%

    For the year ended September 30, 2003, the Adviser waived $199,084 of its investment advisory fee. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended September 30, 2003, the Fund recognized expenses of approximately $3,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $43,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Accounting" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $44,800, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $91,000 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

3. CAPITAL TRANSACTIONS

At September 30, 2003, capital aggregated $68,210,867, $22,672,428 and $20,620,444 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   3,510,100    $ 37,536,509
  Class B...................................................   1,307,031      14,035,027
  Class C...................................................   1,310,574      14,015,083
                                                              ----------    ------------
Total Sales.................................................   6,127,705    $ 65,586,619
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     184,280    $  1,971,012
  Class B...................................................      41,458         444,020
  Class C...................................................      38,700         412,895
                                                              ----------    ------------
Total Dividend Reinvestment.................................     264,438    $  2,827,927
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,098,791)   $(22,416,093)
  Class B...................................................    (707,557)     (7,574,011)
  Class C...................................................    (572,938)     (6,089,119)
                                                              ----------    ------------
Total Repurchases...........................................  (3,379,286)   $(36,079,223)
                                                              ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    At September 30, 2002, capital aggregated $51,119,439, $15,767,392 and $12,281,585 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   3,495,876    $ 36,550,416
  Class B...................................................     861,798       9,041,768
  Class C...................................................     787,431       8,256,793
                                                              ----------    ------------
Total Sales.................................................   5,145,105    $ 53,848,977
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     118,435    $  1,241,803
  Class B...................................................      23,048         241,192
  Class C...................................................      17,157         179,322
                                                              ----------    ------------
Total Dividend Reinvestment.................................     158,640    $  1,662,317
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,482,136)   $(15,423,840)
  Class B...................................................    (379,038)     (3,970,421)
  Class C...................................................    (406,444)     (4,230,938)
                                                              ----------    ------------
Total Repurchases...........................................  (2,267,618)   $(23,625,199)
                                                              ==========    ============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2003 and 2002, 49,940 and 27,888 Class B Shares converted to Class A Shares and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2003 and 2002, no Class C Shares converted to Class A Shares.

    Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

imposed on most redemptions made within four years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   3.00%              1.00%
Second......................................................   2.50%               None
Third.......................................................   2.00%               None
Fourth......................................................   1.00%               None
Fifth and Thereafter........................................    None               None

    For the year ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $25,300 and CDSC on redeemed shares of approximately $82,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $70,773,818 and $34,038,138 respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

A. FUTURES CONTRACTS During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds and typically closes the contract prior to delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended September 30, 2003, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2002...........................     -0-
Futures Opened..............................................     575
Futures Closed..............................................    (413)
                                                                ----
Outstanding at September 30, 2003...........................     162
                                                                ====

    The futures contracts outstanding as of September 30, 2003, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5 year futures, December 2003...........     131        $(505,157)
  (Current Notional Value of $113,469 per contract)
U.S. Treasury Notes 10 year futures, December 2003..........      31         (175,475)
  (Current Notional Value of $114,625 per contract).........
                                                                 ---        ---------
                                                                 162        $(680,632)
                                                                 ===        =========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $104,500, and $39,200, for Class B and Class C shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    Included in these fees for the year ended September 30, 2003, are payments retained by Van Kampen of approximately $284,700 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $15,500.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Intermediate Term Municipal Income Fund:

    We have audited the accompanying statement of assets and liabilities of the Van Kampen Intermediate Term Municipal Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended September 30, 1999 were audited by other auditors whose report dated November 9, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Intermediate Term Municipal Income Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 4, 2003

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2003. The Fund designated 99.6% of the income distributions as a tax-exempt income distribution. The Fund designated and paid $113,705 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee            Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                                     since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)        Trustee            Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                       since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                  in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee            Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                                 since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                    Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                    Director of Amgen Inc., a
                                                             ("Allstate") and Allstate               biotechnological company,
                                                             Insurance Company. Prior                and Director of Valero
                                                             to January 1995,                        Energy Corporation, an
                                                             President and Chief                     independent refining
                                                             Executive Officer of                    company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (62)             Trustee            Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                        since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                  in the Fund Complex.
Suite 980                                                    management advisory                     Director of TeleTech
San Diego, CA 92122-6223                                     services. Prior to July                 Holdings Inc.,
                                                             2000, Managing Partner of               Stericycle, Inc.,
                                                             Equity Group Corporate                  TheraSense, Inc., GATX
                                                             Investment (EGI), a                     Corporation, Arris Group,
                                                             company that makes                      Inc. and Trustee of the
                                                             private investments in                  University of Chicago
                                                             other companies.                        Hospitals and Health
                                                                                                     Systems. Prior to May
                                                                                                     2002, Director of
                                                                                                     Peregrine Systems Inc.
                                                                                                     Prior to February 2001,
                                                                                                     Vice Chairman and
                                                                                                     Director of Anixter
                                                                                                     International, Inc. and
                                                                                                     IMC Global Inc. Prior to
                                                                                                     July 2000, Director of
                                                                                                     Allied Riser
                                                                                                     Communications Corp.,
                                                                                                     Matria Healthcare Inc.,
                                                                                                     Transmedia Networks,
                                                                                                     Inc., CNA Surety, Corp.
                                                                                                     and Grupo Azcarero Mexico
                                                                                                     (GAM). Prior to April
                                                                                                     1999, Director of Metal
                                                                                                     Management, Inc.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee            Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                             since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                       executive search firm.                  in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)         Trustee            Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                           since 1993  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                       of the United States, an                in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (67)            Trustee            Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                         since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                   Director of the Lake
                                                             investment holding                      Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee            Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                           since 1993  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                       in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (62)     Trustee            Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                              since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                            University of Chicago and               in the Fund Complex.
                                                             the Adam Smith                          Director of Winston
                                                             Distinguished Service                   Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey (61)       Trustee            Trustee     Chief Communications           88       Trustee/Director/Managing
2101 Constitution Ave., N.W.                     since 1999  Officer of the National                 General Partner of funds
Room 285                                                     Academy of                              in the Fund Complex.
Washington, D.C. 20418                                       Sciences/National                       Director of Neurogen
                                                             Research Council, an                    Corporation, a
                                                             independent, federally                  pharmaceutical company,
                                                             chartered policy                        since January 1998.
                                                             institution, since 2001
                                                             and previously Chief
                                                             Operating Officer from
                                                             1993 to 2001. Director of
                                                             the Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES*

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,           Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President and      since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020            Chief Executive                funds in the Fund                       in the Fund Complex.
                              Officer                        Complex. Chairman,
                                                             President, Chief
                                                             Executive Officer and
                                                             Director of the Advisers
                                                             and VK Advisors Inc.
                                                             since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee            Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                                 since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.

Wayne W. Whalen* (64)         Trustee            Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                            since 1993  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                            Meagher & Flom                          in the Fund Complex.
                                                             (Illinois), legal counsel
                                                             to funds in the Fund
                                                             Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President      Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                              since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                   December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                            Investments and President and Chief Operations Officer of
                                                             the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                             Executive Vice President and Chief Investment Officer of
                                                             funds in the Fund Complex. Prior to May 2001, Managing
                                                             Director and Chief Investment Officer of Van Kampen
                                                             Investments, and Managing Director and President of the
                                                             Advisers and Van Kampen Advisors Inc. Prior to December
                                                             2000, Executive Vice President and Chief Investment Officer
                                                             of Van Kampen Investments, and President and Chief Operating
                                                             Officer of the Advisers. Prior to April 2000, Executive Vice
                                                             President and Chief Investment Officer for Equity
                                                             Investments of the Advisers. Prior to October 1998, Vice
                                                             President and Senior Portfolio Manager with AIM Capital
                                                             Management, Inc. Prior to February 1998, Senior Vice
                                                             President and Portfolio Manager of Van Kampen American
                                                             Capital Asset Management, Inc., Van Kampen American Capital
                                                             Investment Advisory Corp. and Van Kampen American Capital
                                                             Management, Inc.

Stefanie V. Chang (36)       Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                      since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  Vice President      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           and Chief                       Management Inc. and Morgan Stanley Investments LP and
                             Investment Officer              Director of Morgan Stanley Trust for over 5 years. Executive
                                                             Vice President and Chief Investment Officer of funds in the
                                                             Fund Complex. Managing Director and Chief Investment Officer
                                                             of Van Kampen Investments, the Advisers and Van Kampen
                                                             Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President      Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                 since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                   the Fixed Income Department of the Advisers and Van Kampen
                                                             Advisors Inc. Prior to December 2000, Senior Vice President
                                                             of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                             2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                             President of the government securities bond group for Asset
                                                             Management.

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice      Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and       since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal                       funds in the Fund Complex. Chief Global Operations Officer
                             Executive Officer               and Managing Director of Morgan Stanley Investment
                                                             Management Inc. Managing Director of Morgan Stanley.
                                                             Managing Director and Director of Morgan Stanley Investment
                                                             Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                             Executive Officer and Director of Morgan Stanley Trust. Vice
                                                             President of the Morgan Stanley Funds.

A. Thomas Smith III (46)     Vice President and  Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary           since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                           Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Managing Director and General
                                                             Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                             Inc. Vice President and Secretary of funds in the Fund
                                                             Complex. Prior to July 2001, Managing Director, General
                                                             Counsel, Secretary and Director of Van Kampen Investments,
                                                             the Advisers, the Distributor, Investor Services, and
                                                             certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                             Secretary and Director of Van Kampen Investments, the
                                                             Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Prior to January 1999, Vice President
                                                             and Associate General Counsel to New York Life Insurance
                                                             Company ("New York Life"), and prior to March 1997,
                                                             Associate General Counsel of New York Life. Prior to
                                                             December 1993, Assistant General Counsel of The Dreyfus
                                                             Corporation. Prior to August 1991, Senior Associate, Willkie
                                                             Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                             the Securities and Exchange Commission, Division of
                                                             Investment Management, Office of Chief Counsel.

John L. Sullivan (48)        Vice President,     Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Chief Financial     since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181   Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                             Complex. Head of Fund Accounting for Morgan Stanley
                                                             Investment Management. Prior to December 2002, Executive
                                                             Director of Van Kampen Investments, the Advisers and Van
                                                             Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 138, 338, 538
                                                 INF ANR 11/03 12226K03-AP-11/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen New York Tax Free Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of September 30, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Municipal Bond Index from 7/30/94 through 9/30/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN NEW YORK TAX FREE      LEHMAN BROTHERS MUNICIPAL BOND
                                                                        INCOME FUND                           INDEX
                                                                ----------------------------      ------------------------------
7/94                                                                       9527.00                          10000.00
                                                                           9422.00                           9887.29
12/94                                                                      9248.00                           9746.00
                                                                           9958.00                          10434.60
                                                                          10046.00                          10685.90
                                                                          10320.00                          10993.20
12/95                                                                     10850.00                          11447.00
                                                                          10624.00                          11309.20
                                                                          10735.00                          11395.60
                                                                          11077.00                          11656.80
12/96                                                                     11408.00                          11953.80
                                                                          11430.00                          11925.20
                                                                          11833.00                          12335.80
                                                                          12247.00                          12707.80
12/97                                                                     12654.00                          13052.40
                                                                          12852.00                          13202.70
                                                                          13090.00                          13403.80
                                                                          13554.00                          13815.10
12/98                                                                     13602.00                          13898.20
                                                                          13713.00                          14021.50
                                                                          13443.00                          13773.80
                                                                          13201.00                          13718.90
12/99                                                                     12937.00                          13612.40
                                                                          13292.00                          14010.20
                                                                          13470.00                          14221.80
                                                                          13849.00                          14566.00
12/00                                                                     14534.00                          15202.80
                                                                          14842.00                          15540.20
                                                                          14980.00                          15641.10
                                                                          15368.00                          16080.40
12/01                                                                     15184.00                          15982.10
                                                                          15385.00                          16132.80
                                                                          15966.00                          16723.10
                                                                          16849.00                          17517.30
12/02                                                                     16790.00                          17517.20
                                                                          16963.00                          17727.80
                                                                          17428.00                          18185.10
9/03                                                                      17470.00                          18199.30

Index data source: Bloomberg

                               A SHARES                B SHARES                C SHARES
                            since 7/29/94           since 7/29/94           since 7/29/94
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.83%       6.27%       6.24%       6.24%       6.06%       6.06%

5-year                     5.21        4.19        4.43        4.17        4.45        4.45

1-year                     3.69       -1.22        2.93       -1.05        2.92        1.93
---------------------------------------------------------------------------------------------
30-Day Subsidized SEC
Yield                           3.71%                   3.16%                   3.16%

30-Day SEC Yield                 3.38                    2.81                    2.81

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Certain non-recurring payments were made to Class C shares, resulting in an increase to the one-year total return of 0.03 percent. The since inception return for Class B shares reflect its conversion into Class A shares seven years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. The subsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change. Distribution rate represents the monthly annualized distributions of the fund at the end of the period and not the earnings of the fund.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003

       Van Kampen New York Tax Free Income Fund is managed by the Adviser's Municipal team.(1) Members of the team include Dennis S. Pietrzak, Executive Director; John R. Reynoldson, Executive Director; and Timothy
       D. Haney, Vice President. The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The economic backdrop for the 12 months ended September 30 was largely characterized by the persistent weakness of the U.S. economy. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and Wall Street officials suggesting that the U.S. economy might be entering a deflationary period also weighed heavily on the minds of investors. The Federal Reserve Board (the Fed) attempted to allay these fears and keep the economy moving in the right direction by cutting the Fed Funds target rate twice, for a total reduction of 0.75 percent. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds.

       The uncertain climate had a definite effect on the municipal bond market. While yields on intermediate- and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy. From October 2002 to mid-June 2003, municipal yields fell by roughly 80 basis points to levels not seen since the late 1960s. These plummeting yields led to a surge in issuance as municipalities moved to lock in low financing rates and, in the case of older bonds, refinancing costs. These record levels of supply met with record levels of demand as investors in search of relative investment stability poured cash into municipal bond funds. Demand for municipal bonds was also strong from so-called "cross-over" buyers--investors who traditionally favor taxable investments but were drawn to municipal bonds for their relatively attractive yields.

       The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the rising equity market. Interest from cross-over investors also evaporated as the relative attractiveness of the taxable market grew. Issuance remained strong throughout this leg of the period, though it abated somewhat in the last three months.

(1)Team members may change at any time without notice.

       The New York economy faced enormous challenges during the period, with Wall Street revenues and general tax receipts across the state declining. Demand for New York debt remained strong, however, and helped support price levels in spite of these challenges. State and local municipalities were quick to respond to this demand by stepping up their issuance of new and refinanced debt.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- The fund returned 3.69 percent for the 12 months that ended September 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.89 percent for the same period.

        -- The fund's monthly dividend of $0.0520 translated to a distribution rate of 3.62 percent based on the fund's maximum offering price (as of September 30, 2003, Class A shares adjusted for sales charges).

       See Performance Summary for additional information and index definition.

Q.     WHAT FACTORS HINDERED PERFORMANCE DURING THE REPORTING PERIOD?

A. The fund's positions in higher-yielding paper lagged in the broader rally early in the period. While these bonds continued to produce strong income, their relatively low interest-rate sensitivity caused them to trail more rate-responsive bonds. The fund's holdings in the housing sector also dampened performance somewhat. Housing bonds in general lagged the market during the rally because of their perceived vulnerability to refinancing.

TOP 5 SECTORS AS OF 9/30/03                 RATING ALLOCATION AS OF 9/30/03
General Purpose               22.3%         AAA/Aaa                        49.6%
Higher Education              19.9          AA/Aa                          32.5
Transportation                 8.1          A/A                            11.9
Industrial Revenue             7.6          BBB/Baa                         3.5
Water & Sewer                  7.3          Non-Rated                       2.5

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. One of our key strategies during the period was to shift the portfolio's maturity profile to take advantage of compelling relative-value opportunities. Our analysis indicated that the most attractive part of the curve was in the 15- to 20-year range, where several securities with premium coupons were available. These bonds were attractive because they offered a combination of strong income and moderate interest-rate sensitivity, and were strong performers for the year.

       The fund also benefited from our avoidance of certain segments of the market that we felt offered weaker total-return opportunities. For example, we made a strategic decision to avoid tobacco bonds, which proved a benefit to the fund when these issues suffered from a string of highly-publicized setbacks.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING
       KEY THEMES.

A. As mentioned earlier, we actively adjusted the portfolio's maturity profile to take advantage of relative-value and income opportunities. With interest rates at historic lows for much of the period, we also moved to trim the fund's duration (a broad measure of interest-rate sensitivity) slightly in order to help protect the portfolio from any potential increase in rates.

       Demand among retail investors for higher-yielding, lower- and non-rated bonds grew sharply during the period. We capitalized on this demand by selling from the portfolio several of these types of securities that had met their performance targets, and we reinvested the capital elsewhere. Many of the securities we bought were also from lower-rating categories, and rapidly reached their own price targets.

       The portfolio remained well diversified during the period, with exposure to all major sectors of the New York market. We added selectively to the fund's holdings of new sectors such as Personal Income Tax bonds, or PITs, that allowed us to further diversify the portfolio's exposure.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS?

A. The economy has lately shown clear signs of improvement, though the employment picture remains soft and the likelihood of a sustained rebound is questionable. In this environment, we believe the Fed is likely to maintain a neutral stance in the absence of signs of strong economic growth. We will continue to monitor the market closely for compelling investment opportunities.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

September 30, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
          MUNICIPAL BONDS  99.0%
          NEW YORK  98.1%
$  330    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A...........................        6.875%   06/01/39   $    298,449
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City
          of Buffalo Proj (FSA Insd).................        5.750    05/01/21      1,390,787
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City
          of Buffalo Proj (FSA Insd).................        5.750    05/01/22      1,385,075
 1,250    Hempstead Town, NY Indl Dev Adelphi Univ
          Civic Fac..................................        5.750    06/01/22      1,347,562
   500    Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY
          Institute of Technology Rfdg (Prerefunded @
          03/01/06)..................................        7.500    03/01/26        582,785
 1,250    Long Island Pwr Auth, NY Elec Sys Rev Gen
          Ser A (AMBAC Insd).........................        5.500    12/01/09      1,442,025
 2,000    Long Island Pwr Auth, NY Elec Sys Rev Gen
          Ser C......................................        5.500    09/01/19      2,139,520
 1,000    Metropolitan Trans Auth NY Rev Ser A Rfdg
          (AMBAC Insd)...............................        5.500    11/15/19      1,113,280
 1,000    Metropolitan Trans Auth NY Svc Contract Ser
          A Rfdg.....................................        5.125    01/01/29      1,016,850
 1,000    Monroe Cnty, NY Indl Dev Agy Nazareth
          College Rochester Proj (MBIA Insd).........        5.250    10/01/21      1,068,370
 1,155    Monroe Cnty, NY Indl Dev Agy Saint John
          Fisher College Proj (a)....................        5.375    06/01/09      1,307,090
 2,510    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser A.................................        5.750    11/15/13      2,868,403
 1,000    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser A1 (AMBAC Insd)...................        5.375    11/15/16      1,120,150
 1,500    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser B Rfdg (AMBAC Insd)...............        5.000    11/15/17      1,621,860
 2,425    New York City Fiscal 2003 Ser I............        5.750    03/01/15      2,695,897
 1,500    New York City Hlth & Hosp Corp Rev Hlth Sys
          Ser A (FSA Insd)...........................        5.500    02/15/18      1,667,175
 1,000    New York City Hlth & Hosp Corp Rev Hlth Sys
          Ser A (FSA Insd)...........................        5.500    02/15/19      1,103,940
 1,000    New York City Hsg Dev Corp Ser A...........        5.500    11/01/34      1,033,810
   475    New York City Indl Dev Agy Civic Fac Rev
          Cmnty Res Developmentally Disabled.........        7.500    08/01/26        482,942

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
          NEW YORK (CONTINUED)
$  500    New York City Indl Dev Agy Civic Fac Rev
          College of New Rochelle Proj...............        5.750%   09/01/17   $    528,660
 1,800    New York City Indl Dev Agy Civic Fac Rev
          New York Inst of Technology Proj (MBIA
          Insd)......................................        5.250    03/01/18      1,972,872
   500    New York City Indl Dev Agy Civic Fac Rev
          YMCA Greater NY Proj.......................        6.000    08/01/07        563,630
 1,015    New York City Indl Dev Agy Fac Rev Royal
          Charter-NY Presbyterian (FSA Insd).........        5.250    12/15/11      1,155,395
 1,405    New York City Indl Dev Agy Fac Rev Royal
          Charter-NY Presbyterian (FSA Insd).........        5.375    12/15/16      1,577,689
 1,000    New York City Indl Dev Agy Spl Arpt Fac Rev
          Airl JFK I LLC Proj Ser A..................        5.500    07/01/28        954,430
 1,440    New York City Indl Dev Agy Spl Fac Rev
          Terminal One Group Assn Proj...............        6.100    01/01/09      1,475,582
   500    New York City Muni Wtr Fin Ser B...........        6.000    06/15/33        588,495
   825    New York City Muni Wtr Fin Ser B
          (Prerefunded @ 06/15/10)...................        6.000    06/15/33        993,424
 2,500    New York City Ser A........................        5.500    08/01/20      2,656,925
 1,000    New York City Ser A Rfdg...................        5.250    03/15/14      1,104,030
 1,000    New York City Ser A Rfdg...................        5.250    03/15/15      1,101,280
 1,000    New York City Ser B (MBIA Insd)............        5.875    08/01/15      1,163,710
 1,000    New York City Ser H (FGIC Insd)............        6.000    08/01/12      1,188,050
 1,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (b)............. 5.500/14.000    11/01/26      1,134,240
 1,500    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser C (AMBAC Insd).........        5.250    08/01/21      1,600,905
 1,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser D (MBIA Insd)..........        5.250    02/01/19      1,088,810
 1,540    New York City Transitional Future Tax Secd
          Ser B......................................        5.500    02/01/15      1,720,473
 2,000    New York St Dorm Auth Lease Rev Court Fac
          Ser A......................................        5.500    05/15/20      2,141,020
   510    New York St Dorm Auth Lease Rev Insd St
          Judicial Inst At Pace (AMBAC Insd).........        5.500    07/01/09        588,382
   600    New York St Dorm Auth Lease Rev Insd St
          Judicial Inst At Pace (AMBAC Insd).........        5.500    07/01/10        693,822
 1,500    New York St Dorm Auth Lease Rev Muni Hlth
          Fac Impt Pg Ser 1 (FSA Insd)...............        5.500    01/15/14      1,692,060
 1,000    New York St Dorm Auth Lease Rev St Univ
          Dorm Fac...................................        5.375    07/01/16      1,104,130
 1,000    New York St Dorm Auth Rev City Univ Cons
          Third Ser 1 (FGIC Insd)....................        5.250    07/01/25      1,036,410
 1,230    New York St Dorm Auth Rev City Univ Ser D
          Rfdg (FSA Insd)............................        5.750    07/01/12      1,435,004

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
          NEW YORK (CONTINUED)
$  750    New York St Dorm Auth Rev City Univ Sys
          Cons Ser A.................................        5.625%   07/01/16   $    863,865
 1,000    New York St Dorm Auth Rev City Univ Sys
          Cons Ser B.................................        6.000    07/01/14      1,177,730
   175    New York St Dorm Auth Rev City Univ Third
          Ser 2......................................        6.000    07/01/05        188,997
   425    New York St Dorm Auth Rev City Univ Third
          Ser 2 (Escrowed to Maturity)...............        6.000    07/01/05        461,163
 1,455    New York St Dorm Auth Rev Insd NY Sarc Inc
          Ser A (FSA Insd)...........................        5.000    07/01/11      1,627,665
 1,055    New York St Dorm Auth Rev Insd NY St Rehab
          Assn Ser A (AMBAC Insd)....................        5.500    07/01/13      1,203,175
 1,040    New York St Dorm Auth Rev Insd NY St Rehab
          Assn Ser A (AMBAC Insd)....................        5.500    07/01/15      1,175,106
 1,500    New York St Dorm Auth Rev Mem Sloan-
          Kettering Ctr Ser 1 (MBIA Insd)............        5.000    07/01/20      1,574,895
 1,000    New York St Dorm Auth Rev Mental Hlth Svc
          Fac Impt Ser B (MBIA Insd).................        5.250    08/15/31      1,033,470
 1,200    New York St Dorm Auth Rev Miriam Osborn Mem
          Home Ser B (ACA Insd)......................        6.375    07/01/29      1,303,092
   750    New York St Dorm Auth Rev Nursing Home
          Menorah Campus (FHA Gtd)...................        5.950    02/01/17        811,073
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser C (MBIA Insd)..........................        5.250    10/01/16      1,108,470
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser D (MBIA Insd)..........................        5.500    10/01/17      1,125,750
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser I (MBIA Insd)..........................        5.750    10/01/18      1,148,740
 1,000    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg..............................        5.750    02/15/17      1,141,940
 1,000    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg..............................        5.750    02/15/18      1,116,170
 1,000    New York St Dorm Auth Rev Second Hosp
          Interfaith Med Cent Ser D (FSA Insd).......        5.750    02/15/08      1,141,220
 1,000    New York St Dorm Auth Rev St Personal
          Income Tax Ed Ser A........................        5.375    03/15/20      1,086,440
 1,000    New York St Dorm Auth Rev St Personal
          Income Tax Ed Ser A........................        5.000    03/15/32      1,010,870
 1,000    New York St Dorm Auth Rev St Univ Ed Fac
          1989 Res (MBIA Insd).......................        6.000    05/15/15      1,170,760
 1,000    New York St Dorm Auth Rev St Univ Ed Fac
          Ser A......................................        5.250    05/15/21      1,093,740
 1,140    New York St Dorm Auth Rev St Univ Ed Fac
          Ser A (FSA Insd)...........................        5.875    05/15/17      1,369,459

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
          NEW YORK (CONTINUED)
$1,665    New York St Dorm Auth Rev St Univ Ed Fac
          Ser B (FSA Insd)...........................        5.250%   05/15/13   $  1,890,657
 1,000    New York St Dorm Auth Rev Insd Brooklyn Law
          Sch Ser B (XLCA Insd)......................        5.375    07/01/23      1,072,060
   500    New York St Energy Resh & Dev Auth Gas Fac
          Rev Brooklyn Union Gas Ser B (Inverse Fltg)
          (c)........................................       12.504    07/01/26        620,900
 2,500    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds.....................        5.000    06/15/21      2,618,325
 1,000    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds Pooled Fin Pgm I....        5.250    09/15/19      1,089,000
 1,890    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds Ser B...............        5.000    12/15/21      1,973,273
 2,280    New York St Loc Govt Assist Corp Ser E
          Rfdg.......................................        6.000    04/01/14      2,716,506
 1,500    New York St Med Care Fac Fin Hosp & Nursing
          Home Ser D Agy Rev (FHA Gtd)...............        6.200    02/15/28      1,616,100
 1,000    New York St Mtg Agy Rev Homeowner Mtg Ser
          71.........................................        5.400    04/01/29      1,020,770
 1,645    New York St Mtg Agy Rev Homeowner Mtg Ser
          82.........................................        5.650    04/01/30      1,768,276
 1,000    New York St Mtg Agy Rev Ser 101............        5.400    04/01/32      1,022,670
 1,885    New York St Ser C Rfdg.....................        5.000    04/15/19      1,995,668
 1,000    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg.................................        6.000    04/01/07      1,138,120
 1,000    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg (AMBAC Insd)....................        5.500    04/01/11      1,139,990
 1,500    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg.................................        5.500    04/01/16      1,672,845
   500    New York St Urban Dev Corp Rev Correctional
          Fac Ser A Rfdg.............................        5.500    01/01/14        563,660
 1,400    New York St Urban Dev Corp Rev Personal
          Income Tax St Fac Ser A....................        5.375    03/15/18      1,532,230
   420    Niagara Falls, NY Pub Impt (MBIA Insd).....        6.900    03/01/20        437,997
   325    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser A..................        5.875    12/01/29        281,707
   200    Port Auth NY & NJ Spl Oblig................        7.000    10/01/07        209,384
   555    Rockland Cnty, NY Indl Dev Agy Civic Fac
          Rev Dominican College Proj.................        6.250    05/01/28        539,038
 1,000    Rockland Cnty, NY Solid Waste Ser B (AMBAC
          Insd)......................................        5.000    12/15/23      1,040,910
 1,000    Rondout Vly Cent Sch Dist NY Accord Ser A
          Rfdg (FGIC Insd)...........................        5.000    03/01/19      1,056,570
 1,320    Sodus, NY Cent Sch Dist Rfdg (FGIC Insd)...        5.125    06/15/18      1,421,680

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

September 30, 2003

PAR
AMOUNT                                                                              MARKET
(000)     DESCRIPTION                                    COUPON       MATURITY      VALUE
          NEW YORK (CONTINUED)
$  110    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
          Rest Ser B.................................        7.500%   08/01/10   $    110,532
   250    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A..........................        7.375    03/01/21        257,060
 2,000    Triborough Brdg & Tunl Auth NY Gen Purp Ser
          A..........................................        5.250    01/01/18      2,167,540
 1,500    Triborough Brdg & Tunl Auth NY Rev Gen Purp
          Ser A......................................        5.000    01/01/32      1,513,515
 1,000    Ulster Cnty, NY Res Recovery Agy Solid
          Waste Sys Rev Rfdg.........................        5.250    03/01/18      1,093,570
 1,000    Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr
          Sys Rev (AMBAC Insd).......................        5.750    04/01/20      1,131,970
   380    Utica, NY Indl Dev Agy Civic Fac Rev Utica
          College Proj Ser A.........................        5.750    08/01/28        366,119
   500    Westchester Cnty, NY Indl Dev Agy Mtg
          Kendal on Hudson Proj Ser A................        6.375    01/01/24        501,425
 1,000    Yonkers, NY Indl Dev Agy Civic Fac Rev
          Cmnty Dev Ppty Yonkers Inc Ser A...........        6.625    02/01/26      1,059,340
                                                                                 ------------
                                                                                  119,518,595
                                                                                 ------------
          U. S. VIRGIN ISLANDS  0.9%
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
          Taxes Ln Nt Ser A..........................        6.375    10/01/19      1,111,560
                                                                                 ------------
TOTAL INVESTMENTS  99.0%
  (Cost $114,427,751).........................................................    120,630,155
OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%...................................      1,197,754
                                                                                 ------------

NET ASSETS  100.0%............................................................   $121,827,909
                                                                                 ============

(a) All or a portion of this security has been physically segregated in connection with open futures contracts.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

September 30, 2003

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             11

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
September 30, 2003

ASSETS:
Total Investments (Cost $114,427,751).......................  $120,630,155
Receivables:
  Interest..................................................     1,608,776
  Investments Sold..........................................       245,000
  Fund Shares Sold..........................................       210,851
Other.......................................................        63,864
                                                              ------------
    Total Assets............................................   122,758,646
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       221,919
  Custodian Bank............................................       183,287
  Variation Margin on Futures...............................       145,719
  Income Distributions......................................       111,885
  Distributor and Affiliates................................        91,781
  Investment Advisory Fee...................................        24,645
Trustees' Deferred Compensation and Retirement Plans........        89,881
Accrued Expenses............................................        61,620
                                                              ------------
    Total Liabilities.......................................       930,737
                                                              ------------
NET ASSETS..................................................  $121,827,909
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $116,336,982
Net Unrealized Appreciation.................................     5,479,882
Accumulated Undistributed Net Investment Income.............        65,106
Accumulated Net Realized Loss...............................       (54,061)
                                                              ------------
NET ASSETS..................................................  $121,827,909
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $63,603,672 and 3,879,124 shares of
    beneficial interest issued and outstanding).............  $      16.40
    Maximum sales charge (4.75%* of offering price).........           .82
                                                              ------------
    Maximum offering price to public........................  $      17.22
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $40,501,305 and 2,473,212 shares of
    beneficial interest issued and outstanding).............  $      16.38
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,722,932 and 1,081,471 shares of
    beneficial interest issued and outstanding).............  $      16.39
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended September 30, 2003

INVESTMENT INCOME:
Interest....................................................  $ 5,191,976
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $135,372, $409,945 and $143,100,
  respectively).............................................      688,417
Investment Advisory Fee.....................................      657,224
Accounting..................................................       56,663
Shareholder Services........................................       52,997
Legal.......................................................       19,857
Trustees' Fees and Related Expenses.........................       17,725
Custody.....................................................       10,865
Other.......................................................       65,564
                                                              -----------
    Total Expenses..........................................    1,569,312
    Investment Advisory Fee Reduction.......................      556,273
    Less Credits Earned on Cash Balances....................          945
                                                              -----------
    Net Expenses............................................    1,012,094
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,179,882
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   749,380
  Futures...................................................      240,435
                                                              -----------
Net Realized Gain...........................................      989,815
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    7,122,812
  End of the Period:
    Investments.............................................    6,202,404
    Futures.................................................     (722,522)
                                                              -----------
                                                                5,479,882
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,642,930)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (653,115)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 3,526,767
                                                              ===========

See Notes to Financial Statements                                             13

Statements of Changes in Net Assets

                                                         YEAR ENDED            YEAR ENDED
                                                     SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                                     ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................     $  4,179,882          $  3,823,772
Net Realized Gain..................................          989,815             1,168,453
Net Unrealized Appreciation/Depreciation During the
  Period...........................................       (1,642,930)            3,243,757
                                                        ------------          ------------
Change in Net Assets from Operations...............        3,526,767             8,235,982
                                                        ------------          ------------

Distributions from Net Investment Income:
  Class A Shares...................................       (2,244,033)           (2,039,139)
  Class B Shares...................................       (1,406,581)           (1,433,678)
  Class C Shares...................................         (484,424)             (354,893)
                                                        ------------          ------------
Total Distributions................................       (4,135,038)           (3,827,710)
                                                        ------------          ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................         (608,271)            4,408,272
                                                        ------------          ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................       44,156,929            29,177,083
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        2,899,936             2,645,188
Cost of Shares Repurchased.........................      (24,649,019)          (21,982,908)
                                                        ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................       22,407,846             9,839,363
                                                        ------------          ------------
TOTAL INCREASE IN NET ASSETS.......................       21,799,575            14,247,635
NET ASSETS:
Beginning of the Period............................      100,028,334            85,780,699
                                                        ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of $65,106
  and $59,000, respectively).......................     $121,827,909          $100,028,334
                                                        ============          ============

 14                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                                ------------------------------------------------
                                               2003     2002 (a)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $16.49     $15.76     $14.91    $14.94    $16.22
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .69        .74        .73       .77       .79
  Net Realized and Unrealized Gain/Loss.....    (.10)       .73        .88      (.07)    (1.19)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .59       1.47       1.61       .70      (.40)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .68        .74        .76       .73       .79
  Distributions from Net Realized Gain......     -0-        -0-        -0-       -0-       .09
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .68        .74        .76       .73       .88
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $16.40     $16.49     $15.76    $14.91    $14.94
                                              ======     ======     ======    ======    ======

Total Return* (b)...........................   3.69%      9.63%     10.97%     4.91%    -2.61%
Net Assets at End of the Period (In
  millions).................................  $ 63.6     $ 47.5     $ 43.5    $ 29.0    $ 36.6
Ratio of Expenses to Average Net Assets*....    .55%       .38%       .53%      .61%      .33%
Ratio of Net Investment Income to Average
  Net Assets*...............................   4.19%      4.68%      4.74%     5.26%     5.03%
Portfolio Turnover..........................     27%        43%        30%       58%       67%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets.....   1.06%      1.07%      1.13%     1.32%     1.23%
Ratio of Net Investment Income to Average
  Net Assets................................   3.68%      3.99%      4.14%     4.56%     4.13%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                                ------------------------------------------------
                                               2003     2002 (a)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $16.47     $15.74     $14.90    $14.92    $16.21
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .56        .62        .62       .66       .68
  Net Realized and Unrealized Gain/Loss.....    (.09)       .73        .86      (.06)    (1.20)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .47       1.35       1.48       .60      (.52)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .56        .62        .64       .62       .68
  Distributions from Net Realized Gain......     -0-        -0-        -0-       -0-       .09
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .56        .62        .64       .62       .77
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $16.38     $16.47     $15.74    $14.90    $14.92
                                              ======     ======     ======    ======    ======

Total Return* (b)...........................   2.93%      8.83%     10.09%     4.17%    -3.34%
Net Assets at End of the Period (In
  millions).................................  $ 40.5     $ 40.5     $ 35.0    $ 28.8    $ 28.2
Ratio of Expenses to Average Net Assets*....   1.29%      1.13%      1.28%     1.36%     1.08%
Ratio of Net Investment Income to Average
  Net Assets*...............................   3.45%      3.92%      3.99%     4.51%     4.27%
Portfolio Turnover..........................     27%        43%        30%       58%       67%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets.....   1.80%      1.82%      1.88%     2.07%     1.98%
Ratio of Net Investment Income to Average
  Net Assets................................   2.94%      3.24%      3.39%     3.81%     3.37%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                                ------------------------------------------------
                                               2003     2002 (a)     2001      2000      1999
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $16.48     $15.75     $14.91    $14.92    $16.20
                                              ------     ------     ------    ------    ------
  Net Investment Income.....................     .56        .62        .60       .68       .68
  Net Realized and Unrealized Gain/Loss.....    (.09)       .73        .88      (.07)    (1.19)
                                              ------     ------     ------    ------    ------
Total from Investment Operations............     .47       1.35       1.48       .61      (.51)
                                              ------     ------     ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .56        .62        .64       .62       .68
  Distributions from Net Realized Gain......     -0-        -0-        -0-       -0-       .09
                                              ------     ------     ------    ------    ------
Total Distributions.........................     .56        .62        .64       .62       .77
                                              ------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $16.39     $16.48     $15.75    $14.91    $14.92
                                              ======     ======     ======    ======    ======

Total Return* (b)...........................   2.92%(c)   8.83%     10.09%     4.24%    -3.28%
Net Assets at End of the Period (In
  millions).................................  $ 17.7     $ 12.0     $  7.3    $  4.6    $  5.1
Ratio of Expenses to Average Net Assets*....   1.30%      1.13%      1.30%     1.36%     1.08%
Ratio of Net Investment Income to Average
  Net Assets*...............................   3.45%(c)   3.92%      3.97%     4.52%     4.28%
Portfolio Turnover..........................     27%        43%        30%       58%       67%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets.....   1.81%      1.82%      1.90%     2.07%     1.98%
Ratio of Net Investment Income to Average
  Net Assets................................   2.94%(c)   3.23%      3.37%     3.81%     3.38%

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

See Notes to Financial Statements                                             17

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen New York Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware business trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in a portfolio of New York municipal securities that are rated investment grade at the time of purchase. The Fund commenced investment operations on July 29, 1994, with three classes of common shares, Class A, Class B and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payments is made. At September 30, 2003, the Fund had no when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $733,829 which will expire on September 30, 2009.

    At September 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $114,472,272
                                                              ============
Gross tax unrealized appreciation...........................  $  6,317,379
Gross tax unrealized depreciation...........................      (159,496)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  6,157,883
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended September 30, 2003 and 2002 was as follows:

                                                               2003      2002
Distributions paid from:
  Ordinary Income...........................................  $6,501    $25,277
  Long-term capital gain....................................     -0-        -0-
                                                              ------    -------
                                                              $6,501    $25,277
                                                              ======    =======

    Due to inherent differences in the recognition of income, expenses and realized gains/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the Fund's investment in other regulated investment companies totaling $5,660 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, permanent differences relating to book and tax amortization totaling $44,398 has been reclassified from accumulated undistributed net investment income to accumulated net realized loss.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $11,191

    Net realized gains and losses may differ for financial reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open future transactions at September 30, 2003.

F. EXPENSE REDUCTIONS During the year ended September 30, 2003, the Fund's custody fee was reduced by $945 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser"), will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     0.60%
Over $500 million...........................................     0.50%

    For the year ended September 30, 2003, the Adviser voluntarily waived $556,273 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended September 30, 2003, the Fund recognized expenses of approximately $5,500, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $38,300 representing Van Kampen Investments or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Accounting" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended September 30, 2003, the Fund recognized expenses of approximately $37,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $47,333 are included in "Other" assets on the Statement of Assets and Liabilities at September 30, 2003. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

    At September 30, 2003, capital aggregated $61,360,150, $37,757,810 and $17,219,022 for Classes A, B and C, respectively. For the year ended September 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,655,466    $ 27,062,415
  Class B...................................................     519,637       8,452,098
  Class C...................................................     531,210       8,642,416
                                                              ----------    ------------
Total Sales.................................................   2,706,313    $ 44,156,929
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      96,700    $  1,569,395
  Class B...................................................      60,400         978,904
  Class C...................................................      21,673         351,637
                                                              ----------    ------------
Total Dividend Reinvestment.................................     178,773    $  2,899,936
                                                              ==========    ============
Repurchases:
  Class A...................................................    (751,111)   $(12,180,934)
  Class B...................................................    (568,107)     (9,209,533)
  Class C...................................................    (200,158)     (3,258,552)
                                                              ----------    ------------
Total Repurchases...........................................  (1,519,376)   $(24,649,019)
                                                              ==========    ============

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    At September 30, 2002, capital aggregated $44,909,274, $37,536,341 and $11,483,521 for Classes A, B and C, respectively. For the year ended September 30, 2002, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     932,347    $ 14,737,924
  Class B...................................................     555,685       8,780,808
  Class C...................................................     357,695       5,658,351
                                                              ----------    ------------
Total Sales.................................................   1,845,727    $ 29,177,083
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      91,984    $  1,451,414
  Class B...................................................      59,837         942,959
  Class C...................................................      15,889         250,815
                                                              ----------    ------------
Total Dividend Reinvestment.................................     167,710    $  2,645,188
                                                              ==========    ============
Repurchases:
  Class A...................................................    (903,144)   $(14,306,507)
  Class B...................................................    (377,400)     (5,933,734)
  Class C...................................................    (110,184)     (1,742,667)
                                                              ----------    ------------
Total Repurchases...........................................  (1,390,728)   $(21,982,908)
                                                              ==========    ============

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the years ended September 30, 2003 and 2002, 49,822 and 50,806 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended September 30, 2003 and 2002, no Class C Shares converted to Class A Shares. Class B and Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

imposed on most redemptions made within six years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the year ended September 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $69,300 and CDSC on redeemed shares of approximately $124,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $50,805,844 and $29,560,781, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to percentage of the contract amount with either a future

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended September 30, 2003, are as follows:

                                                              CONTRACTS
Outstanding at September 30, 2002...........................     -0-
Futures Opened..............................................     724
Futures Closed..............................................    (552)
                                                                ----
Outstanding at September 30, 2003...........................     172
                                                                ====

    The futures contracts outstanding as of September 30, 2003, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures December 2003 (Current
  Notional Value of $114,625 per contract)..................      33        $(186,796)
U.S. Treasury Notes 5-Year Futures December 2003 (Current
  Notional Value of $113,469 per contract)..................     139         (535,726)
                                                                 ---        ---------
                                                                 172        $(722,522)
                                                                 ===        =========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $864,210 and $37,738 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

NOTES TO
FINANCIAL STATEMENTS

September 30, 2003

    Included in these fees for the year ended September 30, 2003, are payments retained by Van Kampen of approximately $380,700 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $20,900.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen New York Tax Free Income Fund

    We have audited the accompanying statement of assets and liabilities of the Van Kampen New York Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended September 30, 1999 were audited by other auditors whose report dated November 11, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen New York Tax Free Income Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
November 4, 2003

                                               VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Emerging Markets
   Emerging Markets Income
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- Visit our Web site at
  VANKAMPEN.COM.
  To view a prospectus
  select Literature,
  Download Fund Info.                                         (COMPUTER ICON)

- Call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- E-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us.
                                                            (MAIL ICON)

* Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN NEW YORK TAX FREE INCOME FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2003. The Fund designated 99.8% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee            Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                                     since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Former
                                                             Director of the World
                                                             Presidents
                                                             Organization-Chicago
                                                             Chapter. Director of the
                                                             Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago.

J. Miles Branagan (71)        Trustee            Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                       since 1995  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                            August 1996, Chairman,                  in the Fund Complex.
                                                             Chief Executive Officer
                                                             and President, MDT
                                                             Corporation (now known as
                                                             Getinge/Castle, Inc., a
                                                             subsidiary of Getinge
                                                             Industrier AB), a company
                                                             which develops,
                                                             manufactures, markets and
                                                             services medical and
                                                             scientific equipment.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee            Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                                 since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                    Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                    Director of Amgen Inc., a
                                                             ("Allstate") and Allstate               biotechnological company,
                                                             Insurance Company. Prior                and Director of Valero
                                                             to January 1995,                        Energy Corporation, an
                                                             President and Chief                     independent refining
                                                             Executive Officer of                    company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (62)             Trustee            Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                        since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                                   capital investment and                  in the Fund Complex.
Suite 980                                                    management advisory                     Director of TeleTech
San Diego, CA 92122-6223                                     services. Prior to July                 Holdings Inc.,
                                                             2000, Managing Partner of               Stericycle, Inc.,
                                                             Equity Group Corporate                  TheraSense, Inc., GATX
                                                             Investment (EGI), a                     Corporation, Arris Group,
                                                             company that makes                      Inc. and Trustee of the
                                                             private investments in                  University of Chicago
                                                             other companies.                        Hospitals and Health
                                                                                                     Systems. Prior to May
                                                                                                     2002, Director of
                                                                                                     Peregrine Systems Inc.
                                                                                                     Prior to February 2001,
                                                                                                     Vice Chairman and
                                                                                                     Director of Anixter
                                                                                                     International, Inc. and
                                                                                                     IMC Global Inc. Prior to
                                                                                                     July 2000, Director of
                                                                                                     Allied Riser
                                                                                                     Communications Corp.,
                                                                                                     Matria Healthcare Inc.,
                                                                                                     Transmedia Networks,
                                                                                                     Inc., CNA Surety, Corp.
                                                                                                     and Grupo Azcarero Mexico
                                                                                                     (GAM). Prior to April
                                                                                                     1999, Director of Metal
                                                                                                     Management, Inc.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee            Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                             since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                       executive search firm.                  in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1992, Executive Vice
                                                             President of La Salle
                                                             National Bank.

R. Craig Kennedy (51)         Trustee            Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                           since 1994  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                       of the United States, an                in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (67)            Trustee            Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                         since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                                 Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                        Corporation, Inc., an                   Director of the Lake
                                                             investment holding                      Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee            Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                           since 1994  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                       in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (62)     Trustee            Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                              since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                            University of Chicago and               in the Fund Complex.
                                                             the Adam Smith                          Director of Winston
                                                             Distinguished Service                   Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey (61)       Trustee            Trustee     Chief Communications           88       Trustee/Director/Managing
2101 Constitution Ave., N.W.                     since 1999  Officer of the National                 General Partner of funds
Room 285                                                     Academy of                              in the Fund Complex.
Washington, D.C. 20418                                       Sciences/National                       Director of Neurogen
                                                             Research Council, an                    Corporation, a
                                                             independent, federally                  pharmaceutical company,
                                                             chartered policy                        since January 1998.
                                                             institution, since 2001
                                                             and previously Chief
                                                             Operating Officer from
                                                             1993 to 2001. Director of
                                                             the Institute for Defense
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, and
                                                             Trustee of Colorado
                                                             College. Prior to 1993,
                                                             Executive Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of
                                                             Sciences/National
                                                             Research Council. From
                                                             1980 through 1989,
                                                             Partner of Coopers &
                                                             Lybrand.

INTERESTED TRUSTEES*

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,           Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President and      since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020            Chief Executive                funds in the Fund                       in the Fund Complex.
                              Officer                        Complex. Chairman,
                                                             President, Chief
                                                             Executive Officer and
                                                             Director of the Advisers
                                                             and VK Advisors Inc.
                                                             since December 2002.
                                                             Chairman, President and
                                                             Chief Executive Officer
                                                             of Van Kampen Investments
                                                             since December 2002.
                                                             Director of Van Kampen
                                                             Investments since
                                                             December 1999. Chairman
                                                             and Director of Van
                                                             Kampen Funds Inc. since
                                                             December 2002. President,
                                                             Director and Chief
                                                             Operating Officer of
                                                             Morgan Stanley Investment
                                                             Management since December
                                                             1998. President and
                                                             Director since April 1997
                                                             and Chief Executive
                                                             Officer since June 1998
                                                             of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc.
                                                             Chairman, Chief Executive
                                                             Officer and Director of
                                                             Morgan Stanley
                                                             Distributors Inc. since
                                                             June 1998. Chairman since
                                                             June 1998, and Director
                                                             since January 1998 of
                                                             Morgan Stanley Trust.
                                                             Director of various
                                                             Morgan Stanley
                                                             subsidiaries. President
                                                             of the Morgan Stanley
                                                             Funds since May 1999.
                                                             Previously Chief
                                                             Executive Officer of Van
                                                             Kampen Funds Inc. from
                                                             December 2002 to July
                                                             2003, Chief Strategic
                                                             Officer of Morgan Stanley
                                                             Investment Advisors Inc.
                                                             and Morgan Stanley
                                                             Services Company Inc. and
                                                             Executive Vice President
                                                             of Morgan Stanley
                                                             Distributors Inc. from
                                                             April 1997 to June 1998.
                                                             Chief Executive Officer
                                                             from September 2002 to
                                                             April 2003 and Vice
                                                             President from May 1997
                                                             to April 1999 of the
                                                             Morgan Stanley Funds.

                                                                                        NUMBER OF
                                                  TERM OF                                FUNDS IN
                                                 OFFICE AND                                FUND
                                 POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND           SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee            Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                                 since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                                December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                   Director, President,
                                                             Chief Executive Officer
                                                             and Managing Director of
                                                             Van Kampen Investments
                                                             and its investment
                                                             advisory, distribution
                                                             and other subsidiaries.
                                                             Prior to December 2002,
                                                             President and Chief
                                                             Executive Officer of
                                                             funds in the Fund
                                                             Complex. Prior to May
                                                             1998, Executive Vice
                                                             President and Director of
                                                             Marketing at Morgan
                                                             Stanley and Director of
                                                             Dean Witter, Discover &
                                                             Co. and Dean Witter
                                                             Realty. Prior to 1996,
                                                             Director of Dean Witter
                                                             Reynolds Inc.
Wayne W. Whalen* (64)         Trustee            Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                            since 1994  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                            Meagher & Flom                          in the Fund Complex.
                                                             (Illinois), legal counsel
                                                             to funds in the Fund
                                                             Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)         Vice President      Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                              since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                   December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                            Investments and President and Chief Operations Officer of
                                                             the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                             Executive Vice President and Chief Investment Officer of
                                                             funds in the Fund Complex. Prior to May 2001, Managing
                                                             Director and Chief Investment Officer of Van Kampen
                                                             Investments, and Managing Director and President of the
                                                             Advisers and Van Kampen Advisors Inc. Prior to December
                                                             2000, Executive Vice President and Chief Investment Officer
                                                             of Van Kampen Investments, and President and Chief Operating
                                                             Officer of the Advisers. Prior to April 2000, Executive Vice
                                                             President and Chief Investment Officer for Equity
                                                             Investments of the Advisers. Prior to October 1998, Vice
                                                             President and Senior Portfolio Manager with AIM Capital
                                                             Management, Inc. Prior to February 1998, Senior Vice
                                                             President and Portfolio Manager of Van Kampen American
                                                             Capital Asset Management, Inc., Van Kampen American Capital
                                                             Investment Advisory Corp. and Van Kampen American Capital
                                                             Management, Inc.

Stefanie V. Chang (36)       Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                      since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)     Executive           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  Vice President      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           and Chief                       Management Inc. and Morgan Stanley Investments LP and
                             Investment Officer              Director of Morgan Stanley Trust for over 5 years. Executive
                                                             Vice President and Chief Investment Officer of funds in the
                                                             Fund Complex. Managing Director and Chief Investment Officer
                                                             of Van Kampen Investments, the Advisers and Van Kampen
                                                             Advisors Inc. since December 2002.

John R. Reynoldson (50)      Vice President      Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                 since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                   the Fixed Income Department of the Advisers and Van Kampen
                                                             Advisors Inc. Prior to December 2000, Senior Vice President
                                                             of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                             2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                             President of the government securities bond group for Asset
                                                             Management.

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  FUND           SERVED    DURING PAST 5 YEARS

Ronald E. Robison (64)       Executive Vice      Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and       since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal                       funds in the Fund Complex. Chief Global Operations Officer
                             Executive Officer               and Managing Director of Morgan Stanley Investment
                                                             Management Inc. Managing Director of Morgan Stanley.
                                                             Managing Director and Director of Morgan Stanley Investment
                                                             Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                             Executive Officer and Director of Morgan Stanley Trust. Vice
                                                             President of the Morgan Stanley Funds.
A. Thomas Smith III (46)     Vice President and  Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas  Secretary           since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                           Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Managing Director and General
                                                             Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                             Inc. Vice President and Secretary of funds in the Fund
                                                             Complex. Prior to July 2001, Managing Director, General
                                                             Counsel, Secretary and Director of Van Kampen Investments,
                                                             the Advisers, the Distributor, Investor Services, and
                                                             certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                             Secretary and Director of Van Kampen Investments, the
                                                             Advisers, Van Kampen Advisors Inc., the Distributor,
                                                             Investor Services and certain other subsidiaries of Van
                                                             Kampen Investments. Prior to January 1999, Vice President
                                                             and Associate General Counsel to New York Life Insurance
                                                             Company ("New York Life"), and prior to March 1997,
                                                             Associate General Counsel of New York Life. Prior to
                                                             December 1993, Assistant General Counsel of The Dreyfus
                                                             Corporation. Prior to August 1991, Senior Associate, Willkie
                                                             Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                             the Securities and Exchange Commission, Division of
                                                             Investment Management, Office of Chief Counsel.

John L. Sullivan (48)        Vice President,     Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Chief Financial     since 1996  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181   Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                             Complex. Head of Fund Accounting for Morgan Stanley
                                                             Investment Management. Prior to December 2002, Executive
                                                             Director of Van Kampen Investments, the Advisers and Van
                                                             Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 235, 325, 425
                                                 NYTF ANR
                                                 11/03 12230K03-AP-11/03

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1) The Trust's Code of Ethics is attached hereto as Exhibit 10A.
         (2) Not applicable.
         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each Principal Executive Officer and Principal Financial Officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Trust
             -------------------------
By:/s/Ronald E. Robison
   ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2003

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: November 19, 2003